UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  SHARES                                                                VALUE $
  ------                                                                -------
            COMMON STOCK - 97.7%
            AUSTRALIA - 9.1%
   15,865   Abacus Property Group                                         23,527
    8,802   Amcor                                                         49,887
    5,319   Aspen Group                                                    7,640
    3,522   Ausdrill                                                       5,278
    1,450   Auspine                                                        4,503
    3,504   AWB                                                            8,515
    4,625   BlueScope Steel                                               30,953
    4,387   Boral                                                         27,248
    5,196   Centro Properties Group                                       36,428
   10,020   Centro Retail Group                                           14,976
    1,767   City Pacific                                                   6,722
    4,913   Coca-Cola Amatil                                              29,867
      573   Commonwealth Bank of Australia                                22,262
   19,599   Commonwealth Property Office
               Fund                                                       22,064
    1,370   Crane Group                                                   15,381
    8,624   CSR                                                           23,970
   20,582   DB RREEF Trust                                                28,204
   12,282   DUET Group                                                    30,228
   15,642   Futuris                                                       25,503
    4,669   Great Southern Plantations                                     9,497
    1,049   GUD Holdings                                                   6,524
    5,569   Hastings Diversified Utilities Fund                           13,533
   15,383   ING Industrial Fund                                           29,381
   19,042   ING Office Fund                                               23,507
   17,158   Investa Property Group                                        32,904
    3,171   MacArthur Coal                                                12,433
   10,035   Macquarie Airports Management                                 27,659
    4,634   Macquarie Communications
               Infrastructure Group                                       21,947
   14,277   Macquarie CountryWide Trust                                   24,608
   14,897   Macquarie DDR Trust                                           15,730
   19,957   Macquarie Office Trust                                        25,411
   14,512   Macquarie ProLogis Trust                                      14,647
   11,656   Pacific Brands                                                25,068
    3,223   Pacifica Group                                                 5,430
    6,002   PaperlinX                                                     16,543
    1,841   Port Bouvard                                                   6,575
    8,584   Qantas Airways                                                35,922
    3,828   Santos                                                        27,640
    1,622   Sims Group                                                    27,201
    9,536   Smorgon Steel Group                                           13,623
    4,970   Stockland                                                     32,760
    1,277   TABCORP Holdings                                              17,311
   14,080   Telstra                                                       46,350
    7,449   Tishman Speyer Office Fund                                    16,887
   11,222   Valad Property Group                                          15,683

  SHARES                                                               VALUE $
  ------                                                               -------
      539   Wesfarmers                                                    15,965
    2,681   Westfield Group                                               46,439
    1,398   Westpac Banking                                               27,211
                                                                     -----------
                                                                       1,047,545
            AUSTRIA - 0.8%
      159   Agrana Beteiligungs                                           15,872
      389   Boehler-Uddeholm (1)                                          27,390
      587   OMV (1)                                                       31,418
      370   Voestalpine (1)                                               21,409
                                                                     -----------
                                                                          96,089
            BELGIUM - 3.4%
        3   Banque Nationale de Belgique                                  14,857
       98   Befimmo REIT                                                  11,494
      121   Bekaert                                                       14,831
      861   Belgacom                                                      38,980
       42   Cie du Bois Sauvage                                           18,719
       70   Cofinimmo REIT (1)                                            13,966
      115   Compagnie Immobiliere de
               Belgique                                                    6,991
      554   Compagnie Maritime Belge                                      24,995
      429   Cumerio                                                       10,007
      545   Delhaize Group                                                45,278
    1,843   Dexia                                                         54,689
    1,113   Euronav                                                       32,955
      378   Gimv                                                          23,522
      136   Intervest Offices REIT                                         5,227
      205   Solvay                                                        31,204
      634   Tessenderlo Chemie                                            27,092
      214   Warehouses De Pauw REIT                                       13,986
       66   Wereldhave Belgium REIT                                        5,316
                                                                     -----------
                                                                         394,109
            BERMUDA - 0.1%
    1,355   Catlin Group                                                  13,149
                                                                     -----------
            BRAZIL - 1.7%
      500   Banco do Brasil                                               16,371
      600   Banco Nossa Caixa                                             13,636
      500   Brasil Telecom Participacoes ADR                              21,075
      500   Cia de Saneamento Basico do
               Estado de Sao Paulo ADR                                    15,730
      100   Cia Energetica de Minas Gerais
               ADR (1)                                                     4,822
  600,000   Cia Paranaense de Energia                                      6,190
    1,000   Cia Petroquimica do Sul                                       18,184
      300   Cia Siderurgica Nacional ADR                                   9,705
    1,500   CPFL Energia                                                  19,786
    1,200   Gerdau ADR                                                    20,280


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  SHARES                                                               VALUE $
  ------                                                               -------
            COMMON STOCK - (CONTINUED)
            BRAZIL - (CONTINUED)
      500   Sadia ADR                                                     16,125
    1,000   Tele Norte Leste Participacoes
               ADR                                                        13,490
    2,000   Tractebel Energia                                             17,195
                                                                     -----------
                                                                         192,589
            BRITISH VIRGIN ISLANDS - 0.0%
    5,357   Empire Online                                                  4,525
                                                                     -----------
            CANADA - 6.8%
    6,800   Abitibi-Consolidated                                          22,135
    1,800   Algonquin Power Income Fund                                   13,891
      400   Atco                                                          15,818
      981   Baytex Energy Trust                                           16,853
    1,900   BCE                                                           49,963
      500   Calloway REIT                                                 12,532
    1,000   Canadian Apartment Properties
               REIT                                                       16,225
    1,000   Chartwell Seniors Housing REIT                                13,751
      800   Cinram International Income Fund                              15,434
      600   Cominar REIT                                                  12,290
    1,100   Emera                                                         19,923
      600   Empire Class A                                                21,596
      532   Enerplus Resources Fund                                       23,339
      500   EPCOR Power LP                                                11,308
      500   Fording Canadian Coal Trust                                   11,359
    1,442   GAZ Metro LP                                                  20,504
      400   George Weston                                                 26,582
    2,040   Gerdau Ameristeel                                             20,522
    1,100   H&R REIT                                                      23,513
    1,000   InnVest REIT                                                  11,610
    2,200   Inter Pipeline Fund Class A                                   16,809
      600   Laurentian Bank of Canada                                     15,604
    1,700   Legacy Hotels REIT                                            14,737
    1,100   Linamar                                                       13,556
      500   Magna International Class A                                   39,032
      600   Manitoba Telecom Services                                     24,329
    1,000   Mullen Group Income Fund                                      16,361
    3,000   Norbord                                                       24,477
      800   Northbridge Financial                                         20,398
      800   Phoenix Technology Income Fund                                 4,957
    1,000   Power Corp. of Canada                                         30,282
    1,100   Primaris Retail REIT                                          18,343
    1,400   Provident Energy Trust                                        14,469
      600   Quebecor World                                                 8,042
    1,500   Retirement Residences REIT                                    10,607
      600   RioCan REIT                                                   12,830

  SHARES                                                               VALUE $
  ------                                                               -------
    1,100   Rothmans                                                      18,988
      400   Sobeys                                                        14,275
      900   Thunder Energy Trust                                           4,085
      996   Torstar, Class B                                              16,007
    1,100   TransAlta                                                     23,129
      300   West Fraser Timber                                            11,270
    2,200   Yellow Pages Income Fund                                      24,214
                                                                     -----------
                                                                         775,949
            CHILE - 0.4%
    4,939   Cia de Telecomunicaciones de
               Chile Class A                                              10,654
    8,610   Cia Sudamericana de Vapores                                   12,962
1,941,329   CorpBanca                                                     10,656
      925   Empresa Nacional de
               Telecomunicaciones                                         12,040
                                                                     -----------
                                                                          46,312
            CHINA - 1.0%
   16,000   Aluminum Corp. of China Class H                               14,264
   26,000   China Petroleum & Chemical
               Class H                                                    21,747
   34,000   China Telecom Class H                                         16,419
   24,000   COSCO Holdings Class H                                        17,430
   18,000   Huaneng Power International
               Class H                                                    16,301
   16,000   PetroChina Class H                                            19,613
   20,000   Sinopec Shanghai Petrochemical
               Class H                                                     9,786
                                                                     -----------
                                                                         115,560
            CZECH REPUBLIC - 0.2%
       90   Komercni Banka                                                13,449
      553   Telefonica O2 Czech Republic                                  13,541
                                                                     -----------
                                                                          26,990
            DENMARK - 0.4%
       25   D/S Norden                                                    20,743
      200   D/S Torm                                                      12,852
       30   Sjaelso Gruppen                                               10,125
                                                                     -----------
                                                                          43,720
            FINLAND - 1.3%
      400   Elcoteq                                                        4,744
      686   Huhtamaki                                                     12,212
      400   Kesko B Shares                                                21,320
    1,600   M-real B Shares                                               10,884
    1,514   Neste Oil                                                     46,110
    1,000   OKO Bank Class A                                              16,238
      400   PKC Group                                                      5,917


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  SHARES                                                               VALUE $
  ------                                                               -------
            COMMON STOCK - (CONTINUED)
            FINLAND - (CONTINUED)
    2,119   Raisio V Shares                                                5,716
      600   Rautaruukki                                                   23,653
                                                                     -----------
                                                                         146,794
            FRANCE - 6.9%
    1,020   Air France-KLM                                                45,886
      192   Assurances Generales de France                                31,352
      701   AXA                                                           29,544
      440   Bongrain                                                      42,518
      684   Bouygues                                                      46,219
      601   Casino Guichard-Perrachon                                     52,163
      462   CNP Assurances                                                52,893
      138   Compagnie Plastic-Omnium                                       6,672
    1,199   Credit Agricole                                               51,345
      228   Esso Ste Anonyme Francaise                                    48,135
    1,950   France Telecom (1)                                            53,874
      447   Michelin Series B                                             40,894
    1,700   Natixis                                                       47,832
      479   Peugeot                                                       31,493
      402   Rallye                                                        21,558
      403   Renault                                                       49,867
      285   Societe Generale                                              50,326
      737   Total                                                         49,752
      949   Valeo (1)                                                     43,298
                                                                     -----------
                                                                         795,621
            GERMANY - 6.1%
        6   Allianz Lebensversicherungs                                    6,173
      220   AMB Generali Holding                                          32,596
      752   Balda                                                          8,644
      765   Bayerische Motoren Werke                                      46,657
      372   BayWa                                                         12,847
      495   Bechtle                                                       13,947
      754   DaimlerChrysler                                               46,831
      347   Deutsche Bank                                                 49,038
    1,800   Deutsche Lufthansa                                            50,340
    1,293   Deutsche Post                                                 39,767
    2,929   Deutsche Telekom                                              51,531
      241   Hochtief                                                      19,667
      906   IKB Deutsche Industriebank                                    38,208
      455   Indus Holding                                                 17,646
      285   Koenig & Bauer                                                10,934
      198   Muenchener Rueckversicherungs                                 31,222
      998   MVV Energie                                                   35,272
      573   Norddeutsche Affinerie                                        16,652
      125   Schlott Gruppe                                                 3,926
      256   Sixt                                                          15,323

  SHARES                                                               VALUE $
  ------                                                               -------
      715   Suedzucker                                                    15,552
    1,213   ThyssenKrupp                                                  57,240
      623   TUI                                                           13,047
      409   Volkswagen                                                    45,578
      921   Wuestenrot & Wuerttembergische                                25,205
                                                                     -----------
                                                                         703,843
            GREECE - 0.8%
    1,100   Diana Shipping                                                17,369
      600   DryShips                                                      10,242
    1,320   Heracles General Cement                                       29,794
    1,059   Public Power                                                  30,500
    2,651   Technical Olympic                                              8,914
                                                                     -----------
                                                                          96,819
            GUERNSEY - 0.3%
    5,219   ISIS Property Trust 2                                         14,610
    7,417   UK Balanced Property Trust                                    21,891
                                                                     -----------
                                                                          36,501
            HONG KONG - 0.9%
   30,000   Champion Technology Holdings                                   5,572
    2,000   Guoco Group                                                   25,746
   18,000   Noble Group (1)                                               12,665
    5,000   Orient Overseas International                                 33,368
   18,000   Public Financial Holdings                                     15,286
    6,000   Truly International Holdings                                   6,533
                                                                     -----------
                                                                          99,170
            INDONESIA - 0.2%
  501,000   Bank Internasional Indonesia                                  12,394
   10,000   Gudang Garam                                                  11,380
                                                                     -----------
                                                                          23,774
            IRELAND - 0.1%
    4,558   Fyffes                                                         6,534
    4,558   Total Produce (1)                                              4,277
                                                                     -----------
                                                                          10,811
            ISRAEL - 0.5%
    1,618   Bank Hapoalim                                                  7,508
    1,864   Bank Leumi Le-Israel                                           7,311
    5,521   Bezeq Israeli Telecommunication                                8,808
      265   Discount Investment                                            7,701
      232   IDB Development                                                7,490
       16   Israel                                                         8,057
    5,619   Migdal Insurance Holdings                                      7,679
                                                                     -----------
                                                                          54,554
            ITALY - 6.3%
      706   Acegas (1)                                                     8,327


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

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 SHARES                                                                VALUE $
 ------                                                                -------
            COMMON STOCK - (CONTINUED)
            ITALY - (CONTINUED)
    7,695   AEM                                                           24,820
    2,604   Alleanza Assicurazioni                                        34,377
      780   Autostrada Torino-Milano (1)                                  19,639
      579   Banca Popolare di Spoleto                                      9,188
      291   Banco di Sardegna (1)                                          7,968
    1,861   BPU Banca                                                     52,677
    8,978   Cofide (1)                                                    14,450
    3,059   Cremonini (1)                                                 10,514
    1,240   Danieli                                                       15,733
    5,016   Enel (1)                                                      53,079
      888   ENI                                                           28,584
      659   ERG                                                           14,617
    1,754   Ergo Previdenza                                               12,035
    1,078   Fondiaria                                                     48,790
    1,163   Indesit (1)                                                   20,673
    6,845   Intesa Sanpaolo                                               51,605
      204   Italmobiliare (1)                                             21,813
    9,808   KME Group                                                      6,917
    2,346   Mediolanum                                                    18,802
    2,695   Meliorbanca                                                   13,276
    1,746   Milano Assicurazioni                                          13,903
    3,113   Navigazione Montanari                                         14,128
   12,085   Pirelli (1)                                                   12,505
      171   Pirelli & C Real Estate (1)                                   12,475
    3,710   Snam Rete Gas (1)                                             21,842
      213   Societa Cattolica di Assicurazioni                            12,610
    1,322   Societa Iniziative Autostradali e
               Servizi                                                    19,881
   16,320   Telecom Italia (1)                                            48,119
    7,339   Terna (1)                                                     25,465
   13,810   Unipol                                                        51,157
                                                                     -----------
                                                                         719,969
            JAPAN - 14.3%
    2,200   Alps Electric                                                 23,156
    2,000   Ashimori Industry                                              4,393
        6   Can Do                                                         4,684
    1,000   CFS                                                            5,379
    1,400   Chubu Electric Power                                          44,555
    1,200   Cleanup                                                        9,896
   10,000   Cosmo Oil                                                     40,361
    2,000   Dai-Ichi Kogyo Seiyaku                                         5,603
    1,000   Daio Paper                                                     8,453
       44   Dynacity                                                       4,861
      700   Ferrotec                                                       5,500
    5,000   Fuji Heavy Industries                                         26,148
    3,000   Fujitsu General (1)                                            6,464

 SHARES                                                                VALUE $
 ------                                                                -------
      500   Fuyo General Lease                                            18,606
    3,000   Gun-Ei Chemical Industry                                       8,105
      600   Hakuto                                                         8,493
    3,000   Hino Motors                                                   15,515
    8,000   Hitachi                                                       53,705
      800   Hitachi Capital                                               15,879
    1,200   Hitachi Maxell                                                18,647
    1,000   Hitachi Medical                                               10,376
    2,000   Hodogaya Chemical                                              6,498
    2,000   Hokkaido Gas                                                   5,122
    1,400   Hokuriku Electric Power                                       32,662
    6,000   Hunet                                                          1,343
    3,000   Ichikoh Industries                                             8,379
    1,000   Inageya                                                        7,500
    2,400   Itochu Enex                                                   15,574
    2,000   Izumiya                                                       14,653
    1,200   Japan Medical Dynamic Marketing                                3,521
        8   Japan Prime REIT                                              29,902
    3,000   JFE Shoji Holdings                                            14,794
    1,000   JMS                                                            3,265
    1,000   Joshin Denki                                                   6,489
      600   Kaga Electronics                                              10,815
      800   Kato Sangyo                                                   10,283
    3,000   Kawasaki Kisen Kaisha                                         25,957
      700   Kojima                                                         5,883
    6,000   Kurabo Industries                                             15,316
    1,600   Kyushu Electric Power                                         44,953
    6,000   Marubeni                                                      32,322
    1,200   Marusan Securities                                            16,957
    2,000   Mito Securities                                                9,299
    1,000   Mitsuba                                                        8,768
    1,100   Mutow                                                          4,695
    3,000   Nakayama Steel Works                                          12,084
   10,000   NEC                                                           50,555
    1,000   NEC Fielding                                                  13,178
      700   NEC Leasing                                                   13,111
    3,000   Nice                                                          11,139
    1,000   Nippon Denwa Shisetsu                                          3,531
    3,000   Nippon Formula Feed
               Manufacturing                                               4,600
    2,000   Nippon Kinzoku                                                 5,221
    3,000   Nippon Light Metal                                             7,857
    7,000   Nippon Mining Holdings                                        50,298
    7,000   Nippon Oil                                                    46,934
        8   Nippon Paper Group                                            30,433
       10   Nippon Telegraph & Telephone                                  49,892
    4,000   Nippon Yusen Kabushiki Kaish                                  30,598
    2,000   Nipro                                                         37,212
    3,000   Nissan Diesel Motor                                           10,840


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

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 SHARES                                                                VALUE $
 ------                                                                -------
            COMMON STOCK - (CONTINUED)
            JAPAN - (CONTINUED)
    4,200   Nissan Motor                                                  52,491
    2,000   Nissan Shatai                                                 10,907
   10,000   Oki Electric Industry                                         21,382
      200   Okinawa Electric Power                                        12,829
    1,000   Oriental Yeast                                                 5,967
    2,000   Pacific Industrial                                            12,697
      500   Poplar                                                         4,214
      500   Ricoh Leasing                                                 13,219
    3,000   San-Ai Oil                                                    12,407
    2,000   Sanden                                                         9,067
    1,900   Sankyo Seiko                                                   8,724
    1,200   Sanoh Industrial                                               8,086
    1,700   Seiko PMC                                                      5,917
    6,000   Shinko Securities (1)                                         30,433
    3,400   Showa Shell Sekiyu                                            37,139
      200   Sogo Medical                                                   4,218
        8   Tact Home                                                      6,617
    1,100   Taiho Kogyo                                                   12,891
    5,000   Taisei                                                        16,783
    2,000   Takagi Securities                                              8,818
      660   Takefuji                                                      26,584
    2,000   Tayca                                                          5,619
    2,000   TBK                                                            8,669
    2,000   Tobu Store                                                     5,536
    2,000   Toho                                                           6,796
      800   Tohoku Electric Power                                         21,018
    2,000   Tokai                                                          8,420
    2,000   Tokai Pulp & Paper                                             6,067
    5,000   Tokai Tokyo Securities (1)                                    26,355
    1,100   Tokyo Leasing                                                 15,507
    4,000   Tomoku                                                         8,752
    3,000   Toshiba TEC                                                   15,465
    6,000   Toyo Ink Manufacturing                                        25,112
    2,000   Toyo Securities                                                8,918
    1,700   Toyota Auto Body                                              31,630
      300   UFJ Central Leasing                                           14,769
    1,000   UNY                                                           13,045
      900   Vital-net                                                      6,355
      900   Yellow Hat                                                     7,422
    3,000   Yodogawa Steel Works                                          18,100
    3,000   Yokohama Rubber                                               17,230
                                                                     -----------
                                                                       1,643,387
            LUXEMBOURG - 0.0%
      912   Gaming VC Holdings                                             1,451
                                                                     -----------

 SHARES                                                                VALUE $
 ------                                                                -------
            MALAYSIA - 0.5%
    4,300   Hong Leong Financial Group                                     6,757
   12,900   Petronas Dagangan                                             19,350
    4,000   Shell Refining                                                12,115
    8,000   UMW Holdings                                                  20,457
                                                                     -----------
                                                                          58,679
            MEXICO - 0.1%
    1,600   Alfa Class A                                                  10,905
                                                                     -----------
            NETHERLANDS - 5.1%
    1,587   ABN AMRO Holding                                              50,671
    2,705   Aegon                                                         53,054
      500   CNH Global                                                    16,955
      316   Corio                                                         26,994
    1,588   European Aeronautic Defence and
               Space                                                      52,689
      335   Heijmans                                                      18,336
    1,161   ING Groep                                                     50,762
      253   KAS Bank                                                       6,973
      447   Koninklijke                                                   22,160
      579   Koninklijke Wessanen                                           7,998
      461   Nieuwe Steen Investments Funds                                14,088
    1,523   OCE                                                           25,842
    1,363   Royal Dutch Shell A Shares                                    45,892
    1,419   Royal Dutch Shell B Shares                                    47,555
    2,221   Royal KPN (1)                                                 31,983
    2,249   SNS Reaal (1)                                                 49,679
      213   Univar                                                        11,864
      446   Vastned Offices/Industrial                                    17,489
      235   Vastned Retail                                                22,356
      105   Wereldhave                                                    14,053
                                                                     -----------
                                                                         587,393
            NEW ZEALAND - 0.6%
    4,080   Air New Zealand                                                5,591
    8,768   AMP NZ Office Trust                                            8,091
    2,955   Fisher & Paykel Appliances
               Holdings                                                    7,631
    1,497   Fletcher Building                                             11,906
    7,801   ING Property Trust                                             7,198
    1,465   Nuplex Industries                                              7,021
    1,780   Steel & Tube Holdings                                          5,883
    2,721   Telecom Corp. of New Zealand                                   9,312
    4,529   Vector                                                         8,389
                                                                     -----------
                                                                          71,022
            NORWAY - 2.2%
    5,000   ABG Sundal Collier (1)                                        11,222
      200   Aker Yards                                                    15,903


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

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 SHARES                                                                VALUE $
 ------                                                                -------
            COMMON STOCK - (CONTINUED)
            NORWAY - (CONTINUED)
      800   Camillo Eitzen                                                 8,465
    1,900   DnB NOR                                                       28,540
    1,200   Frontline (1)                                                 39,196
    1,650   Norsk Hydro                                                   53,366
      700   Norske Skogindustrier ASA                                     12,877
    1,100   Sparebanken Midt-Norge                                        14,637
      250   Sparebanken Nord-Norge                                         5,972
      400   Sparebanken Rogaland                                          12,569
    1,000   Statoil                                                       26,692
      400   Veidekke ASA                                                  16,929
      300   Wilh. Wilhelmsen Class A                                      11,783
                                                                     -----------
                                                                         258,151
            PHILIPPINES - 0.2%
    7,500   Bank of the Philippine Islands                                11,077
      440   Globe Telecom                                                 12,997
                                                                     -----------
                                                                          24,074
            POLAND - 0.3%
      280   KGHM Polska Miedz                                              8,512
      799   Polski Koncern Naftowy Orlen                                  12,535
    1,967   Telekomunikacja Polska (1)                                    16,756
                                                                     -----------
                                                                          37,803
            PORTUGAL - 0.4%
    1,886   Semapa-Sociedade de Investimento
               e Gestao                                                   23,128
    8,649   Sonae SGPS                                                    19,162
                                                                     -----------
                                                                          42,290
            SINGAPORE - 1.3%
   15,000   ComfortDelgro Corp                                            17,786
    2,000   Jardine Cycle & Carriage                                      18,373
   17,000   MMI Holding                                                   14,841
   12,000   MobileOne (1)                                                 16,887
   11,000   Neptune Orient Lines                                          17,558
    4,000   Singapore Airlines                                            45,866
    5,000   Singapore Petroleum                                           14,203
                                                                     -----------
                                                                         145,514
            SOUTH AFRICA - 1.5%
    3,056   African Bank Investments                                      12,305
    4,869   Growthpoint Properties                                         9,262
    1,003   JD Group                                                      12,186
    1,227   Liberty Group                                                 14,481
      449   Liberty Holdings                                              13,716
    6,245   Metropolitan Holdings                                         13,172
      899   Mittal Steel South Africa                                     13,494

 SHARES                                                                VALUE $
 ------                                                                -------
    4,750   Nampak                                                        14,708
      219   Nedbank Group                                                  4,196
    6,417   Sanlam                                                        16,617
      914   Santam                                                        11,676
    1,172   Standard Bank Group                                           16,110
      729   Telkom                                                        16,299
                                                                     -----------
                                                                         168,222
            SOUTH KOREA - 4.3%
      220   Daelim Industrial                                             17,909
      510   Daishin Securities                                            10,433
      720   Dongkuk Steel Mill                                            15,265
      590   GS Holdings                                                   19,499
      580   Hanjin Shipping                                               16,642
      240   Honam Petrochemical                                           19,409
      790   Hyundai Merchant Marine                                       14,524
      190   Hyundai Motor                                                 13,548
      900   Hyundai Securities                                            10,234
      440   Hyundai Steel                                                 15,384
    1,400   Kia Motors                                                    17,109
      810   Korea Electric Power                                          36,497
      450   Korea Gas                                                     17,814
      455   Korean Air Lines                                              16,229
    1,000   KT ADR                                                        23,100
      790   KT Freetel                                                    20,653
      690   LG                                                            21,008
      390   LG Chem                                                       18,194
      650   LG Dacom                                                      14,540
      260   LG Electronics                                                14,423
      550   LS Cable                                                      19,463
      102   POSCO                                                         35,716
      250   S-Oil                                                         17,349
      200   Samsung SDI                                                   12,731
      310   SK                                                            23,686
    1,200   SK Telecom ADR                                                28,500
                                                                     -----------
                                                                         489,859
            SPAIN - 1.0%
    4,100   Corp Mapfre                                                   20,518
    1,018   Endesa                                                        51,169
    1,390   Repsol (1)                                                    45,540
                                                                     -----------
                                                                         117,227
            SWEDEN - 4.4%
      750   Axfood                                                        28,184
      600   Bilia A Shares                                                11,511
      800   Brostrom B Shares                                             16,701
    1,000   D Carnegie                                                    22,677
    2,500   Electrolux Series B (1)                                       47,333
      600   Fabege                                                        16,198


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 SHARES                                                                VALUE $
 ------                                                                -------
            COMMON STOCK - (CONTINUED)
            SWEDEN - (CONTINUED)
      600   Haldex                                                        15,334
      800   Industrivarden C Shares (1)                                   30,811
    1,600   Investor B Shares                                             38,701
    2,500   Klovern                                                       10,618
    2,200   Kungsleden                                                    35,793
    1,000   NCC B Shares                                                  28,652
    1,400   Ratos B Shares                                                37,190
    3,600   Securitas B Shares                                            53,387
    3,400   Tele2 B Shares                                                50,421
      800   Trelleborg B Shares                                           19,523
      500   Volvo A Shares                                                37,650
                                                                     -----------
                                                                         500,684
            SWITZERLAND - 1.1%
      112   Basler Kantonalbank                                           10,312
      391   Credit Suisse Group                                           27,621
       32   Georg Fischer                                                 21,435
       40   Intershop Holdings                                            10,453
       15   Schweizerische National-
               Versicherungs-Gesellschaft                                 10,289
      120   Swiss Life Holding                                            30,203
      254   Swiss Prime Site (1)                                          15,318
                                                                     -----------
                                                                         125,631
            TAIWAN - 0.2%
    1,100   Chunghwa Telecom ADR                                          22,781
                                                                     -----------
            THAILAND - 0.3%
    4,400   Advanced Info Service Regular
               Shares                                                      9,397
   40,800   Land & Houses                                                  8,066
    1,600   Siam Cement                                                   11,174
                                                                     -----------
                                                                          28,637
            TURKEY - 0.4%
    1,198   Arcelik                                                        7,541
    1,178   Ford Otomotiv Sanayi                                          11,227
      517   Tupras Turkiye Petrol Rafine                                   9,193
    2,255   Turkiye Is Bankasi Class C                                    10,746
    2,020   Turkiye Vakiflar Bankasi Tao (1)                               4,999
                                                                     -----------
                                                                          43,706
            UNITED KINGDOM - 12.1%
    3,111   Alexon Group                                                  12,834
    2,246   Alliance & Leicester                                          47,385
    3,263   Alliance Boots                                                51,728
      955   Anglo American                                                44,349
    3,368   Antofagasta                                                   30,765

 SHARES                                                                VALUE $
 ------                                                                -------
    2,470   Arriva                                                        34,886
    1,555   Aviva                                                         25,079
    3,488   Barclays                                                      50,704
    3,005   BBA Aviation                                                  16,573
    6,061   Beazley Group                                                 17,324
    4,583   BP                                                            48,120
    4,043   Brit Insurance Holdings                                       25,415
      920   British Polythene Industries                                   9,054
    6,545   BT Group                                                      39,342
    9,886   Chaucer Holdings                                              18,449
    2,439   Chesnara                                                       8,420
    3,744   Christian Salvesen                                             4,854
    6,947   Clinton Cards                                                  8,290
    3,004   Davis Service Group                                           31,748
    4,005   DS Smith                                                      16,148
   12,782   DSG International                                             42,371
   11,047   FKI                                                           24,468
    2,662   George Wimpey                                                 28,133
    6,340   Highway Insurance Holdings                                    10,617
    7,327   HMV Group                                                     19,359
    6,218   Home Retail Group (1)                                         51,912
    2,084   HSBC Holdings                                                 37,868
    2,328   Interserve                                                    20,648
      525   John Menzies                                                   5,105
    1,666   Johnson Service Group                                         10,571
      922   Kensington Group                                              14,091
    2,822   Ladbrokes                                                     24,308
    9,304   Legal & General Group                                         28,283
    4,730   Lloyds TSB Group                                              54,031
    5,484   London Scottish Bank                                          13,251
    1,506   Luminar                                                       21,256
    2,782   Monstermob Group (1)                                           2,323
   15,332   Old Mutual                                                    51,728
    1,639   Paragon Group                                                 19,334
   10,545   Pendragon                                                     18,850
    4,006   Resolution                                                    51,309
    2,500   Rexam                                                         26,397
    1,739   RHM                                                           13,425
    1,267   Royal Bank of Scotland Group                                  50,898
    1,536   RPC Group                                                      8,041
    1,872   Severn Trent                                                  52,035
      400   Stolt-Nielsen                                                 11,863
    4,343   Taylor Woodrow                                                34,723
    1,931   TDG                                                            9,872
    7,990   Tomkins                                                       42,731
      946   United Utilities                                              14,188
    5,454   Vodafone Group                                                15,857
    2,361   Wagon                                                          6,389


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 SHARES                                                                VALUE $
 ------                                                                -------
            COMMON STOCK - (CONTINUED)
            UNITED KINGDOM - (CONTINUED)
   24,233   Woolworths Group                                              15,947
                                                                     -----------
                                                                       1,393,649
            VENEZUELA - 0.1%
      500   CANTV ADR                                                      6,705
                                                                     -----------
            TOTAL COMMON STOCK
              (Cost $10,138,055)                                      11,222,163
                                                                     -----------
            PREFERRED STOCK - 1.3%
            BRAZIL - 0.8%
  600,000   Centrais Eletricas Brasileiras
               Class B                                                    13,568
    4,000   Investimentos Itau                                            22,142
    6,000   Klabin                                                        14,444
      700   Metalurgica Gerdau                                            14,549
      700   Telemar Norte Leste ADR                                       14,246
      400   Usinas Siderurgicas de Minas
               Gerais Class A                                             15,113
                                                                     -----------
                                                                          94,062
            GERMANY - 0.5%
      186   Draegerwerk                                                   14,786
      493   Jungheinrich                                                  16,704
      918   ProSiebenSat.1 Media                                          30,902
                                                                     -----------
                                                                          62,392
                                                                     -----------
            TOTAL PREFERRED STOCK
              (Cost $129,799)                                            156,454
                                                                     -----------
            RIGHTS - 0.0%
            NEW ZEALAND - 0.0%
    8,768   AMP NZ Office Trust,
               Expires 02/16/07 (1)                                          483
                                                                     -----------
            TOTAL RIGHTS
              (Cost $0)                                                      483
                                                                     -----------
            EQUITY-LINKED WARRANTS (2) - 0.0%
            HONG KONG - 0.0%
   30,000   Champion Technology Holding,
               Expires 03/08/08 (1)                                           54
                                                                     -----------
            TOTAL EQUITY-LINKED
              WARRANTS
              (Cost $0)                                                       54
                                                                     -----------

PRINCIPAL
 AMOUNT $                                                              VALUE $
 --------                                                              -------
            SHORT-TERM INVESTMENT - 0.1%
    7,102   JPMorgan Chase Bank, N.A.
               Time Deposit (Nassau), 4.83%                                7,102
                                                                     -----------
            TOTAL SHORT-TERM
             INVESTMENT
             (Cost $7,102)                                                 7,102
                                                                     -----------
            TOTAL INVESTMENTS - 99.1%
             (Cost $10,274,956)*                                      11,386,256
                                                                     -----------
            OTHER ASSETS LESS
             LIABILITIES - 0.9%                                          101,016
                                                                     -----------
            NET ASSETS - 100.0%                                      $11,487,272
                                                                     ===========

*At January 31, 2007, the tax basis cost of the Fund's investments was $10,274,956, and the unrealized appreciation and depreciation were $1,327,825 and $(216,525) respectively.
(1) Denotes non-income producing security.
(2) Security is not readily marketable.
ADR -- American Depositary Receipt
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   SHARES                                                              VALUE $
   ------                                                              -------
               COMMON STOCK - 88.0%
               AUTO & TRANSPORTATION - 2.1%
       2,400   JB Hunt Transport Services                                 60,312
       4,900   Wabtec                                                    156,898
                                                                     -----------
                                                                         217,210
               CONSUMER DISCRETIONARY - 11.4%
       2,300   Activision (1)                                             39,169
       2,400   Cheesecake Factory (1)                                     66,312
       1,000   Corporate Executive Board                                  90,730
       1,650   Corrections Corp. of America (1)                           80,388
         700   DreamWorks Animation SKG
                  Class A (1)                                             19,726
       1,900   Heidrick & Struggles
                  International (1)                                       82,973
       1,000   Lamar Advertising Class A (1)                              66,280
       1,100   Meredith                                                   64,856
       2,000   Regis                                                      83,580
       2,200   Ritchie Brothers Auctioneers                              130,394
       5,800   Scientific Games Class A (1)                              180,032
       3,900   ServiceMaster                                              50,895
       3,800   Talbots                                                    89,680
       2,700   Watson Wyatt Worldwide Class A                            119,583
                                                                     -----------
                                                                       1,164,598
               CONSUMER STAPLES - 1.5%
       6,000   Constellation Brands Class A (1)                          148,440
                                                                     -----------
               FINANCIAL SERVICES - 11.8%
         900   AllianceBernstein Holding LP                               81,081
         200   Bank of Hawaii                                             10,470
         600   Brandywine Realty Trust                                    20,916
       1,600   Checkfree (1)                                              66,288
       3,700   Cullen/Frost Bankers                                      198,061
       4,100   Douglas Emmett (1)                                        112,176
         800   Dun & Bradstreet (1)                                       68,000
       5,000   Max Re Capital                                            120,000
       2,500   Reinsurance Group of America                              145,375
       2,400   SVB Financial Group (1)                                   111,960
       1,902   United Dominion Realty Trust                               62,367
       2,700   Westamerica Bancorporation                                134,595
       1,800   Willis Group Holdings                                      73,548
                                                                     -----------
                                                                       1,204,837
               HEALTH CARE - 16.8%
       4,700   Advanced Medical Optics (1)                               172,725
       3,000   Amylin Pharmaceuticals (1)                                116,340
       5,100   Barr Pharmaceuticals (1)                                  272,952
       1,500   Bausch & Lomb                                              83,520
       5,900   DaVita (1)                                                322,140

   SHARES                                                              VALUE $
   ------                                                              -------
       3,100   Diversa (1)                                                31,651
       1,100   Gen-Probe (1)                                              56,892
       2,500   Healthsouth (1)                                            58,475
       2,500   Invitrogen (1)                                            153,075
       2,300   Medicis Pharmaceutical Class A                             87,239
       1,200   Millipore (1)                                              82,176
       2,000   Pharmaceutical Product
                  Development                                             69,000
       2,400   Psychiatric Solutions (1)                                  93,456
       1,100   Techne (1)                                                 63,844
       1,100   Varian (1)                                                 58,861
                                                                     -----------
                                                                       1,722,346
               MATERIALS & PROCESSING - 8.7%
       1,400   Albemarle                                                 109,172
         900   Fluor                                                      74,340
       1,200   FMC                                                        93,420
         900   IPSCO                                                      90,927
       1,600   Jacobs Engineering Group (1)                              144,880
       3,200   Lubrizol                                                  164,864
       1,000   Meridian Gold (1)                                          29,220
       1,200   Pactiv (1)                                                 38,928
       2,600   Pan American Silver (1)                                    73,788
       3,500   ShawCor                                                    72,760
                                                                     -----------
                                                                         892,299
               OTHER - 0.6%
       1,100   ITT                                                        65,615
                                                                     -----------
               OTHER ENERGY - 7.6%
       3,400   Cameron International (1)                                 178,500
       2,700   Denbury Resources (1)                                      74,790
      10,500   Dresser-Rand Group (1)                                    272,580
       1,300   Noble Energy                                               69,433
       6,000   Range Resources                                           184,140
                                                                     -----------
                                                                         779,443
               PRODUCER DURABLES - 5.8%
       3,700   ACCO Brands (1)                                            89,281
       2,700   Dover                                                     133,920
       2,100   DRS Technologies                                          116,340
       2,300   SBA Communications Class A (1)                             68,333
       6,400   Tektronix                                                 180,928
                                                                     -----------
                                                                         588,802
               TECHNOLOGY - 18.0%
       6,100   Amdocs (1)                                                211,548
       1,100   Amphenol Class A                                           74,492
         700   Cognos (1)                                                 30,191
       4,400   CommScope (1)                                             142,164
       3,000   Comverse Technology (1)                                    58,050


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   SHARES                                                              VALUE $
   ------                                                              -------
               COMMON STOCK - (CONTINUED)
               TECHNOLOGY - (CONTINUED)
      10,900   Emulex (1)                                                193,475
         600   Global Payments                                            22,656
       3,900   Harris                                                    198,198
       6,500   Integrated Device Technology (1)                           98,345
       5,700   Intersil Class A                                          134,292
       6,400   Parametric Technology (1)                                 126,848
       7,200   Perot Systems Class A (1)                                 117,648
       2,700   QLogic (1)                                                 49,410
       2,900   Science Applications
                 International (1)                                        53,795
      13,600   VeriSign (1)                                              325,040
                                                                     -----------
                                                                       1,836,152
               UTILITIES - 3.7%
         800   NII Holdings (1)                                           59,040
       9,000   Sierra Pacific Resources (1)                              153,180
       7,300   Time Warner Telecom Class A (1)                           169,944
                                                                     -----------
                                                                         382,164
                                                                     -----------
               TOTAL COMMON STOCK
                (Cost $8,354,377)                                      9,001,906
                                                                     -----------
 PRINCIPAL
 AMOUNT $
 ---------
               SHORT-TERM INVESTMENT - 11.1%
   1,132,857   JPMorgan Chase Bank, N.A.
                 Time Deposit (Nassau), 4.83%                          1,132,857
                                                                     -----------
               TOTAL SHORT-TERM
                INVESTMENT
                (Cost $1,132,856)                                      1,132,857
                                                                     -----------
               TOTAL INVESTMENTS - 99.1%
                (Cost $9,487,233)*                                    10,134,763
                                                                     -----------
               OTHER ASSETS LESS
                LIABILITIES - 0.9%                                        94,581
                                                                     -----------
               TOTAL NET ASSETS - 100.0%                             $10,229,344
                                                                     ===========

*At January 31, 2007, the tax basis cost of the Fund's investments was $9,487,233, and the unrealized appreciation and depreciation of investments owned by the Fund were $762,176 and $(114,646), respectively.
(1) Denotes non-income producing security.
LP -- Limited Partnership
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  SHARES                                                               VALUE $
  ------                                                               -------
             COMMON STOCK - 88.4%
             ARGENTINA - 2.0%
     9,000   Telecom Argentina ADR (1)                                   185,400
     2,610   Tenaris ADR                                                 123,897
                                                                     -----------
                                                                         309,297
             BRAZIL - 8.9%
     9,700   All America Latina Logistica                                105,102
     2,800   Banco Bradesco ADR                                          113,792
 4,287,800   Brasil Telecom Participacoes                                 72,719
     1,592   Brasil Telecom Participacoes ADR                             67,103
     1,600   Cia de Bebidas das Americas ADR                              82,768
     2,390   Cia Energetica de Minas Gerais
                ADR (1)                                                  115,246
       900   Cia Vale do Rio Doce ADR                                     30,537
     6,300   Petroleo Brasileiro ADR                                     558,810
     1,800   Tam ADR (1)                                                  58,734
     1,675   Unibanco - Uniao de Bancos
                Brasileiros ADR                                          158,840
                                                                     -----------
                                                                       1,363,651
             CHINA - 5.6%
   425,000   China Construction Bank Class H                             250,416
    23,000   China Merchants Bank Class H                                 49,612
    40,000   China Petroleum & Chemical
               Class H                                                    33,457
   166,000   Dongfeng Motor Group, Class H                               100,999
    75,200   Guangdong Electric Power
                Development                                               49,318
   200,000   Jiangsu Express Class H                                     144,230
    41,000   Ping An Insurance Group
                Class H (1)                                              197,989
    32,000   Tingyi Cayman Islands Holding                                36,234
                                                                     -----------
                                                                         862,255
             COLOMBIA - 0.7%
     3,738   BanColombia ADR                                             111,205
                                                                     -----------
             CZECH REPUBLIC - 0.7%
     2,638   CEZ                                                         112,655
                                                                     -----------
             EGYPT - 0.8%
     1,300   Orascom Construction
                Industries GDR                                           118,353
                                                                     -----------
             HONG KONG - 5.9%
    70,000   China Mengniu Dairy                                         208,915
    33,000   China Mobile                                                302,651
   286,000   CNOOC                                                       243,248

  SHARES                                                               VALUE $
  ------                                                               -------
    60,000   COSCO Pacific                                               149,866
                                                                     -----------
                                                                         904,680
             HUNGARY - 2.0%
       867   MOL Hungarian Oil and Gas                                    89,490
     2,451   OTP Bank GDR                                                208,212
                                                                     -----------
                                                                         297,702
             INDIA - 1.3%
       870   Grasim Industries GDR (2)                                    54,823
     1,600   Infosys Technologies ADR                                     92,800
       900   Reliance Industries GDR (2)                                  55,260
                                                                     -----------
                                                                         202,883
             INDONESIA - 1.7%
   107,500   Bank Rakyat Indonesia                                        62,644
   402,500   Indofood Sukses Makmur                                       74,791
    16,500   PT Astra International                                       26,941
    17,500   Semen Gresik Persero                                         73,117
    26,500   Telekomunikasi Indonesia                                     27,534
                                                                     -----------
                                                                         265,027
             MALAYSIA - 3.0%
    70,000   Bumiputra-Commerce Holdings                                 184,000
    29,950   IJM                                                          69,741
    39,200   SP Setia                                                     67,200
    39,200   Tenaga Nasional                                             137,760
                                                                     -----------
                                                                         458,701
             MEXICO - 4.2%
     7,366   America Movil ADR Series L                                  326,756
     4,700   Cemex ADR                                                   166,286
    12,200   Consorcio                                                    81,917
    18,700   Urbi Desarrollos Urbanos (1)                                 66,649
                                                                     -----------
                                                                         641,608
             PERU - 0.5%
       800   Cia de Minas Buenaventura ADR                                23,128
       410   Credicorp                                                    17,310
       600   Southern Copper                                              37,500
                                                                     -----------
                                                                          77,938
             PHILIPPINES - 0.7%
   135,000   Aboitiz Equity Ventures                                      22,708
   118,200   Ayala Land                                                   42,431
   103,600   Robinsons Land                                               34,533
                                                                     -----------
                                                                          99,672
             POLAND - 1.9%
       904   Bank Pekao                                                   75,499
     2,900   Central European Distribution (1)                            85,521




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  SHARES                                                               VALUE $
  ------                                                               -------
             COMMON STOCK - (CONTINUED)
             POLAND - (CONTINUED)
     2,700   Polski Koncern Naftowy Orlen                                 42,357
     5,400   Powszechna Kasa Oszczednosci
                Bank Polski                                               89,297
                                                                     -----------
                                                                         292,674
             RUSSIA - 12.5%
     4,602   LUKOIL ADR                                                  365,859
       600   MMC Norilsk Nickel ADR                                      100,488
     3,700   Mobile Telesystems ADR                                      200,392
     3,469   NovaTek GDR                                                 187,326
    14,443   OAO Gazprom ADR                                             624,659
       360   Sberbank GDR                                                123,059
     6,572   Severstal GDR                                                81,493
     5,900   Sistema GDR                                                 178,770
       600   Vimpel-Communications ADR (1)                                51,258
                                                                     -----------
                                                                       1,913,304
             SOUTH AFRICA - 8.5%
       535   Anglo Platinum                                               67,451
       609   AngloGold Ashanti                                            28,919
     5,550   Ellerine Holdings                                            58,421
    41,384   FirstRand                                                   132,162
     6,111   Gold Fields                                                 102,848
     4,015   Impala Platinum Holdings                                    115,706
     3,284   Imperial Holdings                                            72,729
    11,342   MTN Group                                                   136,539
     5,199   Naspers N Shares                                            131,448
     5,219   Sasol                                                       177,868
    17,229   Standard Bank Group                                         236,833
     1,900   Telkom                                                       42,479
                                                                     -----------
                                                                       1,303,403
             SOUTH KOREA - 16.7%
     4,600   Daegu Bank                                                   75,770
     1,814   Daelim Industrial                                           147,665
       442   GS Engineering & Construction                                36,638
     1,890   GS Holdings                                                  62,464
     1,228   Hyundai Department Store                                     97,353
     1,550   Hyundai Motor                                               110,526
     1,957   Hyundai Motor GDR (2)                                        69,737
     3,529   Kookmin Bank ADR                                            280,661
     1,230   LG Chem                                                      57,383
     3,270   LG Petrochemical                                            102,513
     1,670   LG.Philips LCD (1)                                           46,586
     1,098   LG.Philips LCD ADR                                           15,383
       394   POSCO                                                       137,963
       676   POSCO ADR                                                    59,610

  SHARES                                                               VALUE $
  ------                                                               -------
       281   Samsung Electronics                                         172,900
     1,760   Samsung Electronics GDR (2)                                 532,840
       826   Samsung Fire & Marine Insurance                             138,691
       720   Shinhan Financial Group                                      37,645
     1,300   Shinhan Financial Group ADR                                 135,213
       185   Shinsegae                                                   107,343
       628   SK Telecom                                                  133,475
                                                                     -----------
                                                                       2,558,359
             TAIWAN - 7.4%
     9,356   Cathay Financial Holding GDR                                207,425
       154   China Steel GDR                                               3,180
     4,982   Chunghwa Telecom ADR                                        103,177
    23,064   HON HAI Precision Industry GDR                              315,207
     4,800   Siliconware Precision
                Industries ADR                                            42,096
    43,049   Taiwan Semiconductor
                Manufacturing ADR                                        469,665
                                                                     -----------
                                                                       1,140,750
             THAILAND - 1.7%
    29,300   Bangkok Bank                                                 94,707
     9,800   Banpu                                                        51,758
    14,400   PTT                                                          82,701
    20,800   Thai Oil                                                     34,517
                                                                     -----------
                                                                         263,683
             TURKEY - 1.7%
    24,570   Haci Omer Sabanci Holding                                   102,229
     2,794   Tupras Turkiye Petrol Rafine                                 49,680
    11,499   Turkcell Iletisim Hizmet ADR                                 64,202
    10,446   Turkiye Garanti Bankasi                                      39,377
                                                                     -----------
                                                                         255,488
                                                                     -----------
             TOTAL COMMON STOCK
               (Cost $11,623,487)                                     13,553,288
                                                                     -----------
             PREFERRED STOCK - 5.3%
             BRAZIL - 4.2%
     3,400   Bradespar                                                    90,658
     7,000   Cia Vale do Rio Doce ADR                                    201,110
    21,892   Investimentos Itau                                          121,181
 1,366,900   Lojas Americanas                                             79,212
     3,400   Ultrapar Participacoes                                       82,153
     2,000   Usinas Siderurgicas de Minas
                Gerais Class A                                            75,564
                                                                     -----------
                                                                         649,878





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

  SHARES                                                               VALUE $
  ------                                                               -------
             RUSSIA - 1.1%
     1,900   Surgutneftegaz ADR                                          164,350
                                                                     -----------
             TOTAL PREFERRED STOCK
               (Cost $714,162)                                           814,228
                                                                     -----------
             EQUITY-LINKED WARRANTS (3) - 3.7%
             SOUTH KOREA - 0.8%
       230   Shinsegae, Expires 1/10/08 (1)                              133,467
                                                                     -----------
             TAIWAN - 2.9%
    11,433   Catcher Technology,
                Expires 11/29/10 (1)                                     122,514
    89,036   Chinatrust Financial Holding,
                Expires 01/29/09 (1)                                      74,888
    33,993   Far Eastern Textile,
                Expires 03/10/10 (1)                                      28,687
    76,804   Formosa Chemicals & Fibre,
                Expires 4/18/08 (1)                                      137,095
    15,650   Novatek Microelectronics,
                Expires 11/02/09 (1)                                      77,200
                                                                     -----------
                                                                         440,384
                                                                     -----------
             TOTAL EQUITY-LINKED
               WARRANTS
               (Cost $502,890)                                           573,851
                                                                     -----------
             INDEX-LINKED WARRANTS (3) - 1.5%
             INDIA - 0.4%
     2,317   MSCI Daily Total Return Net
                Emerging Markets India Local,
                Expires 8/17/07 (1)                                       19,509
       122   MSCI Daily Total Return Net
                Emerging Markets India USD,
                Expires 10/25/07 (1)(4)                                   47,776
                                                                     -----------
                                                                          67,285
             PAKISTAN - 0.2%
        47   MSCI Daily Total Return Net
                Emerging Markets Pakistan
                USD, Expires 4/10/07 (1)(4)                               28,050
                                                                     -----------

  SHARES                                                               VALUE $
  ------                                                               -------
             SUPRANATIONAL - 0.9%
       418   MSCI Daily Total Return Net
                Emerging Markets,
                Expires 5/18/07 (1)(4)                                   130,913
                                                                     -----------
             TOTAL INDEX-LINKED
                WARRANTS
                (Cost $194,160)                                          226,248
                                                                     -----------

PRINCIPAL
 AMOUNT $
 --------
             SHORT-TERM INVESTMENT - 1.0%
   148,254   JPMorgan Chase Bank, N.A
                Time Deposit (Nassau), 4.83%                             148,254
                                                                     -----------
             TOTAL SHORT-TERM
                INVESTMENT
                (Cost $148,254)                                          148,254
                                                                     -----------
             TOTAL INVESTMENTS -
                99.9%
                (Cost $13,182,953)*                                   15,315,869
                                                                     -----------
             OTHER ASSETS LESS
             LIABILITIES - 0.1%                                           19,659
                                                                     -----------
             NET ASSETS - 100.0%                                     $15,335,528
                                                                     ===========

*At January 31, 2007, the tax basis cost of the Fund's investments was $13,182,953, and the unrealized appreciation and depreciation of investments owned by the Fund were $2,346,859 and $(213,943), respectively.
(1) Denotes non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of these securities amounted to $712,660, representing 4.6% of the net assets of the Fund.
(3) Securities are not readily marketable.
(4) Security is fair valued.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
MSCI -- Morgan Stanley Capital International
USD -- United States Dollar
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                              VALUE $
  --------                                                              -------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - 46.7%
  1,533,244   American Home Mortgage Assets,
                Series 2006-2, Class 1A1 (1)
                5.843%, 9/25/46                                        1,532,765
  2,391,114   American Home Mortgage
                Investment Trust,
                Series 2005-1, Class 1A1 (1)
                5.540%, 6/25/45                                        2,399,249
    228,371   American Home Mortgage
                Investment Trust, Series 2005-
                SD1, Class 2A1 (1)(2)
                5.820%, 11/25/25                                         229,013
  1,067,943   American Home Mortgage
                Investment Trust,
                Series 2006-2, Class 4A (1)
                5.530%, 2/25/36                                        1,069,005
    298,462   Banc of America Mortgage
                Securities, Series 2003-K,
                Class 2A2 (1)
                4.482%, 12/25/33                                         296,250
    399,984   Bayview Commercial Asset Trust,
                Series 2004-3, Class A1 (1)(2)
                5.690%, 1/25/35                                          401,296
    699,595   Bear Stearns Alternative Trust,
                Series 2004-3, Class A1 (1)
                5.640%, 4/25/34                                          700,333
    564,560   Citigroup Mortgage Loan Trust,
                Series 2003-UP3, Class A1
                7.000%, 9/25/33                                          576,949
    648,600   Citigroup Mortgage Loan Trust,
                Series 2003-UP3, Class A2
                7.000%, 9/25/33                                          663,154
    977,476   Citigroup Mortgage Loan Trust,
                Series 2004-2, Class 1A2 (2)
                9.250%, 8/25/33                                        1,012,416
    630,312   Citigroup Mortgage Loan Trust,
                Series 2005-1, Class 3A1
                6.500%, 4/25/35                                          641,893
    469,777   Countrywide Alternative Loan
                Trust, Series 2005-14,
                Class 2A1 (1)
                5.530%, 5/25/35                                          470,439

 PRINCIPAL
  AMOUNT $                                                              VALUE $
  --------                                                              -------
  2,133,297   Countrywide Alternative Loan
                Trust, Series 2005-51,
                Class 3A2A (1)
                6.173%, 11/20/35                                       2,152,895
  2,213,673   Countrywide Alternative Loan
                Trust, Series 2005-56,
                Class 2A3 (1)
                6.383%, 11/25/35                                       2,227,508
  1,544,214   Countrywide Alternative Loan
                Trust, Series 2005-65CB,
                Class 1A7
                5.500%, 1/25/36                                        1,540,598
     95,256   Countrywide Alternative Loan
                Trust, Series 2005-J4,
                Class 1A1 (1)
                5.610%, 7/25/35                                           95,421
    315,079   Countrywide Alternative Loan
                Trust, Series 2005-J4,
                Class 1A4 (1)
                5.660%, 7/25/35                                          316,277
    974,221   Countrywide Alternative Loan
                Trust, Series 2006-HY12,
                Class A4 (1)
                5.700%, 8/25/36                                          975,950
  2,743,059   Countrywide Alternative Loan
                Trust, Series 2006-J1,
                Class 1A6
                5.500%, 2/25/36                                        2,739,069
  1,025,899   Countrywide Alternative Loan
                Trust, Series 2006-OA10,
                Class 1A1 (1)
                5.843%, 8/25/46                                        1,025,899
    524,716   Countrywide Home Loans,
                Series 2005-11, Class 4A1 (1)
                5.590%, 4/25/35                                          526,001
  1,500,144   Deutsche Alt-A Securities,
                Series 2006-AB1,
                Class A2A (1)
                5.500%, 2/25/36                                        1,492,935
  1,865,089   Greenpoint Mortgage Funding
                Trust, Series 2005-AR5,
                Class 4A1 (1)
                6.883%, 11/25/45                                       1,901,225




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

PRINCIPAL
 AMOUNT $                                                              VALUE $
 --------                                                              -------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - (CONTINUED)
  1,310,854   Harborview Mortgage Loan Trust,
                 Series 2005-12, Class 2A11 (1)
                 6.883%, 10/19/35                                      1,350,345
    331,632   Impac CMB Trust, Series 2004-1,
                 Class A1 (1)
                 5.980%, 3/25/34                                         333,793
  1,796,597   Impac CMB Trust, Series 2005-1,
                 Class 1A1 (1)
                 5.580%, 4/25/35                                       1,798,513
  1,676,367   Impac CMB Trust, Series 2005-3,
                 Class A1 (1)
                 5.560%, 8/25/35                                       1,677,057
    592,554   Impac CMB Trust, Series 2005-4,
                 Class 1A2 (1)
                 5.660%, 5/25/35                                         594,239
    280,922   Impac Secured Assets,
                 Series 2005-2, Class A1M (1)
                 5.710%, 3/25/36                                         282,083
  1,669,623   Indymac Index Mortgage Loan
                 Trust, 2006-AR9,
                 Class 3A1 (1)
                 6.031%, 6/25/36                                       1,669,122
 14,268,460   Lehman Brothers Small Balance
                 Commercial IO, Series 2005-
                 1A, Class A (2)(3)
                 0.850%, 2/25/30                                         225,175
    315,389   Master Adjustable Rate Mortgages
                 Trust, Series 2004-9,
                 Class 2A1 (1)
                 5.700%, 11/25/34                                        316,281
     42,505   Master Resecuritization Trust,
                 Series 2006-1CI, Class N1 (2)
                 5.750%, 7/25/35                                          42,263
    432,977   Master Specialized Loan Trust,
                 Series 2006-2, Class A (1)(2)
                 5.580%, 2/25/36                                         433,246
     13,517   Novastar NIM Trust,
                 Series 2005-N1 (2)
                 4.777%, 10/26/35                                         13,501

PRINCIPAL
 AMOUNT $                                                              VALUE $
 --------                                                              -------
    878,530   Residential Accredit Loans, Series
                 2005-Q01, Class A2 (1)
                 6.383%, 8/25/35                                         885,566
  2,592,510   Residential Accredit Loans, Series
                 2005-Q02, Class A1 (1)
                 6.243%, 9/25/45                                       2,610,320
  1,347,288   Residential Accredit Loans, Series
                 2005-QS12, Class A3
                 5.500%, 8/25/35                                       1,343,865
    179,831   Structured Adjustable Rate
              Mortgage, Series 2005-19X1,
                 Class A1 (2)
                 5.400%, 10/28/10                                        178,201
     56,503   Structured Adjustable Rate
                 Mortgage, Series 2005-19X2,
                 Class A1 (2)
                 4.000%, 10/28/10                                         55,938
  2,245,907   Structured Asset Mortgage
                 Investments, Series 2005-AR7,
                 Class 5A1 (1)
                 6.343%, 3/25/46                                       2,249,767
  2,775,814   Structured Asset Mortgage
                 Investments, Series 2005-AR8,
                 Class A2 (1)
                 6.363%, 2/25/36                                       2,805,740
    755,762   Structured Asset Securities, Series
                 2005-GEL2, Class A (1)
                 5.600%, 4/25/35                                         756,641
    305,000   Wachovia Bank Commercial
                 Mortgage Trust, Series 2002-
                 WHL, Class L (1)(2)
                 8.320%, 3/15/15                                         305,153
  1,460,934   Washington Mutual, Series 2005-
                 AR13, Class A1A2 (1)
                 6.333%, 10/25/45                                      1,472,119
  2,248,280   Washington Mutual, Series 2006-
                 AR5, ClassA1A (1)
                 5.873%, 6/25/46                                       2,256,887
    590,140   Washington Mutual, Series 2006-
                 AR7, Class 1A (1)
                 5.863%, 7/25/46                                         591,316




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - (CONTINUED)
    221,017   Washington Mutual, Series 2006-
                 AR7, Class 2A (1)
                 5.863%, 7/25/46                                         221,846
  1,756,522   Wells Fargo Mortgage-Backed
                 Securities, Series 2006-AR10,
                 Class 5A2 (1)
                 5.607%, 7/25/36                                       1,750,388
    492,254   WMALT Mortgage Pass-Through
                 Certificates, Series 2005-5,
                 Class CB1 (1)
                 5.500%, 7/25/35                                         491,628
                                                                    ------------
              TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $52,025,263)                                    51,697,533
                                                                    ------------
              MORTGAGE-BACKED OBLIGATIONS - 19.3%
    844,850   AAA Trust, Series 2005-1A,
                 Class 2A1 (1) (2)
                 5.600%, 2/27/35                                         847,049
     84,630   Aames Mortgage Trust, Series
                 2002-2, Class B (3)(4)
                 6.770%, 3/25/33                                          84,166
    274,556   Ace Securities, Series 2004-FM1,
                 Class M2 (1)
                 6.570%, 9/25/33                                         274,911
    907,854   Aegis Asset-Backed Securities
                 Trust, Series 2005-1,
                 Class 1A2 (1)
                 5.570%, 3/25/35                                         908,911
  1,748,747   American Home Mortgage Assets,
                 Series 2006-3, Class 1A1 (1)
                 6.133%, 10/25/46                                      1,748,747
    205,000   Ameriquest Mortgage Securities,
                 Series 2003-AR1,
                 Class M3 (1)(3)
                 7.588%, 1/25/33                                         205,490
     44,276   Asset Backed Funding Certificates,
                 Series 2003-OPT1,
                 Class M3 (1)
                 7.220%, 9/25/32                                          44,564

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    111,804   Asset Backed Securities
                 Corporation Home Equity,
                 Series 2003-HE3, Class M2 (1)
                 7.320%, 6/15/33                                         112,212
    903,476   Bayview Commercial Asset Trust,
                  Series 2005-3A,
                 Class A1 (1)(2)
                  5.640%, 11/25/35                                       906,017
    788,109   Bear Stearns Asset Backed
                 Securities, Series 2006-SD4,
                 Class 3A1 (1)
                 5.863%, 10/25/36                                        788,602
    584,997   CDC Mortgage Capital Trust,
                 Series 2003-HE3, Class M2 (1)
                 7.070%, 11/25/33                                        588,541
     48,418   Chase Funding Loan Acquisition
                 Trust, Series 2003-C1,
                 Class 2M1 (1)
                 6.295%, 11/25/32                                         48,476
    305,000   Countrywide Asset-Backed
                 Certificates, Series 2004-5,
                 Class M3 (1)
                 6.470%, 7/25/34                                         308,934
     55,000   Countrywide Asset-Backed
                 Certificates, Series 2005-17,
                 Class 4A2A (1)
                 5.580%, 5/25/36                                          55,105
    101,105   Countrywide Asset-Backed
                 Certificates, Series 2006-11,
                 Class 1AF1 (1)
                 5.440%, 9/25/46                                         101,168
    104,044   Countrywide Asset-Backed
                 Certificates, Series 2006-SD2,
                 Class 2A1A (1)(2)
                 5.490%, 11/25/36                                        104,109
     89,135   Countrywide Asset-Backed
                 Certificates, Series 2006-SP2N,
                 Class N (2)(3)
                 6.000%, 8/25/37                                          87,798
    755,592   Countrywide Asset-Backed
                 Securities, Series 2006-QH1,
                 Class A1A (1)(2)
                 5.520%, 9/25/36                                         756,300



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
              MORTGAGE-BACKED OBLIGATIONS -
              (CONTINUED)
    843,773   Deutsche Alt-A Securities, Series
                 2006-AB4, Class A1A (1)
                 6.005%, 10/25/36                                        841,586
    291,263   First National Loan Corporation
                 Trust, Series 2005-1,
                 Class M2 (1)
                 5.750%, 5/25/35                                         291,636
     82,978   Fremont NIM Trust, Series 2005-B
                 (2)(3)(6)
                 5.500%, 4/25/35                                          58,084
    296,997      Fremont NIM Trust,
                Series 2006-B (1)(2)
                 5.770%, 9/25/11                                         296,534
    460,000   GMAC Mortgage Corporation
                 Loan Trust, Series 2004-HE2,
                 Class M1 (1)
                 3.950%, 10/25/33                                        451,751
      5,024   GMAC Mortgage Corporation
                 Loan Trust, Series 2004-HLT1,
                 Class A2
                 3.870%, 5/25/25                                           5,008
    853,383   Greenpoint Mortgage Funding
                 Trust, Series 2006-HE1,
                 Class AX (1)
                 5.490%, 3/12/37                                         854,022
    259,958   GRMT Mortgage Loan Trust,
                 Series 2001-1A, Class A5 (2)
                 6.650%, 7/20/31                                         259,336
    286,015   GSAMP Trust, Series 2006-HE4A,
                 Class N1 (2)
                 5.750%, 6/25/36                                         277,435
     26,633   Home Equity Asset Trust, Series
                 2003-1, Class M3 (1)
                 7.920%, 6/25/33                                          26,692
     66,640   Home Equity Asset Trust, Series
                 2003-3, Class B1 (1)(3)
                 8.820%, 8/25/33                                          66,785
     61,201   Home Equity Asset Trust, Series
                 2003-5, Class B1 (1)(3)
                 8.820%, 12/25/33                                         61,869

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
  1,005,000   Impac Secured Assets Corporation,
                 Series 2006-3, Class A5M (1)
                 5.550%, 11/25/36                                      1,005,249
  1,491,520   Indymac Index Mortgage Loan
                 Trust, Series 2006-AR13,
                 Class A1 (1)
                 6.101%, 7/25/36                                       1,491,445
    555,000   Indymac NIM Trust, Series 2006-
                 E, Class A (1)(2)
                 5.770%, 12/15/13                                        555,000
     88,217   Lake Country Mortgage Loan
                 Trust, Series 2005-HE1,
                 Class A1 (1)(2)
                 5.520%, 12/25/32                                         88,272
    575,000   Lake Country Mortgage Loan
                 Trust, Series 2005-HE1,
                 Class A2 (1)(2)
                 5.700%, 12/25/32                                        575,357
    118,785   Master Alternative NIM, Series
                 2006-2, Class N1 (2)(3)
                 7.500%, 12/25/35                                        117,801
    413,416   Master Asset National Mortgage,
                 Series 2006-6, Class N1 (2)
                 6.402%, 9/26/46                                         407,598
     14,011   Master Asset-Backed Securities
                 NIM Trust, Series 2005-C10A,
                 Class N1 (2)
                 4.750%, 5/26/35                                          13,927
      2,184   Master Asset-Backed Securities
                 NIM Trust, Series 2005-CI9A,
                 Class N1 (2)
                 4.940%, 3/26/35                                           2,174
     69,299   Master Asset-Backed Securities
                 NIM Trust, Series 2005-
                 OPT1 (1) (2)
                 5.420%, 5/26/10                                          69,299
     51,238   Master Asset-Backed Securities
                 NIM Trust, Series 2006-C15A,
                 Class N1 (2)
                 6.280%, 1/26/36                                          50,879




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
              MORTGAGE-BACKED OBLIGATIONS -
              (CONTINUED)
     20,447   Master Asset-Backed Securities
                 Trust, Series 2004-WMC3,
                 Class A2 (1)
                 5.680%, 10/25/34                                         20,465
     31,316   Option One Mortgage Loan Trust,
                 Series 2002-3, Class M2 (1)
                 7.015%, 8/25/32                                          31,369
     38,836   Option One Mortgage Loan Trust,
                 Series 2002-3, Class M3 (1)(3)
                 8.095%, 8/25/32                                          38,926
    199,108   Option One Mortgage Loan Trust,
                 Series 2003-1, Class M2 (1)
                 7.270%, 2/25/33                                         199,500
     45,615   Option One Mortgage Loan Trust,
                 Series 2003-3, Class M2 (1)
                 6.920%, 6/25/33                                          45,917
    641,139   Provident Bank Home Equity Loan
                 Trust, Series 1999-3,
                 Class A3 (1)
                 5.710%, 1/25/31                                         641,796
     56,836   Residential Asset Securities, Series
                 2003-KS8, Class MII2 (1)
                 6.820%, 10/25/33                                         56,902
     72,154   SB Finance NIM Trust, Series
                 2006-AR6N, Class N1 (2)
                 6.000%, 8/25/36                                          72,154
    375,225   SB Finance NIM Trust, Series
                 2006-NC1 (2)
                 6.500%, 8/25/36                                         371,942
    224,120   Sharps SP I LLC NIM Trust, Series
                 2005-AS1N, Class NA (2)(3)
                 7.380%, 9/25/35                                         219,638
     45,217   Sharps SP I LLC NIM Trust, Series
                 2005-HE4N, Class N (2)
                 5.250%, 7/25/35                                          38,479
     50,087   Sharps SP I LLC NIM Trust, Series
                 2005-HE6N, Class N (2)(3)
                 7.250%, 10/25/35                                         44,076
    121,705   Sharps SP I LLC NIM Trust, Series
                 2006-HE2M, Class NA (2)
                 6.150%, 5/25/36                                         119,270

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    229,817   Sharps SP I LLC NIM Trust, Series
                 2006-HE3, Class NA (2)(3)
                 6.400%, 6/25/36                                         149,381
    206,869   Soundview Home Equity Loan
                 Trust, Series 2003-2,
                 Class A2 (1)
                 5.970%, 11/25/33                                        208,584
  1,300,000   Soundview Home Equity Loan
                 Trust, Series 2006-WF1,
                 Class A2 (4)
                 5.645%, 10/25/36                                      1,296,824
  1,662,981   Structured Asset Securities
                 Corporation, Series 2002-RM1,
                 Class A (1)(2)
                 5.970%, 10/25/37                                      1,670,777
    355,521   Terwin Mortgage Trust, Series
                 2006-4SL, Class A1 (1)(2)
                 4.500%, 5/25/37                                         352,612
                                                                    ------------
              TOTAL MORTGAGE-
                BACKED OBLIGATIONS
                (Cost $21,589,205)                                    21,417,451
                                                                    ------------
              COMMERCIAL PAPER (5) - 14.4%
  5,000,000   AIG
                 5.242%, 2/02/07                                       4,999,273
  3,000,000   American General Finance
                 5.263%, 2/09/07                                       2,996,507
  5,000,000   General Electric Capital
                 5.243%, 2/07/07                                       4,995,642
  3,000,000   Toyota Motor Credit
                 5.259%, 2/13/07                                       2,994,760
                                                                    ------------
              TOTAL COMMERCIAL
               PAPER
               (Cost $15,986,182)                                     15,986,182
                                                                    ------------
              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS - 11.4%
    967,991   FHLMC (1)
                 4.012%, 10/01/35                                        968,277
              FNMA (1)
  5,095,930      7.372%, 7/01/36                                       5,207,050
    604,916      7.369%, 10/01/36                                        618,173
    714,352      7.348%, 4/01/36                                         729,851
    934,040      7.289%, 10/01/36                                        959,408
    684,731      7.262%, 9/01/36                                         702,480




--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS - (CONTINUED)
    215,699      7.179%, 8/01/36                                         220,706
  1,662,044      6.871%, 10/01/35                                      1,717,796
  1,432,214      6.845%, 11/01/35                                      1,480,188
                                                                    ------------
              TOTAL U.S. GOVERNMENT
               MORTGAGE-BACKED
               OBLIGATIONS
               (Cost $12,627,821)                                     12,603,929
                                                                    ------------
              ASSET-BACKED SECURITIES - 5.2%
     86,172   Amortizing Residential Collateral
                 Trust, Series 2002-BC1,
                 Class M1 (1)
                 6.170%, 1/25/32                                          86,479
     54,528   Amortizing Residential Collateral
                 Trust, Series 2002-BC10,
                 Class M2 (1)
                 9.070%, 1/25/33                                          54,647
    226,343   Amortizing Residential Collateral
                 Trust, Series 2002-BC2,
                 Class M1 (1)
                 6.070%, 5/25/32                                         226,999
     45,747   Amortizing Residential Collateral
                 Trust, Series 2002-BC4,
                 Class M3 (1)(3)
                 7.220%, 7/25/32                                          45,734
     43,912   Amortizing Residential Collateral
                 Trust, Series 2002-BC8,
                 Class M3 (1)(3)
                 8.320%, 11/25/32                                         43,975
    434,077   Aspen Funding I, Ltd., Series 2002-
                 1A, Class A1L (1)(2)
                 5.960%, 7/10/37                                         434,077
     20,960   Countrywide Asset-Backed
                 Certificates, Series 2003-1,
                 Class B (1)(3)
                 8.820%, 9/25/32                                          21,000
    300,864   Countrywide Asset-Backed
                 Certificates, Series 2003-1,
                 Class M1 (1)
                 6.070%, 4/25/33                                         301,293

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    109,095   Countrywide Asset-Backed
                 Certificates, Series 2003-3,
                 Class 3A (1)
                 5.590%, 11/25/33                                        109,202
    257,646   Countrywide Asset-Backed
                 Certificates, Series 2004-11,
                 Class A2 (1)
                 5.700%, 3/25/33                                         257,906
    168,348   Countrywide Asset-Backed
                 Certificates, Series 2004-SD3,
                 Class A2 (1)(2)
                 5.870%, 9/25/34                                         169,803
     18,357   Countrywide Asset-Backed
                 Certificates, Series 2005-2N,
                 Class N (2)(3)
                 4.500%, 8/25/36                                          18,136
    480,000   Countrywide Asset-Backed
                 Certificates, Series 2005-5,
                 Class M4 (1)
                 6.120%, 10/25/35                                        483,338
    166,868   Countrywide Asset-Backed
                 Certificates, Series 2005-9N,
                 Class N (2)(3)(6)
                 5.500%, 10/25/36                                        133,495
    117,982   Countrywide Asset-Backed
                 Certificates, Series 2005-
                 AB5N (2)(3)
                 6.000%, 12/29/36                                        116,507
    437,845   Countrywide Home Equity Loan
                 Trust, Series 2003-C,
                 Class A (1)
                 5.590%, 5/15/29                                         438,743
    336,859   Credit Suisse First Boston
                 Mortgage Securities, Series
                 2005-AGE1, Class A1 (1)
                 5.460%, 2/25/32                                         337,120
    222,426   Fieldstone Mortgage Investment,
                 Series 2005-1, Class 1A2 (1)
                 5.610%, 3/25/35                                         222,680
      6,280   Finance America Mortgage Loan
                 Trust, Series 2004-3,
                 Class 2A1 (1)
                 5.690%, 11/25/34                                          6,285




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
              ASSET-BACKED SECURITIES - (CONTINUED)
     25,693   First Franklin Mortgage Loan,
                 Series 2003-FF1,
                 Class M3F (3)(4)(6)
                 6.092%, 3/25/33                                          17,985
     16,923   GSAMP Trust, Series 2004-
                 WFN (2)(3)
                 5.000%, 10/25/34                                         16,838
     18,402   Long Beach Asset Holdings,
                 Series 2005-2, Class N1 (2)
                 4.150%, 4/25/35                                          18,034
     15,080   Park Place Securities, Series 2005-
                 WHQ2, Class A2B (1)
                 5.470%, 5/25/35                                          15,090
    460,331   Saco I Trust, Series 2005-2,
                 Class A (1)(2)
                 5.520%, 4/25/35                                         460,573
     92,283   Saco I Trust, Series 2005-3,
                 Class A (1)
                 5.550%, 7/25/35                                          92,373
     68,636   Structured Asset Investment Loan
                 Trust, Series 2003-BC1,
                 Class M2 (1)
                 7.170%, 1/25/33                                          68,618
    317,209   Structured Asset Investment Loan
                 Trust, Series 2003-BC11,
                 Class M4 (1)(3)
                 8.320%, 10/25/33                                        319,153
     51,938   Structured Asset Investment Loan
                 Trust, Series 2003-BC11,
                 Class M5 (1)(3)
                 8.320%, 10/25/33                                         52,263
    154,210   Structured Asset Investment Loan
                 Trust, Series 2003-BC2,
                 Class M1 (1)
                 6.240%, 4/25/33                                         154,439
    160,000   Structured Asset Investment Loan
                 Trust, Series 2003-BC7,
                 Class M1 (1)
                 6.070%, 7/25/33                                         160,482

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    280,000   Structured Asset Investment Loan
                 Trust, Series 2004-1,
                 Class M4 (1)(3)
                 8.070%, 2/25/34                                         284,599
    539,194   Wachovia Loan Trust, Series 2005-
                 SD1, Class A(1)(2)
                 5.680%, 5/25/35                                         539,829
                                                                    ------------
              TOTAL ASSET-BACKED
               SECURITIES
               (Cost $5,751,139)                                       5,707,695
                                                                    ------------
              CORPORATE OBLIGATIONS - 1.1%
    925,235   Lehman XS Trust, Series 2006-
                 12N, A1A1 (1)
                 5.400%, 8/25/46                                         926,009
    300,000   Twin Reefs Pass-Through (1) (2)
                 6.320%, 12/10/09                                        301,053
                                                                    ------------
              TOTAL CORPORATE
               OBLIGATIONS
               (Cost $1,225,386)                                       1,227,062
                                                                    ------------
              SHORT-TERM INVESTMENT - 1.6%
  1,727,574   JPMorgan Chase Bank, N.A
                 Time Deposit (Nassau), 4.83%                          1,727,574
                                                                    ------------
              TOTAL SHORT-TERM
               INVESTMENT
               (Cost $1,727,574)                                       1,727,574
                                                                    ------------
              TOTAL INVESTMENTS - 99.7%
               (Cost $110,932,570)*                                  110,367,426
                                                                    ------------
              OTHER ASSETS LESS
               LIABILITIES - 0.3%                                        315,630
                                                                    ------------
              NET ASSETS - 100.0%                                   $110,683,056
                                                                    ============

*At January 31, 2007, the tax basis cost of the Fund's investments was $110,932,570, and the unrealized appreciation and depreciation of investments owned by the Fund were $128,982 and $(694,126), respectively.
(1) Variable Rate Security -- Rate disclosed is as of January 31, 2007.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of these securities amounted to $13,615,845, representing 12.3% of the net assets of the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



(3) Security considered illiquid. On January 31, 2007, the value of these securities amounted to $2,428,874, representing 2.2% of the net assets of the Fund.
(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2007.
(5) The rate shown represents the security's effective yield at time of purchase.
(6) Security is fair valued.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
IO -- Interest Only Security -- principal amount represents notional amount. LLC -- Limited Liability Company
Ltd. -- Limited
NIM -- Net Interest Margin
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of January 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2007 were as follows:

                                                                                                                     % OF NET
                                   PRINCIPAL AMOUNT    ACQUISITION DATE           COST           MARKET VALUE         ASSETS
                                   ----------------    ----------------           ----           ------------         ------
Countrywide Asset-Backed
  Certificates
  4.500%, 8/25/36                       $ 18,357             4/27/05            $ 18,223            $ 18,136           0.0%
Countrywide Asset-Backed
  Certificates
  6.000%, 8/25/37                         89,135             9/12/06              88,518              87,798           0.1
Countrywide Asset-Backed
  Certificates
  5.500%, 10/25/36                       166,868            10/28/05             165,644             133,495           0.1
Countrywide Asset-Backed
  Certificates
  6.000%, 12/29/36                       117,982            12/16/05             116,213             116,507           0.1
Fremont NIM Trust
  5.500%, 4/25/35                         82,978             5/17/05              82,673              58,084           0.1
GSAMP Trust
  5.000%, 10/25/34                        16,923             12/9/05              16,715              16,838           0.0
Master Alternative NIM
  7.500%, 12/25/35                       118,785             2/23/06             118,004             117,801           0.1
Sharps SP I LLC NIM Trust
  7.380%, 9/25/35                        224,120             2/16/06             223,943             219,638           0.2
Sharps SP I LLC NIM Trust
  7.250%, 10/25/35                        50,087             1/10/06              50,047              44,076           0.0
Sharps SP I LLC NIM Trust
  6.400%, 6/25/36                        229,817            10/13/06             228,594             149,381           0.1




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------
               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS - 52.6%
               FHLMC, Gold TBA
  5,135,000       5.500%, 2/15/37                                      5,053,158
  2,685,000       5.000%, 2/15/37                                      2,578,438
               FNMA
  1,880,000       6.000%, 9/01/36                                      1,886,899
  7,000,000       5.143%, 2/09/07                                      6,992,090
    655,000    FNMA TBA
                  5.500%, 2/25/37                                        644,152
                                                                     -----------
               TOTAL U.S. GOVERNMENT
                MORTGAGE-BACKED
                OBLIGATIONS
                (Cost $17,246,484)                                    17,154,737
                                                                     -----------
               U.S. TREASURY OBLIGATIONS (6) - 23.4%
               U.S. Treasury Bills (5)
  1,960,000       4.916%, 3/15/07                                      1,948,710
  1,445,000       4.855%, 3/01/07                                      1,439,505
  3,145,000    U.S. Treasury Bond
                  5.125%, 5/15/16                                      3,212,445
  1,030,000    U.S. Treasury Note
                  4.625%, 11/15/16                                     1,014,067
                                                                     -----------
               TOTAL U.S. TREASURY
                OBLIGATIONS
                (Cost $7,607,060)                                      7,614,727
                                                                     -----------
               CORPORATE OBLIGATIONS - 22.6%
     60,000    Activant Solutions (4)(6)
                  9.500%, 5/01/16                                         58,500
    140,000    Adaro Finance (6)
                  8.500%, 12/08/10                                       142,832
    100,000    Agile Property Holdings (4)(6)
                  9.000%, 9/22/13                                        102,750
     50,000    AGY Holdings (4)(6)
                  11.000%, 11/15/14                                       51,875
               Ahern Rentals (6)
     25,000       9.250%, 8/15/13                                         26,156
     75,000       9.250%, 8/15/13 (4)                                     78,469
     50,000    Ak Steel (6)
                  7.750%, 6/15/12                                         50,875
     65,000    Aleris International (4)(6)
                  10.000%, 12/15/16                                       67,600
     25,000    Allied Waste North America (6)
                  7.250%, 3/15/15                                         25,156

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------

     90,000    Allis-Chalmers Energy (6)
                  9.000%, 1/15/14                                         91,800
     50,000    Americast Technologies (4)(6)
                  11.000%, 12/01/14                                       51,250
    100,000    Ameriqual Group LLC (4)(6)
                  9.000%, 4/01/12                                        104,000
     30,000    Asia Aluminum Holdings (4)(6)
                  8.000%, 12/23/11                                        30,038
     35,000    Atlas Pipeline Partners (6)
                  8.125%, 12/15/15                                        36,225
     75,000    Avnet (6)
                  6.625%, 9/15/16                                         77,193
               AXA (4)(6)
    110,000       6.463%, 12/14/18                                       107,628
    100,000       6.379%, 12/14/36                                        98,148
     10,000    Berry Petroleum (6)
                  8.250%, 11/01/16                                         9,900
     75,000    Bombardier (4)(6)
                  8.000%, 11/15/14                                        77,812
     50,000    Bowater (3)(6)
                  8.360%, 3/15/10                                         50,750
     30,000    Brigham Exploration (6)
                  9.625%, 5/01/14                                         29,925
     60,000    Broadview Networks
                  Holdings (4)(6)
                  11.375%, 9/01/12                                        63,000
     45,000    Buffalo Thunder Development
                  Authority (4)(6)
                  9.375%, 12/15/14                                        45,956
     75,000    Capano Energy LLC (6)
                  8.125%, 3/01/16                                         77,625
     25,000    Case Equipment (6)
                  7.250%, 1/15/16                                         25,719
     10,000    CBD Media Holdings (6)
                  9.250%, 7/15/12                                         10,450
     80,000    CCH I Capital LLC (6)
                  11.000%, 10/01/15                                       83,000
               CCH I Holdings LLC (6)(8)
     20,000       13.500%, 1/15/14                                        19,900
     20,000       10.000%, 5/15/14                                        18,150
     45,000    Centennial
                  Communications (3)(6)
                  11.110%, 1/01/13                                        47,812




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------
               CORPORATE OBLIGATIONS - (CONTINUED)
    100,000    Centercredit International (4)(6)
                  8.625%, 1/30/14                                         98,000
    105,000    Citigroup (6)
                  6.125%, 8/25/36                                        108,207
     85,000    Citizens Communications (6)
                  9.000%, 8/15/31                                         92,012
     25,000    Complete Product Services (4)(6)
                  8.000%, 12/15/16                                        25,438
     15,000    Conexant Systems (3)(4)(6)
                  9.126%, 11/15/10                                        15,300
     30,000    Consolidated Container Capital (9)
                  10.125%, 7/15/09                                        30,150
     75,000    Cooper (4) (6)
                  7.125%, 2/15/15                                         76,125
     20,000    Corrections Corp. of America (6)
                  6.250%, 3/15/13                                         19,800
     35,000    CRC Health (6)
                  10.750%, 2/01/16                                        38,413
     85,000    Cricket Communications I (4)(6)
                  9.375%, 11/01/14                                        89,675
    100,000    Dresdner Funding Trust I (4)(6)
                  8.151%, 6/30/31                                        120,338
     50,000    Echostar DBS (6)
                  6.375%, 10/01/11                                        49,687
     75,000    Elan Finance (3)(4)(6)
                  9.496%, 12/01/13                                        74,812
    100,000    Enterprise Products
                  Operations (3)(6)
                  8.375%, 8/01/66                                        109,423
     35,000    Esco (4)(6)
                  8.625%, 12/15/13                                        36,225
     10,000    Felcor Lodging LP
                  REIT (3)(4)(6)
                  7.275%, 12/01/11                                        10,125
     70,000    Ford Motor Credit (6)
                  9.875%, 8/10/11                                         75,016
               Freescale Semiconductor (4)(6)
     55,000       10.125%, 12/15/16                                       55,000
     25,000       9.125%, 12/15/14                                        24,969
     95,000    French Lick Resorts &
                  Casinos (4)(6)
                  10.750%, 4/15/14                                        89,300

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------

     75,000    FTI Consulting (4)(6)
                  7.750%, 10/01/16                                        77,812
               General Motors (6)
     50,000       8.375%, 7/15/33                                         47,313
     25,000       7.200%, 1/15/11                                         24,438
    100,000    Greentown China Holdings (4)(6)
                  9.000%, 11/08/13                                       101,875
     10,000    Gregg Appliances (6)
                  9.000%, 2/01/13                                         10,038
     15,000    Hanesbrand (3)(4)(6)
                  8.735%, 12/15/14                                        15,488
               HCA (4)(6)
     15,000       9.250%, 11/15/16                                        15,975
     80,000       6.375%, 1/15/15                                         68,200
     60,000    Hexion US Finance (4)(6)
                  9.750%, 11/15/14                                        63,000
     25,000    Hornbeck Offshore Service
                  Series B (6)
                  6.125%, 12/01/14                                        23,795
     10,000    Host Hotels & Resorts LP
                  REIT (4)(6)
                  6.875%, 11/01/14                                        10,088
    104,000    Intelsat (6)
                  9.000%, 8/15/14                                        112,580
               Intelsat (3)(4)(6)
    100,000       11.380%, 6/15/13                                       107,250
     70,000       11.250%, 6/15/16                                        79,450
    105,000    JPMorgan Chase (6)
                  6.550%, 9/29/36                                        107,638
     75,000    Kabel Deutschland (6)
                  10.625%, 7/01/14                                        84,094
    120,000    Kazkommerts International (4)(6)
                  7.500%, 11/29/16                                       116,850
               Lear, Series B (6)
     50,000       8.750%, 12/01/16                                        50,125
     20,000       8.500%, 12/01/13                                        20,100
     40,000    Level 3 Communications (6)
                  11.500%, 3/01/10                                        43,300
     70,000    Lyondell Chemical (6)
                  8.000%, 9/15/14                                         73,150
    150,000    MarkWest Energy Partners (4)(6)
                  8.500%, 7/15/16                                        155,625




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------
               CORPORATE OBLIGATIONS - (CONTINUED)
     75,000    McLeodusa (4)(6)
                  10.500%, 10/01/11                                       77,250
    110,000    Merrill Lynch (6)
                  6.110%, 1/29/37                                        109,028
     50,000    Metropcs Wireless (4)(6)
                  9.250%, 11/01/14                                        52,250
    125,000    Mohegan Tribal Gaming (6)
                  7.125%, 8/15/14                                        128,437
     20,000    Montpelier Re Holdings (6)
                  6.125%, 8/15/13                                         19,460
     40,000    Mosaic (4)(6)
                  7.375%, 12/01/14                                        40,700
    100,000    MTR Gaming Group (6)
                  9.000%, 6/01/12                                        103,750
     25,000    Neff Rental (6)
                  11.250%, 6/15/12                                        27,750
     90,000    Neiman Marcus Group (6)
                  10.375%, 10/15/15                                      101,025
     25,000    Nevada Power Series O (6)
                  6.500%, 5/15/18                                         25,982
     20,000    NRG Energy (6)
                  7.375%, 1/15/17                                         20,050
     50,000    Petrohawk Energy (6)
                  9.125%, 7/15/13                                         52,000
     40,000    Petroquest Energy (6)
                  10.375%, 5/15/12                                        41,900
     65,000    Pilgrim's Pride (6)
                  8.375%, 5/01/17                                         64,350
     75,000    PNA Group (4)(6)
                  10.750%, 9/01/16                                        78,750
     75,000    PolyOne (6)
                  8.875%, 5/01/12                                         74,812
     50,000    Quebecor World Capital (4)(6)
                  8.750%, 3/15/16                                         50,500
               Qwest (6)
     50,000       7.625%, 6/15/15                                         53,812
     15,000       7.500%, 10/01/14                                        15,994
     90,000    Regency Energy Partners (4)(6)
                  8.375%, 12/15/13                                        90,675
     50,000    Reliant Energy (6)
                  6.750%, 12/15/14                                        49,500

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------
     75,000    Rental Service (4)(6)
                  9.500%, 12/01/14                                        78,750
     45,000    Reynolds American (6)
                  7.625%, 6/01/16                                         47,834
    100,000    Sabine (4)(6)
                  7.500%, 11/30/16                                        98,500
     45,000    San Pasqual Casino (4)(6)
                  8.000%, 9/15/13                                         46,125
               Seagate Technology Holding (6)
     45,000       6.800%, 10/01/16                                        45,113
     25,000       6.375%, 10/01/11                                        25,063
     15,000    Senior Housing Trust (6)
                  8.625%, 1/15/12                                         16,350
    117,000    Shimao Property Holdings (6)
                  8.000%, 12/01/16                                       120,465
     50,000    Sino Forest (4)(6)
                  9.125%, 8/17/11                                         53,000
     20,000    Snoqualmie (4)(6)
                  9.125%, 2/01/15                                         20,350
    100,000    Standard Chartered (4)(6)
                  6.409%, 1/30/49                                         98,550
     75,000    Sunstate Equipment (4)(6)
                  10.500%, 4/01/13                                        79,875
    105,000    Swiss Re Capital (3)(4)(6)
                  6.854%, 5/29/49                                        110,107
     35,000    The Restaurant (6)
                  10.000%, 10/01/13                                       33,775
     30,000    Toys R Us (6)
                  7.875%, 4/15/13                                         27,600
     50,000    Tristan Oil (4)(6)
                  10.500%, 1/01/12                                        50,750
     25,000    United Auto Group (4)(6)
                  7.750%, 12/15/16                                        25,250
    150,000    United Rentals (6)
                  7.750%, 11/15/13                                       151,875
    250,000    Vanguard Health Holding II (6)
                  9.000%, 10/01/14                                       257,187
               Ventas Realty LP (6)
     25,000       7.125%, 6/01/15                                         25,938
     60,000       6.500%, 6/01/16                                         60,300
     40,000    Vitamin Shoppe (3)(4)(6)
                  12.905%, 11/15/12                                       41,800




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------
                  CORPORATE OBLIGATIONS - (CONTINUED)
         30,000   Vitro (4 (6)(7)
                     9.125%, 2/01/17                                      30,450
         30,000   Williams Partners (4)(6)
                     7.250%, 2/01/17                                      30,975
        120,000   Wimar Opco LLC (4)(6)
                     9.625%, 12/15/14                                    119,850
                                                                     -----------
                  TOTAL CORPORATE
                    OBLIGATIONS
                    (Cost $7,279,903)                                  7,380,500
                                                                     -----------
                  FOREIGN BONDS - 14.6%
EUR     120,000   Anglo Irish Capital (1)
                     5.219%, 9/29/16                                     155,463
EUR     100,000   Caisse d'Epargne (1)
                     4.750%, 2/01/16                                     126,326
        240,000   Export Import Bank of Ukraine
                     7.650%, 9/07/11                                     244,096
EUR     100,000   German Treasury Bill
                     Series 0906 (2)
                     3.479%, 3/14/07                                     129,781
EUR     100,000   Hellas II (3)
                     9.704%, 1/15/15                                     133,578
EUR     110,000   HT1 Funding (1)
                     6.352%, 6/30/17                                     151,638
JPY 251,300,000   Japan Series 282
                     1.700%, 9/20/16                                   2,083,939
        100,000   Majapahit Holding
                     7.250%, 10/17/11                                    102,374
EUR     125,000   NXP Funding LLC (3)
                     6.507%, 10/15/13                                    165,140
PLZ   1,590,000   Poland Government Bond
                     Series 1015
                     6.250%, 10/24/15                                    571,559
        100,000   Province of Buenos Aires
                     9.375%, 9/14/18                                     103,000
        335,000   Republic of Argentina Series V
                     7.000%, 3/28/11                                     339,355
        100,000   Republic of Philippines
                     6.375%, 1/15/32                                      96,625
        200,000   RSHB Capital
                     6.875%, 11/29/10                                    205,656
EUR      50,000   Russian Standard Bank Finance
                     6.825%, 9/16/09                                      65,577

 PRINCIPAL
 AMOUNT (a)                                                            VALUE $
 ----------                                                            -------
EUR      70,000   VTB Capital Series E, MTN
                     4.250%, 2/15/16                                      89,399
                                                                     -----------
                  TOTAL FOREIGN BONDS
                    (Cost $4,783,785)                                  4,763,506
                                                                     -----------
                  COMMERCIAL PAPER - 4.6%
      1,500,000   Toyota Motor Credit (5)
                     5.259%, 2/13/07                                   1,497,380
                                                                     -----------
                  TOTAL COMMERCIAL
                    PAPER
                    (Cost $1,497,380)                                  1,497,380
                                                                     -----------
                  MORTGAGE-BACKED OBLIGATIONS - 1.2%
         26,216   Countrywide Asset-Backed
                     Certificates, Series 2006-SP2,
                     Class N (4)(9)
                     6.000%, 8/25/37                                      25,823
EUR     100,000   Gracechurch Card PLC, Series
                     2006-A, Class A1 (3)
                     6.065%, 10/15/12                                    130,646
         79,472   GSAA Home Equity Trust, Series
                     2006-6N, Class N1 (4)(9)
                     5.750%, 7/26/36                                      77,882
         68,641   Master Asset-Backed Securities
                     NIM Trust, Series 2006-CI23,
                     Class N1 (4)(9)
                     7.250%, 8/25/36                                      68,572
         13,314   Meritage Mortgage Loan Trust,
                     Series 2004-1, Class B1 (3)(4)
                     8.820%, 7/25/34                                      12,345
         12,554   New Century Home Equity
                     Loan Trust, Series 2003-3,
                     Class M5 (3)(9)
                     7.816%, 7/25/33                                      12,610
         28,000   Park Place Securities, Series 2004-
                     WCW1, Class N8 (3)(9)
                     8.820%, 9/25/34                                      28,575
         66,721   Sharps SP I LLC NIM Trust, Series
                     2006-HE3, Class NA (4)(9)
                     6.400%, 6/25/36                                      43,369
                                                                     -----------
                  TOTAL MORTGAGE-
                    BACKED OBLIGATIONS
                    (Cost $420,428)                                      399,822
                                                                     -----------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
 AMOUNT (a)                                                           VALUE $
 ----------                                                           -------
               SHORT-TERM INVESTMENT - 4.0%
  1,308,060    JPMorgan Chase Bank, N.A.
                  Time Deposit (Nassau), 4.83%                        1,308,060
                                                                    -----------
               TOTAL SHORT-TERM
                INVESTMENT
                (Cost $1,308,060)                                     1,308,060
                                                                    -----------
               TOTAL INVESTMENTS - 123.0%
                (Cost $40,143,100)*                                  40,118,732
                                                                    -----------
               OTHER ASSETS LESS
                LIABILITIES - (23.0)%                                (7,489,301)
                                                                    -----------
               NET ASSETS - 100.0%                                  $32,629,431
                                                                    ===========

*At January 31, 2007, the tax basis cost of the Fund's investments was $40,143,100, and the unrealized appreciation and depreciation of investments owned by the Fund were $154,422 and $(178,790), respectively.
(a) Principal amount denominated in U.S. dollars unless otherwise indicated.
(1) Perpetual Bond -- Rate disclosed is as of January 31, 2007. The maturity date shown is the next callable date.
(2) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(3) Variable Rate Security -- Rate disclosed is as of January 31, 2007.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of these securities amounted to $3,966,394, representing 12.2% of the net assets of the Fund.
(5) The rate shown represents the security's effective yield at time of purchase.
(6) Security, or portion of security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.
(7) Security purchased on a when-issued basis.
(8) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2007.
(9) Security considered illiquid. On January 31, 2007, the value of these securities amounted to $286,981 representing 0.9% of the net assets of the Fund. EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
JPY -- Japanese Yen
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
PLC -- Public Limited Company
PLZ -- Polish Zloty
REIT -- Real Estate Investment Trust
TBA -- To Be Announced
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS:
The Fund had the following forward foreign currency contracts outstanding at January 31, 2007:

                                                       Net Underlying           Net
                                                            Face             Unrealized
                                                         Amount of          Appreciation
Settlement Date        Currency         Units               Value          (Depreciation)
-----------------------------------------------------------------------------------------
2/28/07                  EUR              79,667        $   103,940           $    456
3/29/07                  GBP             865,564          1,700,091             (2,176)
3/29/07                  EUR          (1,247,292)        (1,629,404)            (6,896)
3/29/07                  GBP            (865,564)        (1,700,091)           (20,091)
3/29/07                  JPY        (250,070,000)        (2,087,710)            15,077
3/19/07                  PLZ          (1,730,000)          (579,125)            (9,976)
                                                                              --------
                                                                              $(23,606)
                                                                              ========


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



--------------------------------------------------------------------------------
FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding as of January 31, 2007:

                                                                                         Net Unrealized
                                  Number of                                               Appreciation
                                  Contracts              Value      Expiration Date      (Depreciation)
-------------------------------------------------------------------------------------------------------
LONG:
 Euro Bond                           27               $ 4,045,391        March-07           $(75,930)
 Japan 10 Year Bond                   6                 6,688,712        March-07             41,906
 U.S. Treasury 5 Year Note            3                   313,594        March-07             (4,009)
 U.S. Treasury 10 Year Note           2                   213,500        March-07                588
 U.S. Long Bond                      14                 1,541,750        March-07            (48,292)
                                                                                            --------
                                                                                             (85,737)
SHORT:
 Euro-Bobl                            1                   141,293        March-07                179
 Euro-Bond                            4                   599,317        March-07              5,526
 Euro-Schatz                         128               17,245,654        March-07             48,348
 U.S. Treasury 2 Year Note           126               25,652,813        March-07            131,355
 U.S. Treasury 5 Year Note           140               14,634,375        March-07            181,265
 U.S. Treasury 10 Year Note          14                 1,494,500        March-07             29,474
 U.S. Long Bond                       6                   660,750        March-07              5,295
                                                                                            --------
                                                                                             401,442
                                                                                            --------
                                                                                            $315,705
                                                                                            ========

A summary of the outstanding Credit Default Swap agreements held by the Fund at January 31, 2007 is as follows:

                                                                                                                    SWAP
                                                                                   EXPIRATION     NOTIONAL        CONTRACTS
DESCRIPTION                                                                           DATE         AMOUNT         AT VALUE
---------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.19% (0.76% per annum) times notional amount of
 Alltel Corp. 7.00% 7/1/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable obligation.
 (Counterparty: Lehman Brothers)                                                     3/20/12        $ 80,000        $ 643
Fund pays quarterly 0.095% (0.38% per annum) times notional amount of
 Altadis Finance 5.125% 10/2/13. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         9/20/11     EUR 100,000         (450)
Fund pays quarterly 0.055% (0.22% per annum) times notional amount of
 AT&T Inc. 5.875% 8/15/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: JP Morgan)                                               3/20/12       $ 150,000          (81)




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



A summary of the outstanding Credit Default Swap agreements held by the Fund at January 31, 2007 is as follows (CONTINUED):

                                                                                                                           SWAP
                                                                                   EXPIRATION          NOTIONAL          CONTRACTS
DESCRIPTION                                                                           DATE              AMOUNT           AT VALUE
----------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly 0.45% (1.80% per annum) times notional amount of BCM Ireland Finance 8.587% 8/15/16. Upon a defined credit event the
 Fund pays notional amount and takes receipt of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         3/20/10            EUR 80,000        $   773
Fund pays quarterly 0.87479% (3.49916% per annum) times notional amount of CDX HY Index Series 6. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         6/20/11              $ 25,000         (1,237)
Fund pays quarterly 0.86229% (3.44916% per annum) times notional amount of CDX HY Index Series 6. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         6/20/11              $ 25,000         (1,227)
Fund pays quarterly 0.115% (0.46% per annum) times notional amount of
 Ciba Specialty Chemicals 6.50% 4/24/13. Upon a defined credit event the
 Fund receives notional amount and makes delivery of a defined
 deliverable obligation. (Counterparty: JP Morgan)                                   3/20/12           EUR 125,000           (164)
Fund receives quarterly 0.08375% (0.335% per annum) times
 notional amount of Comcast Cable Communications 7.125% 6/15/13.
 Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation. (Counterparty: Lehman
 Brothers)                                                                           9/20/11             $ 100,000            703
Fund pays quarterly 0.43% (1.72% per annum) times notional amount of
 Echostar DBS Corp. 6.625% 10/1/14. Upon a defined credit event the
 Fund receives notional amount and makes delivery of a defined
 deliverable obligation. (Counterparty: Lehman Brothers)                            12/20/11              $ 50,000           (766)
Fund receives quarterly 1.875% (7.50% per annum) times
 notional amount of Ford Motor Company 7.45% 7/16/31. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: Lehman Brothers)                             9/20/11              $ 25,000          3,050
Fund receives quarterly 1.21% (4.84% per annum) times
 notional amount of Ford Motor Company 7.45% 7/16/31. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: Lehman Brothers)                             3/20/12              $ 95,000            805
Fund receives quarterly 0.06625% (0.265% per annum) times
 notional amount of France Telecom 7.25% 1/28/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: JP Morgan)                                   3/20/12           EUR 115,000            120




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



A summary of the outstanding Credit Default Swap agreements held by the Fund at January 31, 2007 is as follows (CONTINUED):

                                                                                                                          SWAP
                                                                                    EXPIRATION         NOTIONAL        CONTRACTS
DESCRIPTION                                                                            DATE             AMOUNT          AT VALUE
---------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0925% (0.37% per annum) times notional amount of
 Gannett Co., Inc. 6.375% 4/1/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                          9/20/11          $ 100,000        $  (297)
Fund receives quarterly 1.70% (6.80% per annum) times notional amount of General Motors 7.125% 7/15/13. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
 (Counterparty: JP Morgan)                                                            9/20/11           $ 25,000          3,641
Fund pays quarterly 0.43% (1.72% per annum) times notional amount of
 Intelsat Corp. 9.00% 8/15/14. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                          3/20/12           $ 75,000         (1,706)
Fund pays quarterly 0.40% (1.60% per annum) times notional amount of
 Intelsat Corp. 9.00% 8/15/14. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                          3/20/12           $ 30,000           (519)
Fund receives quarterly 0.0575% (0.23% per annum) times notional amount of iTraxx Europe Index Series 6. Upon a defined credit event the
 Fund pays notional amount and takes receipt of a defined deliverable
 obligation. (Counterparty: JP Morgan)                                               12/20/11        EUR 250,000            (43)
Fund receives quarterly 0.1375% (0.55% per annum) times notional amount of JC Penney Corp. 8.00% 3/1/10. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable
 obligation. (Counterparty: JP Morgan)                                                3/20/12          $ 150,000            460
Fund pays quarterly 0.14% (0.56% per annum) times notional amount of
 May Department Stores Co. 8.00% 7/15/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined
 deliverable obligation. (Counterparty: JP Morgan)                                    3/20/12          $ 150,000           (341)
Fund receives quarterly 0.725% (2.90% per annum) times notional amount of NXP Funding LLC 9.50% 10/15/15. Upon a defined credit event the
 Fund pays notional amount and takes receipt of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         12/20/11           $ 75,000           (336)
Fund pays quarterly 0.04% (0.16% per annum) times notional amount of
 Pitney Bowes Inc. 4.625% 10/1/12. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: JP Morgan)                                                9/20/11          $ 100,000             29




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



A summary of the outstanding Credit Default Swap agreements held by the Fund at January 31, 2007 is as follows (CONTINUED):

                                                                                                                       SWAP
                                                                                   EXPIRATION          NOTIONAL     CONTRACTS
DESCRIPTION                                                                           DATE              AMOUNT       AT VALUE
------------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annually 1.135% (2.27% per annum) times notional amount of Republic of Argentina 8.28% 12/31/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: JP Morgan)                                   11/20/11          $ 220,000      $ 3,905
Fund receives semi-annually 0.68% (1.36% per annum) times notional amount of Republic of Colombia 10.375% 1/28/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: Lehman Brothers)                             10/20/11          $ 100,000        1,847
Fund receives semi-annually 0.665% (1.33% per annum) times notional amount of Republic of Colombia 10.375% 1/28/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: Lehman Brothers)                             10/20/11          $ 100,000        1,937
Fund receives semi-annually 0.565% (1.13% per annum) times notional amount of Republic of Colombia 10.375% 1/28/33. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined
 deliverable obligation. (Counterparty: JP Morgan)                                    1/20/12          $ 360,000        2,365
Fund pays quarterly 0.6625% (2.65% per annum) times notional amount of
 Solectron Global Finance Ltd. 8.00% 3/15/16. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined
 deliverable obligation. (Counterparty: Lehman Brothers)                             12/20/11           $ 75,000       (3,804)
Fund pays quarterly 0.12% (0.48% per annum) times notional amount of
 Swiss Re Capital 6.854% 5/25/16. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         12/20/11          $ 100,000       (1,785)
Fund pays quarterly 0.2425% (0.97% per annum) times notional amount of
 Tyson Foods Inc. 8.25% 10/1/11. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                          3/20/12           $ 75,000          (83)
Fund pays quarterly 1.0875% (4.35% per annum) times notional amount of
 VNU Group 5.625% 5/20/10. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                          3/20/12        EUR 100,000       (7,408)
Fund receives quarterly 0.98% (3.92% per annum) times notional amount of WDAC Subsidiary Corp. 8.50% 12/1/14. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable
 obligation. (Counterparty: JP Morgan)                                                3/20/12        EUR 100,000        5,869
Fund receives quarterly 0.15% (0.60% per annum) times notional amount of ZFS Finance USA Trust 6.45% 12/15/65. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable
 obligation. (Counterparty: Lehman Brothers)                                         12/20/11          $ 100,000        1,165
                                                                                                                      -------
                                                                                                                      $ 7,065
                                                                                                                      =======


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



As of January 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2007 were as follows:


                                                                                                                    % OF NET
                                    PRINCIPAL AMOUNT       ACQUISITION DATE         COST          MARKET VALUE       ASSETS
                                    ----------------       ----------------         ----          ------------       ------
Countrywide Asset-Backed
 Certificates
 6.000%, 8/25/37                         $26,216                 9/12/06           $26,035           $25,823           0.1%
GSAA Home Equity Trust
 5.750%, 7/26/36                          79,472                 8/22/06            79,372            77,882           0.2
Master Asset-Backed Securities
 NIM Trust
 7.250%, 8/25/36                          68,641                11/23/06            68,597            68,572           0.2
Sharps SP I LLC NIM Trust
 6.400%, 6/25/36                          66,721                10/15/06            66,366            43,369           0.1





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS - 36.0%
               FHLMC Gold
      35,946     6.000%, 12/01/28                                         36,287
   1,605,520     5.500%, 12/01/34                                      1,583,188
     719,864     5.000%, 7/01/33                                         693,151
     842,063     5.000%, 8/01/33                                         810,815
     349,397     4.500%, 3/01/19                                         335,431
               FNMA
      27,289     7.500%, 12/01/29                                         28,471
       3,606     7.000%, 12/01/10                                          3,643
      40,678     6.000%, 12/01/28                                         41,038
      28,647     6.000%, 12/01/28                                         28,901
   1,880,000     6.000%, 9/01/36                                       1,886,899
     458,212     5.500%, 7/01/34                                         451,539
     116,117     4.500%, 10/01/33                                        108,401
     125,000     4.250%, 5/15/09                                         122,754
   1,545,000   FNMA TBA
                 5.500%, 2/25/37                                       1,519,412
      99,946   FNMA, Series 2004-35, Class AJ
                 4.500%, 1/25/20                                          98,867
               GNMA
      40,453     8.000%, 11/15/17                                         42,526
       1,380     8.000%, 6/15/26                                           1,462
      80,030     5.500%, 1/15/34                                          79,286
     300,817     5.500%, 9/20/34                                         297,456
                                                                     -----------
               TOTAL U.S. GOVERNMENT
                MORTGAGE-BACKED
                OBLIGATIONS
                (Cost $8,252,902)                                      8,169,527
                                                                     -----------
               CORPORATE OBLIGATIONS (5) - 31.4%
     100,000   Agile Property Holdings (1)
                 9.000%, 9/22/13                                         102,750
      60,000   Allied Waste North America
                 7.250%, 3/15/15                                          60,375
      35,000   Allis-Chalmers Energy (1)
                 8.500%, 3/01/17                                          35,175
     100,000   American General Finance MTN
                 5.750%, 9/15/16                                         100,995
     200,000   American International Group
                 5.050%, 10/01/15                                        194,233
      95,000   Arizona Public Service
                 5.800%, 6/30/14                                          94,717

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
      45,000   Assured Guaranty
                 7.000%, 6/01/34                                          49,045
     115,000   Assured Guaranty, Series A (2)
                 6.400%, 12/15/66                                        115,247
     115,000   AT&T
                 4.125%, 9/15/09                                         111,647
      50,000   Atlas Pipeline Partners
                 8.125%, 12/15/15                                         51,750
     210,000   AXA (1)(2)
                 6.463%, 12/14/18                                        205,472
     150,000   Bank of America
                 5.375%, 8/15/11                                         150,777
      40,000   Bowater (2)
                 8.360%, 3/15/10                                          40,600
      80,000   Canadian Natural Resources
                 6.000%, 8/15/16                                          80,176
     100,000   Caterpillar
                 5.700%, 8/15/16                                         100,912
     240,000   Catlin Insurace (1)(2)
                 7.249%, 12/31/49                                        242,863
     100,000   Centercredit International (1)(2)
                 8.625%, 1/30/14                                          98,000
     160,000   Cisco Systems
                 5.500%, 2/22/16                                         159,938
               Citigroup
     100,000     6.125%, 8/25/36                                         103,054
     100,000     5.125%, 2/14/11                                          99,499
     115,000   Colonial Realty LP
                 5.500%, 10/01/15                                        111,895
      95,000   Conexant Systems (1)(2)
                 9.126%, 11/15/10                                         96,900
      70,000   Cooper (1)
                 7.125%, 2/15/15                                          71,050
     105,000   Corp. Andina de Fomento
                 5.750%, 1/12/17                                         104,650
      95,000   Credit Suisse USA
                 5.500%, 8/16/11                                          95,764
      45,000   Dime Capital Trust I, Series A
                 9.330%, 5/06/27                                          47,449
     100,000   Dresdner Funding Trust I (1)
                 8.151%, 6/30/31                                         120,338
     125,000   Duke Realty LP
                 5.950%, 2/15/17                                         126,908



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               CORPORATE OBLIGATIONS - (CONTINUED)
      75,000   Embarq
                 7.082%, 6/01/16                                          76,334
      70,000   Enterprise Products Operations (2)
                 8.375%, 8/01/66                                          76,596
      65,000   Ford Motor Credit
                 9.875%, 8/10/11                                          69,658
      60,000   Freescale Semiconductor (1)
                 10.125%, 12/15/16                                        60,000
     160,000   GATX Financial
                 5.125%, 4/15/10                                         157,888
     100,000   Gaz Capital (1)
                 6.212%, 11/22/16                                         98,900
      50,000   Genentech
                 5.250%, 7/15/35                                          46,222
     145,000   General Electric Capital MTN,
                 Series A
                 6.750%, 3/15/32                                         164,658
     170,000   Goldman Sachs Group
                 5.950%, 1/15/27                                         166,353
      40,000   Goldman Sachs Group LP
                 5.000%, 10/01/14                                         38,644
     100,000   Greentown China Holdings (1)
                 9.000%, 11/08/13                                        101,875
      65,000   Greif (1)(4)
                 6.750%, 2/01/17                                          65,325
      50,000   HCA (1)
               9.125%, 11/15/14                                           53,313
      45,000   Health Care REIT
               6.200%, 6/01/16                                            45,116
      60,000   Host Hotels & Resorts LP
                 REIT (1)
                 6.875%, 11/01/14                                         60,525
     130,000   HSBC Finance
                 5.000%, 6/30/15                                         125,845
      70,000   ITC Holdings (1)
                 5.875%, 9/30/16                                          69,365
      40,000   JPMorgan Capital Trust I
                 7.540%, 1/15/27                                          41,490
      10,000   JPMorgan Chase
                 4.750%, 3/01/15                                           9,525
     100,000   Kazkommerts International (1)
                 7.500%, 11/29/16                                         97,375

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
     145,000   Kinder Morgan Energy Partners
                 6.000%, 2/01/17                                         145,701
      70,000   Korea Development Bank
                 3.875%, 3/02/09                                          67,890
      70,000   Kraft Foods
                 5.625%, 11/01/11                                         70,572
      60,000   Lehman Brothers Holdings MTN
                 5.250%, 2/06/12                                          59,681
     125,000   Magellan Midstream Partners
                 6.450%, 6/01/14                                         128,915
      90,000   Markel
                 7.350%, 8/15/34                                          96,121
     200,000   Merrill Lynch
                 6.110%, 1/29/37                                         198,233
      65,000   Mohegan Tribal Gaming
                 7.125%, 8/15/14                                          66,788
      50,000   Montpelier Re Holdings
                 6.125%, 8/15/13                                          48,650
      60,000   Nexen
                 5.875%, 3/10/35                                          56,357
      60,000   NXP (1)
                 7.875%, 10/15/14                                         62,250
      80,000   Oneok Partners LP
                 6.150%, 10/01/16                                         81,161
      31,000   Progress Energy
                 7.100%, 3/01/11                                          32,910
      80,000   Pulte Homes
                 6.375%, 5/15/33                                          75,327
      35,000   Royal Bank of Scotland
                 9.118%, 3/31/49                                          38,591
     100,000   Sabine Pass Long LP (1)(2)
                 7.250%, 11/30/13                                         98,375
      95,000   Senior Housing Trust
                 8.625%, 1/15/12                                         103,550
     100,000   Shimao Property Holdings (1)
                 8.000%, 12/01/16                                        101,250
      50,000   Sino Forest (1)
                 9.125%, 8/17/11                                          53,000
     100,000   Southern Copper
                 7.500%, 7/27/35                                         106,956
     100,000   Standard Chartered (1)(2)
                 6.409%, 1/30/49                                          98,550



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               CORPORATE OBLIGATIONS - (CONTINUED)
     200,000   Swiss Re Capital (1)(2)
                 6.854%, 5/29/49                                         209,727
     100,000   UBS AG Stamford Connecticut
                 5.875%, 7/15/16                                         102,686
      65,000   UBS Preferred Funding Trust I (2)
                 8.622%, 10/29/49                                         71,713
     100,000   Unicredito Luxemburg
                 Finance (1)(2)
                 5.584%, 1/13/17                                         100,800
     105,000   Vale Overseas
                 6.250%, 1/23/17                                         105,460
      60,000   Ventas Realty LP
                 6.500%, 6/01/16                                          60,300
      95,000   Vitro (1)(4)
                 9.125%, 2/01/17                                          96,425
                                                                     -----------
               TOTAL CORPORATE
                OBLIGATIONS
                (Cost $7,146,045)                                      7,135,125
                                                                     -----------

               COLLATERALIZED MORTGAGE
               OBLIGATIONS - 13.9%
     440,000   Bear Stearns Commercial
                 Mortgage Securities, Series
                 2004-PWR3, Class A4
                 4.715%, 2/11/41                                         421,195
     395,000   Bear Stearns Commercial
                 Mortgage Securities, Series
                 2005-T18, Class A4 (2)
                 4.930%, 2/13/42                                         380,798
      53,487   Citigroup Mortgage Loan Trust,
                 Series 2003-1, Class WA2
                 6.500%, 6/25/31                                          53,989
     264,148   Citigroup Mortgage Loan Trust,
                 Series 2003-UP3, Class A2
                 7.000%, 9/25/33                                         270,075
     190,229   Citigroup Mortgage Loan Trust,
                 Series 2005-1, Class 3A1
                 6.500%, 4/25/35                                         193,725
     646,220   Countrywide Alternative Loan
                 Trust, Series 2005-65CB,
                 Class 1A7
                 5.500%, 1/25/36                                         644,707

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
     215,000   Morgan Stanley Capital I, Series
                 2003-T11, Class A3
                 4.850%, 6/13/41                                         210,399
     825,000   Morgan Stanley Capital I, Series
                 2004-T15, Class A4 (2)
                 5.270%, 6/13/41                                         812,685
     160,000   Morgan Stanley Dean Witter
                 Capital I, Series 2002-TOP7,
                 Class A2
                 5.980%, 1/15/39                                         163,936
       5,243   Salomon Brothers Mortgage
                 Securities VII, Series 2001-
                 CPB1, Class A (2)
                 7.283%, 12/25/30                                          5,232
                                                                     -----------
               TOTAL COLLATERALIZED
                MORTGAGE OBLIGATIONS
                (Cost $3,201,615)                                      3,156,741
                                                                     -----------
               U.S. TREASURY OBLIGATIONS (5) - 9.1%
     320,000   U.S. Treasury Bond
                 4.500%, 2/15/36                                         299,100
               U.S. Treasury Notes
     305,000     4.750%, 1/31/12                                         304,190
     320,000     4.625%, 12/31/11                                        317,275
   1,155,000     4.625%, 11/15/16                                      1,137,495
                                                                     -----------
               TOTAL U.S. TREASURY
                  OBLIGATIONS
                  (Cost $2,059,671)                                    2,058,060
                                                                     -----------
               COMMERCIAL PAPER (7) - 6.6%
   1,100,000   American General Finance
                 5.264%, 2/09/07                                       1,098,719
     400,000   General Electric Capital
                 5.247%, 2/07/07                                         399,652
                                                                     -----------
               TOTAL COMMERCIAL
                PAPER
                (Cost $1,498,371)                                      1,498,371
                                                                     -----------
               MORTGAGE-BACKED OBLIGATIONS - 5.5%
      25,000   Asset-Backed Funding Certificates,
                 Series 2004-OPT5,
                 Class M2 (2)
                 6.770%, 12/25/33                                         25,213




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MORTGAGE-BACKED OBLIGATIONS -
               (CONTINUED)
       8,135   Fremont NIM Trust,
                 Series 2005-B (1)(3)(6)(8)
                 5.500%, 4/25/35                                          5,695
         831   GMAC Mortgage Corporation
                 Loan Trust, Series 2004-HLT1,
                 Class A2
                 3.870%, 5/25/25                                            828
       4,363   Home Equity Asset Trust, Series
                 2003-1, Class B2 (2)(3)
                 9.570%, 6/25/33                                          3,560
      49,763   Master Asset National Mortgage,
                 Series 2006-6, Class N1 (1)
                 6.402%, 9/26/46                                         49,063
     600,000   Merrill Lynch Mortgage Trust,
                 Series 2004-BPC1,
                 Class A3 (2)
                 4.467%, 10/12/41                                       576,573
      10,439   Option One Mortgage Loan Trust,
                 Series 2002-3, Class M2 (2)
                 7.015%, 8/25/32                                         10,456
     600,000   Wachovia Bank Commercial
                 Mortgage Trust, Series 2005-
                 C19, ClassA5
                 4.661%, 5/15/44                                        577,315
                                                                    -----------
               TOTAL MORTGAGE-
                BACKED OBLIGATIONS
                (Cost $1,251,837)                                     1,248,703
                                                                    -----------
               ASSET-BACKED SECURITIES - 1.3%
     118,231   Hedged Mutual Fund Fee Trust,
                 Series 2003-1A,
                 Class 2 (1)(3)(8)
                 5.220%, 11/30/10                                       117,487
     168,887   Hedged Mutual Fund Fee Trust,
                 Series 2003-2,
                 Class 2 (1)(3)(8)
                 4.840%, 3/02/11                                        165,864

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
       1,732   Long Beach Asset Holdings, Series
                 2005-2, Class N1 (1)
                 4.150%, 4/25/35                                          1,697
                                                                    -----------
               TOTAL ASSET-BACKED
                SECURITIES
                (Cost $288,682)                                         285,048
                                                                    -----------
               SHORT-TERM INVESTMENT - 2.0%
     458,233   JPMorgan Chase Bank, N.A
                 Time Deposit (Nassau), 4.83%                           458,233
                                                                    -----------
               TOTAL SHORT-TERM
                INVESTMENT
                (Cost $458,233)                                         458,233
                                                                    -----------
               TOTAL INVESTMENTS - 105.8%
                (Cost $24,157,356)*                                  24,009,808
                                                                    -----------
               OTHER ASSETS LESS
                LIABILITIES - (5.8)%                                 (1,310,522)
                                                                    -----------
               NET ASSETS - 100.0%                                  $22,699,286
                                                                    ===========

*At January 31, 2007, the tax basis cost of the Fund's investments was $24,157,356, and the unrealized appreciation and depreciation of investments owned by the Fund were $39,852 and $(187,400), respectively.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of these securities amounted to $2,739,409, representing 12.1% of the net assets of the Fund.
(2) Variable Rate Security -- Rate disclosed is as of January 31, 2007.
(3) Security considered illiquid. On January 31, 2007, the value of these securities amounted to $292,606 representing 1.3% of the net assets of the Fund.
(4) Security purchased on a when-issued basis.
(5) Security, or portion of the security, has been pledged as collateral on mortgage dollar rolls.
(6) Security is fair valued.
(7) The rate shown is the security's effective yield at time of purchase.
(8) Private Placement Security. Security considered restricted (See table on the following page).





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LP -- Limited Partnership
MTN -- Medium Term Note
NIM -- Net Interest Margin
REIT -- Real Estate Investment Trust
TBA -- To Be Announced
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding as of January 31, 2007:

                     Number                                     Net Unrealized
                       of                                        Appreciation
                   Contracts      Value      Expiration Date    (Depreciation)
--------------------------------------------------------------------------------
Long:
 Japan
  10 Year Bond          1      $1,114,785        March-07           $298,600
 U.S. 10 Year
  Note                 20       2,135,000        March-07            (30,638)
                                                                    --------
                                                                     267,962
Short:
 Long Gilt
  10 Year               4         834,951        March-07              2,754
 U.S. Long Bond         8         881,000        March-07             31,976
                                                                    --------
                                                                      34,730
                                                                    --------
                                                                    $302,692
                                                                    ========

As of January 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2007 were as follows:

                                                                                                              % OF NET
                                 PRINCIPAL AMOUNT      ACQUISITION DATE         COST        MARKET VALUE        ASSETS
Fremont NIM Trust
  5.500%, 4/25/35                     $  8,135              5/17/05          $  8,105          $  5,695          0.0%
Hedged Mutual Fund Fee Trust
  5.220%, 11/30/10                     118,231              1/07/05           118,564           117,487          0.5
Hedged Mutual Fund Fee Trust
  4.840%, 3/02/11                      168,887              1/07/05           168,392           165,864          0.7




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - 88.5%
               ALABAMA - 1.6%
               Alabama Private Colleges &
                  Universities Facilities RB,
                  Tuskegee University Project,
                  Assured Guaranty
  2,000,000       4.750%, 9/01/26                                      2,044,360
    470,000       4.000%, 9/01/13                                        470,799
    425,000       3.950%, 9/01/12                                        425,157
    250,000    Crenshaw County, Industrial
                  Development Board RB, Sister
                  Schuberts Project, AMT, Pre-
                  Refunded @ 100, (LOC:
                  AmSouth Bank of Alabama) (1)(2)(3)(4)
                  5.600%, 3/01/08                                        251,865
    775,000    Jefferson County, Limited
                  Obligation School RB
                  Warrants, Series A
                  5.250%, 1/01/15                                        833,009
    630,000    Jefferson County, Multi-Family
                  Housing Authority RB
                  Warrants, Mitchell Investments,
                  Series A, (LOC: Regions Bank)
                  5.400%, 9/01/12                                        646,821
                                                                    ------------
                                                                       4,672,011
               ARIZONA - 0.6%
    290,000    Phoenix, Industrial Development
                  Authority RB, Hacienda
                  Sunnyslope Project, Series A,
                  AMT, GNMA
                  4.350%, 7/20/15                                        292,653
     20,000    Pima County GO, ETM
                  6.750%, 11/01/09                                        20,405
  1,465,000    State Health Facilities Authority
                  RB, Phoenix Baptist Hospital &
                  Medical Center, MBIA, ETM
                  6.250%, 9/01/11                                      1,512,935
                                                                    ------------
                                                                       1,825,993

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               ARKANSAS - 5.5%
    570,000    Baxter County, Hospital Revenue
                  Authority RB, Refunding &
                  Improvement Project, Series A
                  5.375%, 9/01/14                                        585,892
  4,240,000    Cabot, Sales & Use Tax RB,
                  XLCA
                  4.300%, 12/01/31                                     4,346,254
  1,000,000    Drew County, Industrial
                  Development RB, JP Price
                  Lumber Project, Series B,
                  ADFA, AMT
                  5.000%, 2/01/16                                      1,027,650
    100,000    Farmington, Sales & Use Tax RB
                  4.600%, 4/01/25                                        101,081
  2,730,000    Fayetteville, Sales & Use Tax RB,
                  Capital Improvement, Series A,
                  FSA
                  3.000%, 11/01/20                                     2,409,880
               Heber Springs, Sales & Use Tax
                  RB, CIFG
  1,275,000       4.700%, 6/01/30                                      1,300,615
  1,205,000       4.650%, 6/01/27                                      1,222,436
  1,300,000    Little Rock, Library Construction
                  GO, Series A
                  4.250%, 3/01/23                                      1,267,786
    250,000    Pine Bluff, Industrial Development
                  RB, Weyerhaeuser Project
                  5.500%, 11/01/07                                       253,370
    380,000    Scott County, Sales & Use Tax RB,
                  Correctional Facility
                  Improvements
                  5.000%, 8/01/36                                        382,736
    925,000    Springdale, Sales & Use Tax RB,
                  MBIA
                  4.000%, 7/01/16                                        931,734
  1,850,000    Stuttgart, Sales & Use Tax RB,
                  AMBAC
                  4.200%, 10/01/31                                     1,819,568
                                                                    ------------
                                                                      15,649,002




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               CALIFORNIA - 5.2%
    185,000    Anaheim, Memorial Hospital
                  Association COP, AMBAC,
                  ETM
                  5.125%, 5/15/20                                        185,207
    670,000    Benicia, Unified School District
                  GO, Series B, MBIA (5)
                  4.589%, 8/01/18                                        375,408
               California Health Facilities
                  Funding Authority RB,
                  California-Nevada-Methodist
                  Project
    360,000       5.000%, 7/01/14                                        377,942
    375,000       5.000%, 7/01/15                                        394,984
    395,000       5.000%, 7/01/16                                        417,463
    825,000       4.250%, 7/01/11                                        828,358
     35,000    California State GO
                  3.625%, 5/01/07                                         34,995
     85,000    California Statewide Communities
                  Development Authority COP,
                  Kaiser Remarket, FSA, ETM
                  5.300%, 12/01/15                                        87,663
  8,390,000    Contra Costa Home Mortgage
                  Finance RB, Multi-Family
                  Housing, MBIA, ETM (5)
                  6.481%, 9/01/17                                      4,245,592
    100,000    Delta County Home Mortgage
                  Finance RB, Single-Family
                  Mortgage-Backed Securities,
                  Series A, AMT, MBIA,
                  GNMA, FNMA
                  5.350%, 6/01/24                                        101,065
  3,080,000    Los Angeles, Community
                  Redevelopment Agency RB,
                  Pooled Financing, Series M,
                  RADIAN (8)
                  6.100%, 9/01/16                                      3,156,107
    575,000    Los Angeles, Multi-Family
                  Housing RB, Colorado Terrace
                  Project, Series H, AMT, GNMA
                  4.350%, 11/20/12                                       578,634

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
  3,490,000    Manteca, Financing Authority
                  Sewer RB, Series B, MBIA
                  5.000%, 12/01/33                                     3,490,035
     25,000    Placer County, Water Agency RB,
                  Middle Fork Project
                  3.750%, 7/01/12                                         24,868
     60,000    Sacramento County, Sacramento
                  Main Detention Center COP,
                  MBIA, ETM
                  5.500%, 6/01/10                                         61,914
     10,000    Sacramento County, Sanitation
                  Authority RB, ETM
                  5.125%, 12/01/10                                        10,054
    153,000    San Bernardino County,
                  Transportation Authority RB,
                  Series A, FGIC, ETM
                  6.000%, 3/01/10                                        157,795
    175,000    Southern California, Public Power
                  Authority RB, Palo Verde
                  Project, Series A, ETM
                  5.000%, 7/01/17                                        175,191
    420,000    Valley Center, Unified School
                  District GO, Capital
                  Appreciation, Series A,
                  MBIA (5)
                  4.521%, 9/01/17                                        237,338
                                                                    ------------
                                                                      14,940,613
               COLORADO - 3.9%
  3,945,000    Adonea, Metropolitan District
                  No. 2 RB, Series B, (LOC:
                  Compass Bank)
                  4.375%, 12/01/15                                     3,985,712
    730,000    Beacon Point, Metropolitan District
                  RB, Series B, (LOC: Compass
                  Bank)
                  4.375%, 12/01/15                                       737,227
    100,000    Denver City & County COP,
                  Series A, MBIA,
                  Pre-Refunded @ 100 (2)
                  5.000%, 5/01/08                                        101,605





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               COLORADO - (CONTINUED)
    700,000    Denver City & County Multi-
                 Family Housing RB,
                 Cottonwood Creek, Series A
                 (1)(3)(4)(6)
                 3.580%, 4/15/14                                         700,000
     20,000    Denver, City & County Airport
                 RB, Series D, AMT
                 7.750%, 11/15/13                                         22,188
  1,620,000    High Plains, Metropolitan District
                 RB, (LOC: Compass Bank)
                 4.375%, 12/01/15                                      1,645,094
    500,000    Interlocken Metropolitan District
                 GO, Series A, RADIAN
                 5.750%, 12/15/11                                        527,540
    600,000    State Educational & Cultural
                 Facilities Authority RB, Charter
                 School, Littleton, CIFG
                 4.300%, 1/15/26                                         590,658
    615,000    State Educational & Cultural
                 Facilities Authority RB, Charter
                 School, Peak to Peak, XLCA
                 3.000%, 8/15/09                                         603,155
    365,000    State Educational & Cultural
                 Facilities Authority RB, Parker
                 Core Charter School, XLCA
                 3.500%, 11/01/14                                        352,356
     30,000    State Health Facility Authority RB,
                 Series A, ETM
                 5.350%, 11/01/16                                         30,637
               Teller County, COP, Assured
                 Guaranty
    400,000      5.000%, 12/01/24                                        427,932
    120,000      4.550%, 12/01/18                                        122,264
    310,000      4.500%, 12/01/17                                        315,636
    300,000      4.400%, 12/01/16                                        304,149
    150,000      4.150%, 12/01/13                                        150,258
    190,000      3.500%, 12/01/09                                        187,232
    180,000      3.150%, 12/01/07                                        179,113
                                                                    ------------
                                                                      10,982,756

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               CONNECTICUT - 0.0%
     50,000    Greenwich, New Public Housing
                 Authority RB
                 5.250%, 5/01/08                                          50,812
     55,000    State Health & Educational
                 Facilities RB, Danbury
                 Hospital, ETM
                 7.875%, 7/01/09                                          57,726
                                                                    ------------
                                                                         108,538
               DELAWARE - 0.9%
               New Castle County, Newark
                 Charter School Income
                 Project RB
    365,000      5.000%, 9/01/17                                         378,202
  1,000,000      5.000%, 9/01/22                                       1,028,340
    255,000      4.750%, 9/01/13                                         260,409
    150,000      4.750%, 9/01/15                                         152,800
    825,000    State Economic Development
                 Authority RB, Delmarva Power
                 & Light, Series D, AMT
                 5.650%, 7/01/28                                         856,820
                                                                    ------------
                                                                       2,676,571
               DISTRICT OF COLUMBIA - 0.4%
    500,000    District of Columbia GO, Series B,
                 FSA, ETM
                 5.500%, 6/01/14                                         523,360
               Hospital RB, Medlantic Healthcare
                 Group, Series A, MBIA, ETM
    100,000      5.750%, 8/15/14                                         102,152
    410,000      5.750%, 8/15/26                                         418,790
                                                                    ------------
                                                                       1,044,302
               FLORIDA - 2.5%
     50,000    Clearwater, Housing Authority RB,
                 Affordable Housing Acquisition
                 Program, FSA
                 4.950%, 6/01/07                                          50,125
    459,619    Dade County, Single-Family
                 Housing Finance Authority RB,
                 Series B-1, AMT, GNMA,
                 FNMA
                 6.100%, 4/01/27                                         463,682




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               FLORIDA - (CONTINUED)
     15,000    Florida State GO, ETM
                 5.900%, 7/01/08                                          15,235
               Gulf Breeze, Local Government
                 RB, FGIC, Mandatory
                 Put (6)(7)
  1,135,000      4.000%, 12/01/14                                      1,120,075
    600,000      4.000%, 12/01/15                                        587,292
    500,000    Hillsborough County School Board
                 COP, Series B, MBIA
                 5.000%, 7/01/18                                         528,840
    155,000    Jacksonville, Electric Authority
                 RB, ETM
                 5.375%, 7/01/12                                         161,577
     10,000    Jacksonville, Electric Authority
                 RB, Third Installment, ETM
                 6.800%, 7/01/12                                          10,833
    125,000    Jacksonville, Health Facilities RB,
                 Daughters of Charity, MBIA,
                 ETM (1)(3)(4)
                 5.000%, 11/15/15                                        125,125
     60,000    Orange County, Tourist Division
                 RB, AMBAC, ETM
                 6.000%, 10/01/16                                         60,313
     25,000    Orange County, Tourist Division
                 RB, Orange County
                 Convention, AMBAC, ETM
                 9.250%, 9/01/07                                          25,743
  1,060,000    Orange County, Tourist Division
                 RB, Series A, AMBAC, ETM
                 6.250%, 10/01/13                                      1,120,155
    450,000    Pinellas County, Housing Finance
                 Authority RB, Multi-County
                 Program, Series A-3, AMT,
                 GNMA, FNMA
                 4.000%, 3/01/25                                         446,935
    120,000    Tampa, Allegany Health System
                 RB, Saint Anthony, MBIA,
                 ETM
                 5.125%, 12/01/15                                        120,749

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
     65,000    Tampa, Allegany Health System
                 RB, Saint Joseph, MBIA, ETM
                 5.125%, 12/01/23                                         65,406
    340,000    Tampa, Allegany Health System
                 RB, Saint Mary's, MBIA, ETM
                 5.125%, 12/01/23                                        342,213
    100,000    Vero Beach, Electric RB,
                 MBIA, ETM
                 6.500%, 12/01/07                                        101,909
  1,900,000    Volusia County, Housing Finance
                 Authority RB, Fishermans
                 Landing Apartments,
                 FNMA (6)
                 3.500%, 1/15/32                                       1,900,000
                                                                    ------------
                                                                       7,246,207
               GEORGIA - 3.0%
  2,235,000    Cobb County, Kennestone Hospital
                 Authority RB, Capital
                 Appreciation Certificates, Series
                 86A, MBIA, ETM (5)
                 6.159%, 8/01/15                                       1,312,057
  1,200,000    Cobb County, Multi-Family
                 Housing Revenue Authority
                 RB, Post Bridge Project,
                 FNMA (6)
                 3.500%, 6/01/25                                       1,200,000
    900,000    Dekalb County, Multi-Family
                 Housing RB, Winters Creek
                 Apartments Project, FNMA (6)
                 3.530%, 6/15/25                                         900,000
     45,000    Fulco, Hospital Authority RB,
                 Saint Joseph Hospital, ETM
                 5.375%, 10/01/09                                         45,252
     40,000    Gwinnett County, Water & Sewer
                 RB, MBIA, ETM
                 6.100%, 3/01/08                                          41,024
  1,770,000    Kennesaw, Urban Redevelopment
                 Agency RB, City Hall
                 Expansion Project
                 3.950%, 1/01/19                                       1,769,611




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               GEORGIA - (CONTINUED)
    750,000    Marietta, Multi-Family Housing
                 Authority RB, Franklin Walk
                 Apartments Project,
                 FHLMC (6)
                 3.630%, 1/01/32                                         750,000
  1,360,000    Marietta, Multi-Family Housing
                 Authority RB, Wood Glen,
                 FHLMC (6)
                 3.610%, 7/01/24                                       1,360,000
    490,000    Municipal Electric Authority
                 Power RB, Capital
                 Appreciation, Series Q,
                 MBIA (5)
                 6.785%, 1/01/12                                         357,137
    800,000    Smyrna, Multi-Family Housing
                 Authority RB, Hills of Post
                 Village Project, FNMA (6)
                 3.500%, 6/01/25                                         800,000
                                                                    ------------
                                                                       8,535,081
               IDAHO - 0.1%
    165,000    State Housing & Finance
                 Association RB, Single-Family
                 Mortgage, Series D, Class III,
                 AMT
                 5.400%, 7/01/21                                         170,610
                                                                    ------------
               ILLINOIS - 9.1%
  4,460,000    Bolingbrook, Sales Tax RB (5)
                 1.277%, 1/01/15                                       4,344,085
    560,000    Calhoun & Greene Counties,
                 Community School District
                 No. 40 GO
                 4.700%, 1/01/16                                         562,027
  1,000,000    Cary, Special Tax, Special Service
                 Area No. 2, RADIAN
                 4.400%, 3/01/16                                       1,010,050
  1,750,000    Chicago, Increment Allocation
                 Revenue, Diversey Narragansett
                 Project COP
                 7.460%, 2/15/26                                       1,866,567

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
  2,000,000    Chicago, Kingsbury
                 Redevelopment Project TAN,
                 Series A
                 6.570%, 2/15/13                                       2,068,300
  1,000,000    Chicago, Lake Shore East SA
                 6.750%, 12/01/32                                      1,081,350
  3,500,000    Cortland, Special Tax, Sheaffer
                 Systems Project (1)
                 5.500%, 3/01/17                                       3,525,690
  1,255,000    Lakemoor Village, Special Tax,
                 RADIAN
                 4.550%, 3/01/16                                       1,284,706
  3,073,000    Pingree Grove, Special Services
                 Area, Cambridge Lakes Project,
                 Series 05-1
                 5.250%, 3/01/15                                       3,156,340
    740,000    State Educational Facilities
                 Authority RB,
                 Capital Appreciation,
                 Pre-Refunded @ 57.17 (2)(5)
                 6.078%, 7/01/09                                         365,952
    850,000    State Educational Facilities
                 Authority RB, Capital
                 Appreciation, ETM (5)
                 9.996%, 7/01/14                                         526,397
  1,120,000    State Financial Authority RB,
                 Medical District Common
                 Project, Series A, CIFG
                 4.125%, 9/01/18                                       1,109,584
    850,000    State Financial Authority RB,
                 Metropolitis Project
                 5.000%, 12/01/24                                        866,192
  3,020,000    State Health Facilities Authority
                 RB, Hinsdale Hospital,
                 Series A, ETM
                 6.950%, 11/15/13                                      3,299,229
    275,000    State Health Facilities Authority
                 RB, Hospital of Sisters
                 Services, Series A, FSA,
                 Optional Put
                 4.500%, 12/01/23                                        276,238




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               ILLINOIS - (CONTINUED)
    555,000    Will County, Community School
                 District GO, Alternative
                 Revenue Source Larway
                 5.625%, 12/01/23                                        586,968
                                                                    ------------
                                                                      25,929,675
               INDIANA - 1.7%
               Gary, Sanitation District, Special
                 Taxing District, RADIAN
    250,000      5.000%, 2/01/12                                         260,630
    270,000      5.000%, 2/01/13                                         282,957
     50,000    Indianapolis, Industrial Utilities
                 District RB, ETM
                 7.000%, 6/01/08                                          50,965
               Maconaquah, School District RB,
                 Energy Management Financing
                 Project
    286,756      5.000%, 1/01/12                                         295,081
    301,093      5.000%, 1/01/13                                         310,930
    316,148      5.000%, 1/01/14                                         327,795
    261,339      4.750%, 1/01/10                                         264,692
    273,752      4.750%, 1/01/11                                         278,184
    241,622      4.000%, 1/01/08                                         241,250
    251,287      4.000%, 1/01/09                                         250,184
               Munster, Municipal Center RB,
                 First Mortgage
    400,000      5.000%, 7/15/24                                         413,512
    700,000      4.875%, 7/15/21                                         719,299
    445,000      4.700%, 7/15/17                                         454,817
     95,000    State Health Facility Financing
                 Authority RB, Ancilla Systems,
                 MBIA, ETM
                 5.250%, 7/01/22                                          96,454
               State Health Facility Financing
                 Authority RB, Methodist
                 Hospital, Series A, AMBAC,
                 ETM
    100,000      5.750%, 9/01/11                                         101,020
    360,000      5.750%, 9/01/15                                         363,740

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    195,000    Wells County, Hospital Authority
                 RB, ETM
                 7.250%, 4/01/09                                         196,106
                                                                    ------------
                                                                       4,907,616
               IOWA - 1.2%
               Coralville COP, Series D
    500,000      5.250%, 6/01/15                                         530,175
    300,000      5.000%, 6/01/12                                         310,215
    200,000      5.000%, 6/01/13                                         207,790
    275,000      5.000%, 6/01/14                                         286,665
     75,000    State Financial Authority RB,
                 Mercy Health System, Series V,
                 FSA, ETM
                 5.250%, 8/15/27                                          76,253
               Xenia Rural Water Distribution
                 RB, CIFG
  1,100,000      4.500%, 12/01/31                                      1,083,753
  1,000,000      4.500%, 12/01/41                                        964,170
                                                                    ------------
                                                                       3,459,021
               KANSAS - 0.4%
    210,000    Shawnee, Multi-Family Housing
                 RB, Thomasbrook Apartments,
                 Series A, AMT, FNMA
                 5.250%, 10/01/14                                        214,284
  1,000,000    University of Kansas Hospital
                 Authority RB, KU Health
                 Systems, Series A, AMBAC,
                 Pre-Refunded @100 (2)
                 5.400%, 9/01/09                                       1,040,480
                                                                    ------------
                                                                       1,254,764
               KENTUCKY - 1.0%
     40,000    Jefferson County, Health Facilities
                 RB, Alliant Health Systems,
                 MBIA, ETM
                 5.125%, 10/01/27                                         40,659
  1,870,000    Marshall County, Public Property
                 Corporation RB, Courthouse
                 Facility Project
                 5.250%, 3/01/23                                       2,007,969




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               KENTUCKY - (CONTINUED)
    645,000       State Area Development Districts
                  Financing GO, Henderson,
                  Series G1
                  5.750%, 12/01/20                                       666,549
     20,000    State Turnpike Authority RB, ETM
                  6.125%, 7/01/07                                         20,202
                                                                    ------------
                                                                       2,735,379
               LOUISIANA - 2.2%
    275,000    Calcasieu Parish, Public
                  Transportation Authority RB,
                  Single-Family Mortgage,
                  Series A, AMT, GNMA, FNMA
                  5.850%, 10/01/32                                       276,493
  2,320,000    State Multi-Family Housing
                  Finance Agency RB,
                  Section 8-202 Project, Series A
                  4.750%, 12/01/31                                     2,329,999
  2,600,000    State Public Facilities Authority
                  RB, Multi-Family Housing,
                  River View, FHLMC (6)
                  3.630%, 4/01/36                                      2,600,000
  1,000,000    State Public Facilities Authority
                  RB, Pennington Medical
                  Foundation Project
                  4.000%, 7/01/11                                        995,170
                                                                    ------------
                                                                       6,201,662
               MASSACHUSETTS - 3.1%
    260,000    State Development Finance
                  Agency RB, Curry College,
                  Series A, ACA
                  3.875%, 3/01/15                                        251,493
    545,000    State Development Finance
                  Agency RB, Seven Hills
                  Foundation & Affiliates,
                  RADIAN
                  4.500%, 9/01/16                                        556,543
  5,250,000    State GO, Consolidated
                  Loan, Series A,
                  Pre-Refunded @ 100 (2)
                  5.125%, 1/01/13                                      5,603,850

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    515,000    State Health & Educational
                  Facilities Authority RB, Cape
                  Cod Healthcare, Series C,
                  RADIAN
                  5.250%, 11/15/17                                       541,806
    885,000    State Health & Educational
                  Facilities Authority RB, Mass
                  General Hospital, Series F,
                  AMBAC
                  6.250%, 7/01/12                                        938,985
    932,000    State Health & Educational
                  Facilities Authority RB, Nichols
                  College Issue, Series C
                  6.000%, 10/01/17                                       984,453
                                                                    ------------
                                                                       8,877,130
               MICHIGAN - 0.5%
  1,010,000    Kalamazoo, Hospital Finance
                  Authority RB, Borgess Medical
                  Center, Series A, AMBAC,
                  ETM
                  5.625%, 6/01/14                                      1,031,634
     10,000    State Hospital Finance Authority
                  RB, Charity Obligatory Group,
                  Series A, ETM
                  5.000%, 11/01/19                                        10,338
     60,000    State Hospital Finance Authority
                  RB, Daughters of Charity
                  Hospital, ETM
                  5.250%, 11/01/10                                        60,370
     10,000    State Hospital Finance Authority
                  RB, Mercy Health Services,
                  MBIA, ETM
                  5.750%, 8/15/26                                         10,199
     45,000    State Hospital Finance Authority
                  RB, Mercy Health Services,
                  Series Q, AMBAC, ETM
                  5.375%, 8/15/26                                         45,501
     70,000    State Hospital Finance Authority
                  RB, Saint John Hospital,
                  AMBAC, ETM
                  5.250%, 5/15/26                                         71,128




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               MICHIGAN - (CONTINUED)
               State Hospital Finance Authority
                  RB, Saint John Hospital,
                  Series A, AMBAC, ETM
    240,000       6.000%, 5/15/13                                        248,739
     25,000       5.750%, 5/15/16                                         25,402
                                                                    ------------
                                                                       1,503,311
               MINNESOTA - 1.0%
  1,140,000    Burnsville, Hospital System RB,
                  Fairview Community Hospitals,
                  ETM (5)
                  5.780%, 5/01/12                                        815,271
     30,000    Coon Rapids, Hospital RB, Health
                  Central, ETM
                  7.625%, 8/01/08                                         30,912
  2,000,000    Minneapolis Saint Paul, Housing
                  Financial Board RB, Single-
                  Family Mortgage, Mortgage-
                  Backed City Living, Series A-5,
                  GNMA, FNMA, FHLMC
                  5.450%, 4/01/27                                      2,114,260
                                                                    ------------
                                                                       2,960,443
               MISSISSIPPI - 0.8%
    310,000    Horn Lake SA, Desoto Commons,
                  AMBAC
                  5.000%, 4/15/17                                        329,372
               Meridian, Housing Authority RB,
                  Series A, AMT (1)
  1,200,000       5.000%, 9/01/15                                      1,212,132
    655,000       5.000%, 9/01/25                                        673,477
                                                                    ------------
                                                                       2,214,981
               MISSOURI - 2.7%
    750,000    Boone County, Industrial
                  Development Authority RB,
                  Otscon Project, AMT,
                  Mandatory Put, (LOC: Boone
                  County National Bank) (6)(7)
                  4.750%, 5/01/12                                        753,765
    945,000    Brentwood, Tax Increment TA,
                  Brentwood Pointe Project
                  4.500%, 5/01/23                                        950,623

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    820,000    Brentwood, Tax Increment TA,
                  Brentwood Square Project
                  4.500%, 5/01/22                                        813,276
  1,610,000    Hannibal, Industrial Development
                  Authority Tax, Stardust-Munger
                  Project
                  4.700%, 4/15/23                                      1,604,461
               Ozark Centre, Transportation
                  Development District RB
    175,000       5.375%, 9/01/32                                        175,702
    200,000       4.875%, 9/01/24                                        201,908
               State Development Finance Board
                  Infrastructure Facilities RB,
                  Branson Landing Project,
                  Series A
    180,000       4.250%, 6/01/13                                        179,516
    100,000       4.125%, 6/01/12                                         99,371
    125,000    State Development Finance Board
                  Infrastructure Facilities RB,
                  Branson, Series A
                  5.375%, 12/01/22                                       130,679
    500,000    State Development Finance Board
                  Infrastructure Facilities TA,
                  Triumph Foods Project,
                  Series A
                  5.250%, 3/01/25                                        518,920
    430,000    State Development Finance Board
                  Infrastructure Facilities RB,
                  Drumm Farm Project
                  4.625%, 3/01/20                                        434,902
  1,640,000    State Health & Educational
                  Facilities Authority RB, Park
                  Lane Medical Center, Series A,
                  MBIA, ETM
                  5.600%, 1/01/15                                      1,732,693
    220,000    State Housing Development
                  Community RB, Single-Family
                  Homeown Loan Program,
                  Series A-1, GNMA
                  5.000%, 3/01/17                                        221,696
                                                                    ------------
                                                                       7,817,512




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               MONTANA - 1.3%
  3,315,000    Forsyth, Pollution Control RB,
                  Northwestern Colstrip,
                  AMBAC
                  4.650%, 8/01/23                                      3,402,118
    165,000    State Board Investment RB, Payroll
                  Tax Workers Compensation
                  Project, MBIA, ETM
                  6.875%, 6/01/11                                        172,562
                                                                    ------------
                                                                       3,574,680
               NEBRASKA - 0.5%
     90,000    Nebhelp RB, Jr-Sub-Series A-6,
                  AMT, MBIA
                  6.400%, 6/01/13                                         93,845
     10,000    Scotts Bluff County, Hospital
                  Authority No. 1 RB, Regional
                  West Medical Center
                  6.375%, 12/15/08                                        10,014
               State Educational Finance
                  Authority RB, Dana College,
                  Series A
    200,000       4.500%, 3/15/13                                        198,094
    195,000       4.500%, 3/15/14                                        192,073
    180,000       4.350%, 3/15/12                                        177,716
               State Educational Finance
                  Authority RB, Dana College,
                  Series D
    170,000       5.400%, 3/15/25                                        174,258
    240,000       5.200%, 3/15/20                                        244,111
     50,000       4.950%, 3/15/16                                         50,389
     50,000       4.850%, 3/15/15                                         50,226
     45,000       4.700%, 3/15/13                                         45,031
     50,000       4.700%, 3/15/14                                         49,830
     45,000       4.550%, 3/15/12                                         44,817
     40,000       4.450%, 3/15/11                                         39,701
                                                                    ------------
                                                                       1,370,105
               NEVADA - 0.5%
  1,440,000    Rural Housing Authority RB,
                  Single-Family Housing,
                  Series A, GNMA, FNMA (6)
                  4.500%, 8/01/38                                      1,480,594
                                                                    ------------

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               NEW HAMPSHIRE - 0.1%
    185,000    State Health & Educational
                  Facilities Authority RB, Speare
                  Memorial Hospital
                  5.000%, 7/01/12                                        186,038
                                                                    ------------
               NEW JERSEY - 3.0%
    150,000    Burlington County, Bridge
                  Commission RB, County
                  Guaranteed Governmental
                  Leasing Program
                  5.250%, 8/15/15                                        160,029
  3,500,000    Cliffside Park GO, BAN (8)
                  5.190%, 2/14/07                                      3,499,510
  1,000,000    Haddon Township GO, BAN,
                  Series A (8)
                  5.800%, 5/16/07                                        999,610
               Health Care Facilities RB,
                  Allegany Health, Our Lady of
                  Lourdes, MBIA, ETM
     30,000       5.200%, 7/01/18                                         31,164
     50,000       5.125%, 7/01/13                                         51,121
    110,000    Health Care Facilities RB,
                  Community Memorial Hospital
                  Toms River, ETM
                  6.750%, 7/01/09                                        113,933
     50,000    Health Care Facilities RB, Mercer
                  Medical Center, ETM
                  7.000%, 7/01/08                                         51,220
               Lake Como Boro GO
     20,000       4.400%, 7/15/07                                         20,036
     20,000       4.400%, 7/15/08                                         20,103
     38,000       4.400%, 7/15/09                                         38,254
     40,000       4.400%, 7/15/10                                         40,331
     40,000       4.400%, 7/15/11                                         40,394
     40,000       4.400%, 7/15/12                                         40,396
     40,000       4.400%, 7/15/13                                         40,402
     40,000       4.400%, 7/15/14                                         40,402
     40,000       4.400%, 7/15/15                                         40,351
     40,000       4.400%, 7/15/16                                         40,273





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               NEW JERSEY - (CONTINUED)
  1,065,000    State Economic Development
                  Authority RB, Wanaque
                  Convalescent Center Project,
                  Series A, (LOC: Sovereign
                  Bank)
                  3.750%, 2/15/12                                      1,052,987
  1,500,000    Union County, Industrial Pollution
                  Control RB, American
                  Cyanamid (GA: Wyeth)
                  5.800%, 9/01/09                                      1,540,365
               Woodlynne GO
     40,000       4.625%, 8/01/07                                         40,150
     40,000       4.625%, 8/01/08                                         40,418
     50,000       4.625%, 8/01/09                                         50,761
     50,000       4.625%, 8/01/10                                         50,995
     50,000       4.625%, 8/01/11                                         51,160
     60,000       4.625%, 8/01/12                                         61,549
     60,000       4.625%, 8/01/13                                         61,712
     60,000       4.625%, 8/01/14                                         61,463
     70,000       4.625%, 8/01/15                                         71,726
     70,000       4.625%, 8/01/16                                         71,693
     70,000       4.625%, 8/01/17                                         71,538
     72,000       4.625%, 8/01/18                                         73,580
                                                                    ------------
                                                                       8,567,626
               NEW MEXICO - 0.0%
     50,000    State Mortgage Finance Authority
                  RB, Single-Family Mortgage,
                  Series B-2, AMT, GNMA,
                  FNMA, FHLMC
                  5.550%, 1/01/30                                         51,070
     60,000    State Severance Tax RB,
                  Pre-Refunded @ 100 (2)
                  5.000%, 7/01/07                                         60,331
                                                                    ------------
                                                                         111,401

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               NEW YORK - 7.9%
               Amherst, Industrial Development
                  Agency RB, Civic Facilities,
                  Daemen College Project, Series
                  A, Pre-Refunded @ 102 (2)
  3,600,000       6.125%, 10/01/11                                     3,986,424
  2,880,000       6.000%, 10/01/11                                     3,174,595
               Freeport GO
    100,000       4.500%, 8/01/09                                        101,392
    100,000       4.500%, 8/01/10                                        101,775
    100,000       4.500%, 8/01/11                                        102,165
    100,000       4.500%, 8/01/12                                        102,248
    125,000       4.500%, 8/01/13                                        128,043
    125,000       4.500%, 8/01/14                                        128,103
    125,000       4.500%, 8/01/15                                        127,729
    125,000       4.500%, 8/01/16                                        127,500
    150,000    Hempstead Town, Industrial
                  Development Agency RB,
                  Adelphi University Civic
                  Facilities
                  5.250%, 2/01/13                                        154,408
    275,000    Metropolitan Transportation
                  Authority RB, Commuter
                  Facilities, Series B, AMBAC,
                  ETM
                  5.125%, 7/01/24                                        281,924
               Metropolitan Transportation
                  Authority RB, Commuter
                  Facilities, Series D, MBIA,
                  ETM
     45,000       5.125%, 7/01/22                                         46,650
    470,000       5.000%, 7/01/12                                        484,358
     25,000       4.900%, 7/01/10                                         25,363
     75,000    Metropolitan Transportation
                  Authority RB, Dedicated Tax
                  Fund, Series A, FGIC, ETM
                  5.250%, 4/01/14                                         77,004
               Metropolitan Transportation
                  Authority RB, Grand Central
                  Terminal - 2, AMT, FSA, ETM
     50,000       5.500%, 7/01/12                                         50,072
     55,000       5.400%, 7/01/11                                         55,072




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               NEW YORK - (CONTINUED)
     15,000    Metropolitan Transportation
                  Authority RB, Series B-2,
                  MBIA, ETM
                  5.000%, 7/01/17                                         15,374
    100,000    Metropolitan Transportation
                  Authority RB, Service Contract,
                  Series Q, AMBAC, ETM
                  5.125%, 7/01/12                                        101,571
    375,000    Metropolitan Transportation
                  Authority RB, Service Contract,
                  Series R, ETM
                  5.500%, 7/01/11                                        387,622
               State Dormitory Authority RB,
                  Non State Supported Debt,
                  Cabrini College Westchester,
                  GNMA
  4,500,000       5.200%, 2/15/41                                      4,861,665
  4,800,000       4.800%, 8/15/25                                      4,924,368
    200,000    State Environmental Facilities RB,
                  Corporate Pollution Control,
                  Water Revolving Fund,
                  Series D, ETM
                  5.000%, 6/15/12                                        207,136
               State Housing Finance Agency RB,
                  Capitol Green Apartments,
                  Series B, FNMA
    500,000       4.375%, 11/15/17                                       502,325
  1,000,000       4.200%, 11/15/14                                       997,380
    205,000    State Urban Development RB,
                  Capital Appreciation (5)
                  5.746%, 1/01/11                                        164,640
     55,000    State Urban Development RB,
                  Capital Appreciation,
                  MBIA (5)
                  5.782%, 1/01/11                                         43,673
     75,000    State Urban Development RB,
                  Capital Appreciation, Series O,
                  FSA (5)
                  5.830%, 1/01/11                                         59,555

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
    345,000    Triborough Bridge & Tunnel
                  Authority RB, General Purpose,
                  Series A, ETM
                  5.000%, 1/01/24                                        345,331
    500,000    Triborough Bridge & Tunnel
                  Authority RB, General Purpose,
                  Series A, MBIA, ETM
                  5.000%, 1/01/24                                        502,865
     50,000    Triborough Bridge & Tunnel
                  Authority RB, General Purpose,
                  Series B, ETM
                  5.100%, 1/01/10                                         51,053
                                                                    ------------
                                                                      22,419,383
               NORTH CAROLINA - 0.2%
    295,000    Mecklenburg County, Multi-
                  Family Housing RB, Little
                  Rock Apartments, AMT,
                  FNMA
                  3.500%, 1/01/12                                        290,495
    235,000    State Medical Care Community
                  Hospital RB, Saint Joseph
                  Hospital Project, AMBAC,
                  ETM
                  5.100%, 10/01/14                                       235,252
                                                                    ------------
                                                                         525,747
               NORTH DAKOTA - 0.2%
               State Housing Finance Agency RB,
                  Housing Finance Program
                  Home Mortgage, Series B,
                  AMT, SPA-FHLB
    250,000       4.125%, 7/01/11                                        246,932
    210,000       4.000%, 7/01/10                                        206,970
                                                                    ------------
                                                                         453,902
               OHIO - 2.2%
               Columbus, Sewer Improvement
                  Bonds GO, ETM
    170,000       6.750%, 9/15/07                                        170,976
    150,000       6.000%, 9/15/11                                        150,584
    270,000    Germantown, Public Infrastructure
                  GO, Hickory Point
                  4.600%, 12/01/15                                       267,686




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               OHIO - (CONTINUED)
     50,000    State Building Authority RB, State
                  Facilities, Administration
                  Building Fund Projects, Series
                  A, Pre-Refunded @ 101 (2)
                  5.250%, 10/01/08                                        51,734
  2,410,000    State Economic Development RB,
                  Heath Grains Bakery (8) (10)
                  5.840%, 12/01/25                                     2,359,028
  1,080,000    State Housing Finance Agency
                  Mortgage RB, Residential
                  Mortgage-Backed Securities,
                  AMT, GNMA, FNMA
                  4.625%, 9/01/16                                      1,103,684
  2,000,000    Summit County, Port Authority
                  Board RB, Cavaliers Practice,
                  Series D (8)
                  6.250%, 5/15/26                                      1,930,400
    100,000    Wood County, Industrial
                  Development RB, Schutz
                  Container Systems Project,
                  Series B, (LOC: Bayerische
                  Hypo-und Vereinsbank) (6)
                  7.125%, 6/01/13                                        103,987
                                                                    ------------
                                                                       6,138,079
               OKLAHOMA - 2.1%
    555,000    State Home Finance Authority RB,
                  Single-Family Mortgage,
                  Series B, AMT, GNMA,
                  FNMA, FHLMC
                  4.250%, 9/01/25                                        555,094
    195,000    Tulsa County, Home Finance
                  Authority RB, Single-Family
                  Mortgage, FGIC, ETM
                  6.900%, 8/01/10                                        205,407
  2,500,000    Tulsa, Industrial Authority TA,
                  Series A (8)
                  7.350%, 1/01/17                                      2,545,400

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
  2,500,000    Tulsa, Industrial Authority TA,
                  Series B (8)
                  7.300%, 7/01/16                                      2,523,875
                                                                    ------------
                                                                       5,829,776
               OREGON - 0.4%
    780,000    Portland, Housing Authority RB,
                  New Columbia Development,
                  Capital Funding Program, AMT
                  4.300%, 10/01/15                                       767,988
    475,000    State Facilities Authority RB,
                  College Inn Student Housing,
                  Series B
                  6.250%, 7/01/11                                        478,786
                                                                    ------------
                                                                       1,246,774
               PENNSYLVANIA - 7.5%
               Abington Township, Municipal
                  Authority RB, Marywood
                  University Project, RADIAN
    705,000       4.450%, 6/01/20                                        697,414
    730,000       4.450%, 6/01/21                                        718,561
    675,000       4.400%, 6/01/19                                        667,622
    650,000       4.250%, 6/01/18                                        638,833
    195,000    Allegheny County, Hospital
                  Development Authority RB,
                  Childrens Hospital of
                  Pittsburgh, MBIA, ETM
                  5.300%, 7/01/26                                        211,869
    725,000    Allegheny County, Hospital
                  Development Authority RB,
                  Jefferson Regional Medical
                  Center, Series B
                  5.000%, 5/01/18                                        743,299
     60,000    Allegheny County, Hospital
                  Development Authority RB,
                  Pittsburgh Mercy Health
                  Systems, AMBAC, ETM
                  5.625%, 8/15/26                                         61,189
     10,000    Berks County GO, Second Series,
                  MBIA
                  3.300%, 11/15/09                                         9,858
    400,000    Chester, Upland School
                  District GO
                  4.200%, 5/15/13                                        399,980



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               PENNSYLVANIA - (CONTINUED)
    970,000    Chester, Upland School District
                  GO, XLCA
                  4.850%, 9/15/16                                      1,030,024
    100,000    Dauphin County, General
                  Authority RB, AMBAC,
                  Mandatory Put (7)
                  4.550%, 6/01/08                                        100,952
     80,000    Dauphin County, General
                  Authority RB, Hapsco-Western
                  Pennsylvania Hospital Project,
                  Series A-1, MBIA, ETM
                  5.500%, 7/01/13                                         84,512
     75,000    Erie, Higher Education Building
                  Authority RB, Gannon
                  University Project, AMBAC,
                  ETM
                  7.375%, 6/01/08                                         76,993
  1,525,000    Harrisburg, Parking Authority RB,
                  Series R, XLCA
                  4.250%, 5/15/21                                      1,523,292
     40,000    Hempfield, School District GO,
                  ETM
                  7.200%, 10/15/09                                        42,044
  4,750,000    Lampeter Strasburg School District
                  GO, FSA (6)
                  3.610%, 2/15/22                                      4,750,000
    845,000    Lancaster County, School District
                  GO, FSA
                  4.250%, 6/01/25                                        828,075
    185,000    Lancaster County, School District
                  GO, Series A, FSA
                  4.000%, 6/01/20                                        180,321
  1,500,000    Philadelphia, Authority for
                  Industrial Development RB,
                  Commercial Development, Red
                  Lion, AMT, Mandatory Put,
                  (LOC: PNC Bank, N.A.) (7) (8)
                  4.500%, 12/01/16                                     1,485,165

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
  1,075,000    Philadelphia, Multi-Family
                  Housing Redevelopment
                  Authority RB, Pavilion
                  Apartments Project, Series A,
                  AMT, HUD Section 236
                  4.250%, 10/01/16                                     1,051,984
    500,000    Philadelphia, School District GO,
                  Series D, FSA
                  5.000%, 6/01/15                                        535,915
     40,000    Pittsburgh GO, Series C, ETM
                  7.000%, 3/01/07                                         40,106
  4,785,000    Scranton, Redevelopment
                  Authority RB, RADIAN (8)
                  6.100%, 11/01/24                                     4,668,103
    755,000    State Higher Educational Facilities
                  Authority RB, Allegheny
                  Delaware Valley Obligation,
                  Series A, MBIA
                  5.700%, 11/15/11                                       809,503
     30,000    State Higher Educational Facilities
                  Authority RB, Tenth Series,
                  ETM
                  6.900%, 7/01/07                                         30,397
                                                                    ------------
                                                                      21,386,011
               RHODE ISLAND - 0.5%
     55,000    State Depositors Economic
                  Protection RB, Series B, MBIA,
                  ETM
                  6.000%, 8/01/17                                         60,080
    270,000    State Health & Educational
                  Building Authority RB, Capital
                  Appreciation, BIG (5)
                  6.168%, 11/01/12                                       191,465
               Woonsocket, Housing Authority
                  RB, Capital Funds Housing
                  Project
    385,000       4.500%, 9/01/10                                        393,239
    400,000       4.500%, 9/01/11                                        410,480
    420,000       4.500%, 9/01/12                                        432,457
                                                                    ------------
                                                                       1,487,721




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               SOUTH CAROLINA - 0.7%
    305,000    Greenville County, Airport RB,
                  Donaldson Industrial Air Park
                  Project, AMT
                  6.125%, 10/01/17                                       325,533
    600,000    State Housing Finance &
                  Development Authority RB,
                  Multi-Family Housing,
                  Spartanburg Project, Series A,
                  FHLMC (6)
                  3.630%, 8/01/31                                        600,000
  1,000,000    State Housing Finance &
                  Development Authority RB,
                  Rental Housing Greenville,
                  Series A, FHLMC (6)
                  3.630%, 8/01/31                                      1,000,000
                                                                    ------------
                                                                       1,925,533
               TENNESSEE - 2.0%
  1,840,000    Chattanooga, Health, Educational
                  & Housing Facilities RB,
                  Windrige Apartments,
                  Series A (6)
                  3.500%, 5/15/33                                      1,840,000
    230,000    Nashville & Davidson Counties,
                  Metropolitan Government Cab
                  Converter RB, FGIC
                  7.700%, 1/01/12                                        257,517
    500,000    Nashville & Davidson Counties,
                  Metropolitan Government
                  Health & Educational Facilities
                  Board RB, RADIAN
                  5.100%, 8/01/16                                        506,620
  1,500,000    Nashville & Davidson Counties,
                  Multi-Family Housing RB,
                  River Retreat, Series A, FMNA
                  4.750%, 11/01/26                                     1,502,025
    175,000    State GO, Series B, ETM,
                  Pre-Refunded @101 (2)
                  5.500%, 5/01/07                                        178,395

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               State School Board Authority RB,
                  Series B (9)
     40,000       5.250%, 5/01/10                                         40,645
  1,275,000       5.000%, 5/01/09                                      1,295,324
     85,000    Wilson County, Health &
                  Educational Facilities Board
                  RB, University Medical Center,
                  ETM
                  8.375%, 8/01/08                                         88,044
                                                                    ------------
                                                                       5,708,570
               TEXAS - 6.1%
  2,020,000    Allen, Independent School District
                  GO, Capital Appreciation, PSF,
                  Pre-Refunded @ 40.017 (2)(5)
                  5.977%, 2/15/10                                        719,888
  2,025,000    Allen, Independent School District
                  GO, Capital Appreciation, PSF,
                  Pre-Refunded @ 42.722 (2)(5)
                  5.938%, 2/15/10                                        770,452
    145,000    Brownsville GO, Capital
                  Appreciation, AMBAC (5)
                  6.437%, 2/15/11                                        111,973
  5,000,000    Central Texas, Single-Family
                  Housing Financial Corporation
                  RB, Mortgage-Backed
                  Securities Program, Series A-1,
                  GNMA, FNMA
                  4.700%, 12/01/39                                     5,127,350
     45,000    Denison, Hospital Authority RB,
                  Texoma Medical Center, ETM
                  7.125%, 7/01/08                                         46,215
               Fort Bend County, Municipal
                  Utility District No. 23 GO,
                  FGIC
     45,000       6.500%, 9/01/08                                         46,820
     65,000       6.500%, 9/01/09                                         69,085
     70,000       6.500%, 9/01/10                                         75,907
     45,000       6.500%, 9/01/11                                         49,707
     95,000       5.000%, 9/01/16                                         99,259





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               TEXAS - (CONTINUED)
    250,000    Greater Greenspoint,
                  Redevelopment Authority RB,
                  Tax Increment Contract,
                  RADIAN
                  5.250%, 9/01/10                                        259,870
     65,000    Harris County, Health Facilities
                  Development RB, St. Lukes
                  Episcopal Hospital Project,
                  ETM
                  6.625%, 2/15/12                                         66,642
    140,000    Houston, Airport System RB, ETM
                  7.600%, 7/01/10                                        150,137
     15,000    Houston, Sewer System RB, FGIC,
                  ETM
                  6.375%, 10/01/08                                        15,387
  1,670,000    Multi-Family Housing RB
                  Passthrough, Skyway
                  Villas, Series 7, AMT,
                  Mandatory Put (7)
                  5.950%, 11/01/34                                     1,761,817
               Retama, Development Corporate
                  Special Facilities RB, Retama
                  Racetrack, ETM (8)
  2,000,000       10.000%, 12/15/17                                    2,786,280
    500,000       8.750%, 12/15/11                                       577,025
     50,000    Sendero, Public Facilities RB,
                  Crown Meadows Project,
                  Series A, FHLMC
                  4.250%, 6/01/13                                         50,144
  1,500,000    South Lake GO, AMBAC,
                  Pre-Refunded @ 26.765 (2)(5)
                  6.273%, 2/15/09                                        371,670
  3,145,000    South Lake GO, AMBAC,
                  Pre-Refunded @ 32.616 (2)(5)
                  6.210%, 2/15/09                                        949,601
  3,200,000    Tarrant County, Housing Finance
                  RB, Series C10 (1)(6)
                  3.600%, 12/15/25                                     3,200,000

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
     25,000    Travis County, Health Facility
                  Development RB, Daughters of
                  Charity, MBIA, ETM
                  5.000%, 11/01/20                                        25,146
                                                                    ------------
                                                                      17,330,375
               UTAH - 0.4%
     30,000    Intermountain Power Agency RB,
                  Series A, ETM
                  5.000%, 7/01/21                                         30,030
  1,000,000    State Housing Corporation, Single-
                  Family Mortgage RB, Series G,
                  Class III, AMT
                  4.700%, 7/01/28                                      1,000,620
                                                                    ------------
                                                                       1,030,650
               VIRGINIA - 3.8%
    725,000    Norfolk, Packaging Systems RB,
                  Series A, MBIA
                  4.000%, 2/01/19                                        711,377
 26,500,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B,
                  Pre-Refunded @ 40.387 (2)(5)
                  4.060%, 8/15/08                                     10,101,800
                                                                    ------------
                                                                      10,813,177
               WASHINGTON - 0.2%
    424,273    Nooksack, Indian Tribe RB
                  5.500%, 2/23/11                                        419,406
                                                                    ------------
               WEST VIRGINIA - 0.7%
    745,000    State Economic Development
                  Authority, Industrial
                  Development RB, Central
                  Supply Project, AMT,
                  (LOC: BB&T)
                  5.500%, 5/15/10                                        751,169
  2,000,000    State Jobs Investment Trust Board
                  RB, Promissory Notes,
                  Series D (5) (8)
                  6.292%, 7/31/13                                      1,333,260
                                                                    ------------
                                                                       2,084,429




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                             VALUE $
  --------                                                             -------
               MUNICIPAL BONDS - (CONTINUED)
               WISCONSIN - 0.8%
    800,000    Kronenwetter, Anticipation Notes
                  4.750%, 3/01/11                                        806,280
  1,365,000    Oshkosh, Industrial Development
                  Authority RB, Don Evans
                  Project, AMT, Mandatory Put,
                  (LOC: Marshall & Ilslay) (7)
                  5.500%, 12/01/11                                     1,384,642
     50,000    State Health & Educational
                  Facilities RB, ACA,
                  Pre-Refunded @100 (2)
                  6.000%, 5/15/08                                         51,419
     10,000    State Transportation RB, Series A
                  5.500%, 7/01/11                                         10,672
     60,000    Winnebago County, Promissory
                  Notes GO
                  4.375%, 4/01/12                                         60,919
                                                                    ------------
                                                                       2,313,932
                                                                    ------------
               TOTAL MUNICIPAL BONDS
                 (Cost $251,402,570)                                 252,117,087
                                                                    ------------
               CORPORATE OBLIGATIONS - 1.5%
    881,000    BFL Funding VI (10)
                  5.000%, 4/01/08                                        871,221
    541,535    IIS/Syska Holdings Energy (10)
                  3.900%, 8/15/08                                        517,176
    250,000    Kidspeace National Centers of
                  Georgia, USDA (1)(3)(4)(6)
                  6.300%, 12/01/28                                       250,470
    805,614    Landmark Leasing (10)
                  6.200%, 10/01/22                                       776,040
  1,987,249    Niagara Elmwood (1)(8)
                  6.120%, 12/15/11                                     1,967,647
                                                                    ------------
               TOTAL CORPORATE
                 OBLIGATIONS
                 (Cost $4,464,076)                                     4,382,554
                                                                    ------------

  SHARES                                                               VALUE $
  ------                                                               -------
               SHORT-TERM INVESTMENT - 6.8%
 19,370,976    BlackRock Institutional Muni Fund
                  Portfolio, 3.43% (11)                               19,370,976
                                                                    ------------
               TOTAL SHORT-TERM
                INVESTMENT
                (Cost $19,370,977)                                    19,370,976
                                                                    ------------
               TOTAL INVESTMENTS - 96.8%
                (Cost $275,237,623)*                                 275,870,617
                                                                    ------------
               OTHER ASSETS LESS
                LIABILITIES - 3.2%                                     9,095,709
                                                                    ------------
               NET ASSETS - 100.0%                                  $284,966,326
                                                                    ============

*At January 31, 2007, the tax basis cost of the Fund's investments was $275,237,623, and the unrealized appreciation and depreciation of investments owned by the Fund were $2,224,421 and $(1,591,427), respectively.
(1) Private Placement Security.
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Security considered illiquid. On January 31, 2007 the value of these securities amounted to $1,327,460 representing 0.5% of the net assets of the Fund.
(4) Security considered restricted. (See table on the following page).
(5) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(6) Variable Rate Security -- Rate disclosed is as of January 31, 2007.
(7) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(8) Security is taxable.
(9) Economically Defeased Security.
(10) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of these securities amounted to $4,523,465, representing 1.6% of the net assets of the Fund.
(11) Rate shown is the 7-day effective yield as of January 31, 2007.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
CIFG -- Cornell/Intel Faculty Group
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLB -- Federal Home Loan Bank



--------------------------------------------------------------------------------

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SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
ADFA -- ADFA Guaranty
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
PSF -- PSF Guaranty
SPA -- SPA Guaranty
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


As of January 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2007 were as follows:

                                                                                                           % OF NET
                                   PRINCIPAL AMOUNT    ACQUISITION DATE       COST        MARKET VALUE      ASSETS
                                   ----------------    ----------------       ----        ------------      ------
Crenshaw County, Industrial
 Development Board RB
 5.600%, 3/01/08                       $250,000            2/26/04          $255,525        $251,865           0.1%
Denver City & County Multi-
 Family Housing RB
 3.580%, 4/15/14                        700,000            4/17/06           700,000         700,000           0.2
Jacksonville, Health
 Facilities RB
 5.000%, 11/15/15                       125,000            8/25/05           129,627         125,125           0.1
Kidspeace National Centers
 of Georgia, USDA
 6.300%, 12/01/28                       250,000            1/05/04           250,000         250,470           0.1





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--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - 88.3%
               ARIZONA - 1.7%
     50,000    Maricopa County, Hospital RB,
                  Intermediate Community-Sun
                  City, ETM
                  8.625%, 1/01/10                                         53,946
     59,000    Maricopa County, Hospital RB, St.
                  Lukes Hospital Medical Center
                  Project, ETM
                  8.750%, 2/01/10                                         62,841
    205,000    Pinal County, Industrial
                  Development Authority,
                  Correctional Facilities RB,
                  Florence West Prison, Series A,
                  ACA
                  3.875%, 10/01/09                                       202,466
  3,200,000    Tucson, Industrial Development
                  Authority RB, Family Housing
                  Residential Project, Series A,
                  FNMA (1)
                  3.630%, 1/15/32                                      3,200,000
                                                                    ------------
                                                                       3,519,253
               ARKANSAS - 3.0%
  1,370,000    Fayetteville, Sales & Use Tax RB,
                  Series A, FSA
                  4.000%, 11/01/21                                     1,365,712
    105,000    Fayetteville, Sales & Use Tax SA
                  2.750%, 12/01/09                                       103,896
    760,000    Little Rock, Library Construction
                  Improvement GO, Series A
                  4.350%, 3/01/24                                        756,618
  1,385,000    Marion, Sales & Use Tax RB,
                  Capital Improvement
                  4.850%, 9/01/32                                      1,399,515
    155,000    Maumelle, Capital Improvement
                  GO, Series A
                  3.750%, 3/01/20                                        149,544
    185,000    Maumelle, Capital Improvement
                  GO, Series B, MBIA
                  3.600%, 9/01/20                                        181,879
    145,000    Rogers, Sales & Use Tax RB,
                  Series A, FGIC
                  4.125%, 9/01/23                                        144,229

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
  2,035,000    Springdale, Sales & Use Tax RB,
                  MBIA
                  4.000%, 7/01/16                                      2,049,815
                                                                    ------------
                                                                       6,151,208
               CALIFORNIA - 3.6%
  2,200,000    California Health Facilities
                  Funding Authority RB,
                  California-Nevada-Methodist
                  Project
                  4.250%, 7/01/11                                      2,208,954
    100,000    California Water Residential
                  Development GO, Series M
                  4.875%, 10/01/07                                       100,096
  4,540,000    Manteca, Financing Authority
                  Sewer RB, Series B, MBIA
                  5.000%, 12/01/33                                     4,540,045
    380,000    Placer County, Water Agency RB,
                  Middle Fork Project
                  3.750%, 7/01/12                                        378,001
     55,000    Sacramento County, Sanitation
                  District RB, ETM
                  5.000%, 12/01/08                                        55,288
                                                                    ------------
                                                                       7,282,384
               COLORADO - 9.9%
  7,565,000    Adonea, Metropolitan District
                  No. 2 RB, Series B, (LOC:
                  Compass Bank)
                  4.375%, 12/01/15                                     7,643,071
  4,200,000    Arapahoe County, Multi-Family
                  Housing Authority RB,
                  Stratford Station Project,
                  FNMA (1)
                  3.530%, 11/01/17                                     4,200,000
  2,855,000    Beacon Point, Metropolitan District
                  RB, Series B, (LOC: Compass
                  Bank)
                  4.375%, 12/01/15                                     2,883,265
     35,000    Denver City & County Multi-
                  Family Housing RB, Buerger
                  Brothers Project, Series A,
                  AMT, FHA
                  5.100%, 11/01/07                                        35,149


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               COLORADO - (CONTINUED)
  3,000,000    Denver City & County Multi-
                 Family Housing RB,
                 Cottonwood Creek, Series A (1)(2)(3)(4)
                 3.580%, 4/15/14                                       3,000,000
    120,000    El Paso County, Academy Water &
                 Sanitation District GO
                 3.650%, 11/15/07                                        119,377
  1,615,000    High Plains, Metropolitan District
                 RB, (LOC: Compass Bank)
                 4.375%, 12/01/15                                      1,640,016
    205,000    State Housing & Finance Authority
                 RB, Single-Family Program
                 Series C-2, AMT
                 8.400%, 10/01/21                                        216,408
    310,000    State Housing & Finance Authority
                 RB, Single-Family Project,
                 Series D2, AMT
                 6.350%, 11/01/29                                        313,159
                                                                    ------------
                                                                      20,050,445
               DELAWARE - 0.9%
  1,160,000    State Economic Development
                 Authority RB, Water
                 Development, Wilmington
                 Suburban, Series B
                 6.450%, 12/01/07                                      1,184,429
    455,000    State Health Facilities Authority
                 RB, Beebe Medical Center
                 Project, Series A
                 5.000%, 6/01/07                                         456,479
    115,000    State Housing Authority RB,
                 Single-Family Mortgage,
                 Series A-1, AMT, MBIA
                 5.300%, 7/01/11                                         116,017
                                                                    ------------
                                                                       1,756,925
               DISTRICT OF COLUMBIA - 0.1%
    255,000    Housing Finance Agency RB, 1330
                 7th Street Apartments, Series A,
                 AMT, FHA
                 3.000%, 12/01/09                                        249,173
                                                                    ------------

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               FLORIDA - 0.1%
     10,000    Dunedin, Health Facilities
                 Authority RB, Mease Hospital,
                 ETM
                 7.600%, 10/01/08                                         10,357
     20,000      Florida State GO, ETM
                 5.900%, 7/01/08                                          20,314
     10,000    Jacksonville, Electric Authority
                 RB, Third Installment, ETM
                 6.800%, 7/01/12                                          10,833
    170,000    State Board of Education Capital
                 Outlay GO
                 8.400%, 6/01/07                                         172,594
                                                                    ------------
                                                                         214,098
               GEORGIA - 4.3%
  3,800,000    Fulton County, Multi-Family
                 Housing RB, Hampton Hills
                 Apartment Project, FHLMC
                 3.630%, 6/01/23                                       3,800,000
    490,000    Hapeville, Development
                 Authority RB,
                 Intergovernmental (2)(3)(4)(5)
                 6.500%, 8/01/09                                         493,357
  1,700,000    Randolph County, Sales Tax GO
                 3.210%, 4/01/12                                       1,658,571
  1,350,000    Roswell, Multi-Family Housing
                 Authority RB, Chambrel
                 Roswell, FNMA (1)
                 3.630%, 11/15/32                                      1,350,000
  1,000,000    Smyrna, Multi-Family Housing
                 Authority RB, Hills of Post
                 Village Project, FNMA (1)
                 3.500%, 6/01/25                                       1,000,000
    385,000    State Housing & Finance Authority
                 RB, Single-Family Mortgage
                 Program, Sub-Series D-3
                 4.850%, 6/01/17                                         387,533
                                                                    ------------
                                                                       8,689,461





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               IDAHO - 0.0%
     35,000    State Housing & Finance
                  Association RB, Single-Family
                  Mortgage Program, Sub-Series
                  G-2, AMT
                  5.750%, 1/01/14                                         35,349
     20,000    State Housing & Finance
                  Association RB, Single-Family
                  Mortgage Program, Sub-Series
                  H-2, AMT, FHA
                  5.850%, 1/01/14                                         20,297
                                                                    ------------
                                                                          55,646
               ILLINOIS - 8.7%
  5,000,000    Bolingbrook, Sales Tax RB (8)
                  5.150%, 1/01/26                                      4,916,800
    400,000    Broadview GO
                  4.000%, 12/01/07                                       399,544
    800,000    Cary, Special Tax, Special Service
                  Area No. 1, RADIAN
                  4.400%, 3/01/16                                        804,440
     30,000    Chicago, Single-Family Mortgage
                  RB, Series B, AMT, GNMA,
                  FNMA, FHLMC
                  6.950%, 9/01/28                                         30,745
    765,000    McCook, British Home Project RB,
                  (LOC: LaSalle Bank NA)
                  4.250%, 12/01/14                                       764,977
  4,750,000    Morton Grove, Holocaust Museum
                  & Educational Facility RB
                  (LOC: LaSalle Bank NA) (1)
                  3.630%, 12/01/41                                     4,750,000
    105,000    Pekin, Single-Family Mortgage
                  RB, ETM
                  7.400%, 12/01/08                                       109,858
  4,915,000    Pingree Grove, Special Services
                  Area, Cambridge Lakes Project,
                  Series 05-1
                  5.250%, 3/01/15                                      5,048,295

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
    805,000    State Health Facilities Authority
                  RB, Lutheran General Health
                  Systems, Series C, FSA
                  7.000%, 4/01/08                                        819,635
                                                                    ------------
                                                                      17,644,294
               INDIANA - 1.4%
    120,000    Allen County, Redevelopment
                  District Tax Increment TA,
                  I-469 Bluffton Road Economic
                  Development Project
                  5.800%, 11/15/07                                       120,816
  1,095,000    Carmel, Industrial Redevelopment
                  BAN, District Golf
                  5.250%, 2/01/09                                      1,091,726
    350,000    Hamilton County, Industrial
                  Redevelopment TA, District
                  Tax Increment Revenue
                  3.850%, 1/10/10                                        348,261
    675,000    Hammond, Local Public
                  Improvement RB, Series A,
                  FGIC
                  5.100%, 3/15/07                                        675,715
    100,000    Lawrence, Multi-Family Housing
                  RB, Pinnacle Apartments
                  Project, AMT, FNMA,
                  Mandatory Put (7)
                  5.150%, 1/01/08                                        101,022
    150,000    State Health Facilities Financing
                  Authority, Hospital RB, Sisters
                  of St. Francis Health, Series A,
                  MBIA
                  5.000%, 11/01/09                                       154,193
    285,000    State Housing Finance Authority
                  RB, Single-Family Mortgage,
                  Series A-3, AMT, GNMA,
                  FNMA
                  5.375%, 1/01/23                                        290,640
                                                                    ------------
                                                                       2,782,373
               IOWA - 0.2%
     10,000    Sioux City, Hospital RB, Series O,
                  MBIA, ETM
                  5.250%, 8/15/10                                         10,012



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               IOWA - (CONTINUED)
    350,000    State Financial Authority, Solid
                  Waste Disposal RB, IPSCO
                  Project, AMT, Mandatory
                  Put (7)
                  6.000%, 6/01/07                                        351,453
                                                                    ------------
                                                                         361,465
               KANSAS - 3.3%
  2,500,000    Junction City GO, Temporary
                  Notes, Series E
                  5.000%, 12/01/07                                     2,519,125
  2,030,000    Sedgwick & Shawnee Counties,
                  Single-Family Mortgage RB,
                  Series A, AMT, GNMA,
                  FNMA (8)
                  5.600%, 6/01/27                                      2,100,806
     74,000    Wichita, Hospital RB, ETM
                  6.750%, 10/01/07                                        75,208
  1,025,000    Wyandotte County, Sales Tax RB,
                  1st Lien, Area B, (LOC:
                  Citibank NA)
                  3.750%, 12/01/12                                     1,015,498
  1,000,000    Wyandotte County, Sales Tax RB,
                  1st Lien, Area C, (LOC:
                  Citibank NA)
                  3.850%, 12/01/13                                       993,260
                                                                    ------------
                                                                       6,703,897
               KENTUCKY - 0.7%
  1,260,000    State Area Development Districts
                  Financing GO, Henderson,
                  Series G1
                  5.750%, 12/01/20                                     1,302,097
     55,000    State Turnpike Authority RB,
                  ETM (1)
                  6.625%, 7/01/08                                         56,267
     75,000    State Turnpike Authority Toll Road
                  RB, ETM
                  6.125%, 7/01/08                                         76,308
                                                                    ------------
                                                                       1,434,672

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               LOUISIANA - 1.4%
    165,000    Calcasieu Parish, Public
                  Transportation Authority RB,
                  Single-Family Mortgage,
                  Series A, AMT, GNMA, FNMA
                  5.850%, 10/01/32                                       165,896
     40,000    Jefferson Parish, Hospital Service
                  District No. 1 RB, ETM
                  7.250%, 1/01/09                                         41,673
     60,000    Monroe-West Monroe, Single-
                  Family Mortgage RB, ETM
                  7.200%, 8/01/10                                         63,211
    115,000    Orleans Parish, School Board GO,
                  MBIA, ETM (6)
                  7.018%, 2/01/08                                        106,312
    430,000    State Multi-Family Housing
                  Finance Agency RB, Section 8-
                  202 Project, Series A
                  3.950%, 12/01/09                                       428,022
     30,000    State Public Facilities Authority
                  Hospital RB, Pendleton
                  Memorial Methodist Hospital,
                  ETM
                  5.000%, 6/01/08                                         30,493
  2,000,000    State Public Facilities Authority
                  RB, Multi-Family Housing,
                  River View, FHLMC (1)
                  3.630%, 4/01/36                                      2,000,000
                                                                    ------------
                                                                       2,835,607
               MARYLAND - 1.4%
  2,180,000    Baltimore, Unrefunded Capital
                  Appreciation GO, Series A,
                  FGIC (6)
                  6.046%, 10/15/09                                     1,880,512
  1,000,000    State Health & Higher Education
                  RB, Howard County General
                  Hospital, ETM
                  5.500%, 7/01/13                                      1,022,990
                                                                    ------------
                                                                       2,903,502




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               MASSACHUSETTS - 0.1%
    125,000    State Health & Educational
                  Facilities Authority RB, MBIA
                  5.000%, 7/01/13                                        125,104
                                                                    ------------
               MICHIGAN - 1.7%
    700,000    Detroit/Wayne County, Stadium
                  Authority RB, FGIC
                  5.250%, 2/01/09                                        714,763
    520,000    Grand Valley, State University RB,
                  AMBAC
                  5.150%, 10/01/09                                       525,704
    960,000    Kalamazoo, Hospital Finance
                  Authority RB, Borgess Medical
                  Center, Series A, AMBAC,
                  ETM
                  5.500%, 6/01/08                                        980,535
     35,000    Kalamazoo, Hospital Finance
                  Authority RB, Borgess Medical
                  Center, Series A, FGIC, ETM
                  6.125%, 7/01/07                                         35,068
    360,000    Kalamazoo, Hospital Finance
                  Authority RB, Bronson
                  Methodist, MBIA
                  5.500%, 5/15/08                                        365,281
    800,000    State Hospital Finance Authority
                  RB, Bay Medical Center,
                  Series A, FSA,
                  Pre-Refunded @ 100 (9)
                  5.125%, 7/01/07                                        812,672
                                                                    ------------
                                                                       3,434,023
               MINNESOTA - 0.2%
    310,000    Alexandria, Industrial
                  Development RB, Seluemed
                  Limited LLP Project, AMT,
                  (LOC: First Trust NA)
                  5.300%, 3/01/10                                        310,071
     85,000    Burnsville, Hospital System RB,
                  Fairview Community Hospitals,
                  ETM (6)
                  4.034%, 5/01/12                                         60,788
                                                                    ------------
                                                                         370,859

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MISSISSIPPI - 2.9%
  1,235,000    Mississippi Business Finance RB,
                  TT&W Farm Products Project,
                  AMT, (LOC: National Bank)
                  6.900%, 7/01/10                                      1,237,334
  3,700,000    Mississippi Development RB,
                  Wilkinson County Correctional
                  Facilities, FGIC (1)
                  3.610%, 8/01/16                                      3,700,000
    485,000    Mississippi Home Corporation RB,
                  Single-Family Mortgage,
                  Series A, AMT, FNMA,
                  GNMA, USDA
                  3.150%, 6/01/20                                        482,551
    425,000    Mississippi Hospital Equipment &
                  Facilities Authority RB,
                  Hospital South Central
                  4.000%, 12/01/07                                       424,749
                                                                    ------------
                                                                       5,844,634
               MISSOURI - 2.5%
  1,060,000    Boone County, Industrial
                  Development Authority RB,
                  Otscon Project, AMT,
                  Mandatory Put, (LOC: Boone
                  County National Bank) (1)(7)
                  4.750%, 5/01/12                                      1,065,321
    500,000    Fort Zumwalt, School District GO,
                  Pre-Refunded @ 100 (9)
                  6.500%, 3/01/08                                        515,035
               Pacific, Industrial Development
                  Authority RB, Clayton Project,
                  AMT, (LOC: Commerce Bank NA)
    720,000       6.450%, 5/01/17                                        723,651
    720,000       6.200%, 5/01/12                                        723,175
    100,000    St. Charles County, Industrial
                  Development Authority RB,
                  Garden View Care Center
                  Project, AMT, (LOC: U.S.
                  Bank NA)
                  5.400%, 11/15/16                                       101,105




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               MISSOURI - (CONTINUED)
  2,000,000    State Environmental
                  Implementation & Energy,
                  Pollution Control RB,
                  Association Electric Coop
                  Thomas Hill
                  5.500%, 12/01/11                                     2,022,600
                                                                    ------------
                                                                       5,150,887
               MONTANA - 0.0%
     20,000    State Board Investment RB, Payroll
                  Tax Workers Compensation
                  Project, MBIA, ETM
                  6.875%, 6/01/11                                         20,917
                                                                    ------------
               NEBRASKA - 0.1%
    100,000    Madison County, Hospital
                  Authority RB, Faith Regional
                  Healthcare Services Project,
                  RADIAN
                  4.850%, 7/01/09                                        102,098
                                                                    ------------
               NEVADA - 0.5%
    530,000    Carson City, Hospital RB, Tahoe
                  Hospital Project, Series A,
                  RADIAN
                  2.300%, 9/01/07                                        523,815
    340,000    Henderson, Local Improvement
                  Districts SA, Lake Las Vegas,
                  Sub-Series B-2
                  3.900%, 8/01/07                                        337,990
     35,000    State Municipal Bond GO, Project
                  No. 28-31-C, ETM
                  7.200%, 1/01/09                                         35,581
                                                                    ------------
                                                                         897,386
               NEW JERSEY - 4.7%
  3,895,000    Atlantic City, Municipal Utilities
                  Authority RB, Sub-Water
                  Systems (2)(3)(4)
                  5.000%, 1/01/08                                      3,916,656
  1,040,000    Bloomfield, Parking Authority RB,
                  Project Notes
                  5.875%, 5/17/07                                      1,040,208

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
  3,500,000    Cliffside Park GO, BAN (5)
                  5.190%, 2/14/07                                      3,499,510
  1,000,000    Haddon Township GO, BAN,
                  Series A (5)
                  5.800%, 5/16/07                                        999,610
     15,000    Hudson County GO
                  5.125%, 8/01/08                                         15,169
    125,000    State Health Care Facilities
                  Financing Authority RB,
                  Allegany Health, Our Lady of
                  Lourdes, ETM, MBIA
                  5.000%, 7/01/08                                        125,514
                                                                    ------------
                                                                       9,596,667
               NEW MEXICO - 0.3%
    575,000    State, Mortgage Financial
                  Authority RB, Single-Family
                  Housing, Series A2, Class I,
                  AMT, GNMA, FNMA,
                  FHLMC
                  3.900%, 1/01/19                                        574,896
                                                                    ------------
               NEW YORK - 3.1%
    100,000    Freeport GO
                  4.500%, 8/01/08                                        100,939
  1,000,000    Haverstraw GO, Taxable Urban
                  Renewal Notes (5)
                  5.625%, 5/17/07                                        999,640
    590,000    Highland Hospital RB,
                  Rochester (5)
                  4.950%, 8/01/07                                        588,248
  2,165,000    New York State Housing Finance
                  Agency RB, Multi-Family
                  Housing, Series B, AMT,
                  SONYMA
                  4.750%, 8/15/37                                      2,165,281
    445,000    Saratoga County, Industrial
                  Development Agency RB,
                  Saratoga Hospital Project,
                  Series A
                  5.000%, 12/01/07                                       448,124





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

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               NEW YORK - (CONTINUED)
    715,000    State Dormitory Authority RB,
                  Mental Health Project,
                  Series B, Partially
                  Pre-Refunded @ 102 (9)
                  5.700%, 2/15/07                                        730,387
    525,000    State Urban Development RB,
                  Capital Appreciation, Series O,
                  FSA (6)
                  11.435%, 1/01/11                                       416,882
    895,000    Tobacco Settlement Financing RB,
                  Series C-1
                  5.250%, 6/01/12                                        899,260
                                                                    ------------
                                                                       6,348,761
               NORTH CAROLINA - 0.2%
     25,000    Pasquotank County, Public Schools
                  Project, COP, MBIA
                  5.000%, 6/01/15                                         25,372
     55,000    State Medical Care Community
                  Hospital RB, Memorial Mission
                  Hospital Project, ETM
                  7.625%, 10/01/08                                        57,145
    125,000    State Medical Care Community
                  RB, North Carolina Housing
                  Foundation Project, ACA
                  6.000%, 8/15/10                                        128,324
    125,000    State Medical Care Community
                  RB, Saint Joseph Hospital
                  Project, AMBAC, ETM
                  5.000%, 10/01/08                                       125,124
                                                                    ------------
                                                                         335,965
               NORTH DAKOTA - 0.1%
    275,000    State Housing Finance Agency RB,
                  Home Mortgage Program,
                  Series A, AMT
                  5.200%, 7/01/19                                        278,138
                                                                    ------------
               OHIO - 0.1%
     75,000    Cuyahoga County, Deaconess
                  Hospital Project RB, ETM
                  6.750%, 11/01/09                                        78,003

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
    185,000    Franklin County, First Mortgage
                  RB, OCLC Project, ETM
                  7.500%, 6/01/09                                        190,413
                                                                    ------------
                                                                         268,416
               OKLAHOMA - 2.0%
               Pottawatomie County, Shawnee
                  Public Schools Project RB
    440,000       5.000%, 9/01/07                                        442,926
    835,000       5.000%, 9/01/08                                        848,853
    930,000       5.000%, 9/01/09                                        952,878
    100,000    Tulsa County, Home Financial
                  Authority RB, Single-Family
                  Mortgage, Mortgage-Backed
                  Securities Program, Class B,
                  AMT, GNMA
                  7.100%, 8/01/30                                        101,322
  1,500,000    Tulsa, Industrial Authority TA,
                  Series A (5)
                  7.020%, 1/01/12                                      1,510,785
    175,000    Tulsa, Industrial Authority TA,
                  Series B (5)
                  6.970%, 7/01/11                                        175,934
                                                                    ------------
                                                                       4,032,698
               OREGON - 0.9%
    525,000    State Housing & Community
                  Services Department RB,
                  Single-Family Mortgage
                  Program, Series F, AMT, MBIA
                  5.650%, 7/01/28                                        537,574
  1,320,000    State Housing & Community
                  Services Department RB,
                  Single-Family Mortgage
                  Program, Series J, AMT,
                  FNMA
                  5.750%, 7/01/29                                      1,347,020
                                                                    ------------
                                                                       1,884,594
               PENNSYLVANIA - 3.6%
     10,000    Berks County GO, Second Series,
                  MBIA
                  3.100%, 11/15/08                                         9,871




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               PENNSYLVANIA - (CONTINUED)
  1,000,000    Chester County, Health &
                  Education Facilities Authority
                  RB, Chester County Hospital,
                  MBIA
                  5.625%, 7/01/08                                      1,010,860
    170,000    Lakeland, School District GO,
                  ETM
                  8.875%, 8/15/10                                        186,131
  2,000,000    Philadelphia, Authority for
                  Industrial Development RB,
                  PGH Development Corporation
                  5.500%, 7/01/10                                      2,009,660
     75,000    Philadelphia, Hospitals Authority
                  RB, Thomas Jefferson
                  University Hospital, ETM
                  7.000%, 7/01/08                                         76,900
      5,000    Pittsburgh GO, Series C, ETM
                  7.000%, 3/01/07                                          5,013
  2,600,000    Pittsburgh, Urban Redevelopment
                  Authority RB, Multi-Family
                  Housing, Louis Mason Junior
                  Project, Mandatory Put (7)
                  5.000%, 12/01/07                                     2,601,976
  1,370,000    State Higher Educational Facilities
                  Authority RB, Saint Francis
                  Independent Colleges-
                  Universities
                  5.000%, 11/01/11                                     1,377,124
                                                                    ------------
                                                                       7,277,535
               SOUTH CAROLINA - 0.7%
  1,500,000    State Housing Finance &
                  Development Authority RB,
                  Multi-Family Housing,
                  Spartanburg Project, Series A,
                  FHLMC (1)
                  3.630%, 8/01/31                                      1,500,000
                                                                    ------------
               SOUTH DAKOTA - 0.1%
    250,000    State Lease Revenue Trust COP,
                  Series B, FSA
                  6.500%, 9/01/08                                        255,968
                                                                    ------------

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               TENNESSEE - 0.3%
    320,000    Oak Ridge, Industrial Development
                  Board RB, (LOC: Allied Irish
                  Bank PLC) (1)
                  3.640%, 9/01/32                                        320,000
    245,000    State Housing Development
                  Agency RB, Homeownership
                  Program, Series 1D
                  4.700%, 7/01/15                                        245,159
                                                                    ------------
                                                                         565,159
               TEXAS - 8.4%
    380,000    Brownsville GO, Capital
                  Appreciation, AMBAC (6)
                  12.711%, 2/15/11                                       293,447
     35,000    Dallas County GO, Series B
                  5.300%, 8/15/07                                         35,307
    410,000    Galveston County, Single-Family
                  Housing Mortgage RB,
                  Mortgage-Backed Securities
                  Project, Series A, AMT,
                  GNMA, FNMA
                  6.200%, 12/01/32                                       412,390
  5,900,000    Hunt, Memorial Hospital District,
                  XLCA (1)
                  3.660%, 2/01/26                                      5,900,000
  2,665,000    Pasadena, Independent School
                  District GO, Building, Series B,
                  FSA (1)
                  3.610%, 2/01/35                                      2,665,000
  2,885,000    Retama, Development Special
                  Facilities RB, Retama
                  Racetrack, ETM (5)
                  8.750%, 12/15/10                                     3,243,086
  1,640,000    State Department of Housing &
                  Community Affairs RB, High
                  Point III Project, Series A,
                  FNMA (1)
                  3.530%, 2/01/23                                      1,640,000
  2,630,000    Travis County, Multi-Family
                  Housing Financial Corporation
                  RB, Tanglewood Apartments,
                  FNMA
                  3.500%, 12/15/29                                     2,630,000



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               TEXAS - (CONTINUED)
    260,000    Valley Community Hospital RB,
                  ETM
                  7.500%, 4/01/09                                        270,179
                                                                    ------------
                                                                      17,089,409
               VIRGINIA - 11.9%
    365,000    Louisa, Industrial Development
                  Authority RB, Pollution Control
                  5.250%, 12/01/08                                       368,997
  5,750,000    Newport News, Redevelopment &
                  Housing Authority RB,
                  Springhouse Apartments
                  Project, FHLMC (1)
                  3.630%, 9/01/26                                      5,750,000
    110,000    Petersburg GO, FGIC
                  4.950%, 3/01/07                                        110,103
  2,245,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, 1st Tier, Sub-
                  Series C, ETM (6)
                  4.060%, 8/15/08                                      2,118,966
 11,285,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B, ACA,
                  Pre-Refunded @ 45.5 (6)(9)
                  4.010%, 8/15/08                                      4,844,199
 13,915,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B, ACA,
                  Pre-Refunded @ 48.201 (6)(9)
                  4.010%, 8/15/08                                      6,327,707
    585,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B,
                  ACA-CBI,
                  Pre-Refunded @ 40.387 (6)(9)
                  3.945%, 8/15/08                                        222,897

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
  3,795,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B, ACA-
                  CBI, Pre-Refunded @ 57.582 (6)(9)
                  4.010%, 8/15/08                                      2,061,634
  1,740,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B, Pre-
                  Refunded @ 28.382 (6)(9)
                  4.022%, 8/15/08                                        466,111
    700,000    Pocahontas Parkway Association,
                  Toll Road RB, Capital
                  Appreciation, Series B, Pre-
                  Refunded @ 82.1 (6)(9)
                  3.995%, 8/15/08                                        542,437
  1,500,000    Poplar Hill, Community
                  Development Authority, COP,
                  Series A (5)
                  5.500%, 9/01/34                                      1,453,830
                                                                    ------------
                                                                      24,266,881
               WEST VIRGINIA - 0.0%
     65,000    Cabell, Putnam, & Wayne
                  Counties, Single-Family
                  Residential Mortgage RB,
                  ETM, FGIC
                  7.375%, 4/01/10                                         67,605
                                                                    ------------
               WISCONSIN - 3.2%
    500,000    Antigo, Taxable-Bond Anticipation
                  Notes RB (5)
                  6.375%, 8/01/09                                        506,215
  1,000,000    Fond Du Lac, Water Works RB,
                  BAN
                  4.000%, 3/01/10                                      1,000,210
  1,250,000    Kronenwetter, Anticipation Notes
                  4.750%, 3/01/11                                      1,259,812
    350,000    Oconomowoc, Industrial
                  Development RB, Cl&D
                  Graphics Project, AMT, (LOC:
                  Marshall & Ilslay)
                  5.650%, 9/15/07                                        351,792




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

 PRINCIPAL
  AMOUNT $                                                            VALUE $
  --------                                                            -------
               MUNICIPAL BONDS - (CONTINUED)
               WISCONSIN - (CONTINUED)
    900,000    Oshkosh, Industrial Development
                  Authority RB, Don Evans
                  Project, AMT, Mandatory Put,
                  (LOC: Marshall & Ilslay) (7)
                  5.500%, 12/01/07                                       912,951
  1,500,000    State Health & Educational
                  Facilities RB, Aurora Health
                  Care, MBIA
                  5.000%, 8/15/09                                      1,537,905
  1,000,000    State Housing & Economic
                  Development Authority RB,
                  AMT, Series E
                  5.800%, 9/01/17                                      1,012,660
                                                                    ------------
                                                                       6,581,545
                                                                    ------------
               TOTAL MUNICIPAL BONDS
                 (Cost $179,398,366)                                 179,504,548
                                                                    ------------
               CORPORATE OBLIGATIONS - 1.9%
  1,269,899    IIS/Syska Holdings Energy (10)
                  3.900%, 8/15/08                                      1,212,778
    250,000     Kidspeace National Centers of
                  Georgia, USDA (1)(2)(3)(4)
                  6.300%, 12/01/28                                       250,470
  2,532,749    Niagara Elmwood (2)(5)
                  6.120%, 12/15/11                                     2,507,766
                                                                    ------------
               TOTAL CORPORATE
                 OBLIGATIONS
                 (Cost $4,049,549)                                     3,971,014
                                                                    ------------

  SHARES
  ------
               SHORT-TERM INVESTMENT - 6.2%
 12,526,117    BlackRock Institutional Muni Fund
                  Portfolio, 3.43% (11)                               12,526,117
                                                                    ------------
               TOTAL SHORT-TERM
                 INVESTMENT
                 (Cost $12,526,117)                                   12,526,117
                                                                    ------------

                                                                       VALUE $
                                                                       -------
               TOTAL INVESTMENTS - 96.4%
                 (Cost $195,974,032)*                                196,001,679
                                                                    ------------
               OTHER ASSETS LESS
                 LIABILITIES - 3.6%                                    7,255,667
                                                                    ------------
               NET ASSETS - 100.0%                                  $203,257,346
                                                                    ============

*At January 31, 2007, the tax basis cost of the Fund's investments was $195,974,032, and the unrealized appreciation and depreciation of investments owned by the Fund were $921,212 and $(893,565), respectively.
(1) Variable Rate Security -- Rate disclosed is as of January 31, 2007.
(2) Private Placement Security.
(3) Security considered restricted. (See table on following page).
(4) Security considered illiquid. On January 31, 2007, the value of these securities amounted to $7,660,483, representing 3.8% of the net assets of the Fund.
(5) Security is taxable.
(6) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(7) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(8) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2007.
(9) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(10) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2007, the value of these securities amounted to $1,212,778, representing 0.6% of the net assets of the Fund.
(11) Rate shown is the 7-day effective yield as of January 31, 2007.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLP -- Limited Liability Partnership
LOC -- Letter of Credit
NA -- National Association
PLC -- Public Limited Company



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)



RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
XLCA -- XL Capital Assurance
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
SONYMA -- SONYMA Guaranty
USDA -- USDA Guaranty
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of January 31, 2007, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January 31, 2007 were as follows:

                                                                                                               % OF NET
                                    PRINCIPAL AMOUNT    ACQUISITION DATE         COST        MARKET VALUE       ASSETS
                                    ----------------    ----------------         ----        ------------       ------
Atlantic City, Municipal
 Utilities Authority RB
 5.000%, 1/01/08                       $3,895,000            6/09/05         $3,953,171       $3,916,656          1.9%
Denver City & County Multi-
 Family Housing RB
 3.580%, 4/15/14                        3,000,000           10/19/05          3,000,000        3,000,000          1.5
Hapeville, Development
 Authority RB
 6.500%, 08/01/09                         490,000            7/12/06            490,000          493,357          0.2
Kidspeace National Centers of
 Georgia, USDA
 6.300%, 12/01/28                         250,000            1/05/04            250,000          250,470          0.1





--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Except for the matter noted below, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. The registrant's fund accountant has notified the registrant that it identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities using an automated fair valuation process. The fund accountant has notified the registrant that this control weakness has been corrected.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 19, 2007


By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 19, 2007

* Print the name and title of each signing officer under his or her signature.